UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts    02199-8197

(Address of principal executive offices)    (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

March 31, 2021

Loomis Sayles Core Plus Bond Fund

Loomis Sayles Credit Income Fund

Loomis Sayles Global Allocation Fund

Loomis Sayles Growth Fund

Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Limited Term Government and Agency Fund

LOOMIS SAYLES CORE PLUS BOND FUND

Managers	Symbols

Lead Portfolio Managers	Class A NEFRX

Peter W. Palfrey, CFA®	Class C NECRX

Richard G. Raczkowski	Class N NERNX

Agency MBS Portfolio Managers	Class Y NERYX

Ian Anderson

Barath W. Sankaran, CFA®

Loomis, Sayles & Company, L.P.

Average Annual Total Returns — March 31, 20213

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 12/30/94)
NAV	-1.21%	5.59%	4.76%	4.68%	—	0.47%	0.47%

Class A (Inception 11/7/73)
NAV	-1.27	5.37	4.50	4.42	—	0.72	0.72
With 4.25% Maximum Sales Charge	-5.43	0.90	3.60	3.96	—

Class C (Inception 12/30/94)
NAV	-1.71	4.48	3.71	3.80	—	1.47	1.47
With CDSC[1]	-2.67	3.48	3.71	3.80	—

Class N (Inception 2/1/13)
NAV	-1.17	5.66	4.85	—	3.69	0.38	0.38

Comparative Performance
Bloomberg Barclays U.S. Aggregate Bond Index[2]	-2.73	0.71	3.10	3.44	2.89

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg Barclays U.S. Aggregate Bond Index is broad-based index that covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES CREDIT INCOME FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A LOCAX

Elaine M. Stokes	Class C LOCCX

Brain P. Kennedy	Class N LOCNX

Class Y LOCYX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high current income with a secondary objective of capital growth.

Total Returns — March 31, 20213

			Expense Ratios[4]

	6 Months	Life of Fund	Gross	Net

Class Y (Inception 9/29/20)
NAV	2.14%	1.83%	1.11%	0.57%

Class A (Inception 9/29/20)
NAV	2.13	1.83	1.36	0.82
With 4.25% Maximum Sales Charge	-2.18	-2.46

Class C (Inception 9/29/20)
NAV	1.64	1.34	2.11	1.57
With CDSC[1]	0.64	0.34

Class N (Inception 9/29/20)
NAV	2.16	1.86	1.42	0.52

Comparative Performance
Bloomberg Barclays U.S. Credit Index[2]	-1.79	-1.98

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg Barclays U.S. Credit Index measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. It is composed of the U.S. Corporate Index and a non-corporate component that includes non-U.S. agencies, sovereigns, supranationals and local authorities. The U.S. Credit Index was called the U.S. Corporate Index until July 2000, when it was renamed to reflect its inclusion of both corporate and non-corporate issuers. The U.S. Credit Index is a subset of the U.S. Government/Credit Index and U.S. Aggregate Index. Indexes are unmanaged. It is not possible to invest directly in an index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES GLOBAL ALLOCATION FUND

Managers	Symbols

Matthew J. Eagan, CFA®*	Class A LGMAX

Daniel J. Fuss, CFA®, CIC*	Class C LGMCX

Eileen N. Riley, CFA®	Class N LGMNX

David W. Rolley, CFA®	Class Y LSWWX

Lee M. Rosenbaum

Loomis, Sayles & Company, L.P.

*	Effective March 1, 2021, Matthew Eagan was added as portfolio manager to the Fund and Daniel J. Fuss no longer serves as portfolio manager.

Investment Goal

The Fund seeks high total investment return through a combination of capital appreciation and current income.

Average Annual Total Returns —March 31, 20214

					Life of Class N	Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 5/1/96)
NAV	9.66%	36.98%	12.40%	9.16%	—	0.90%	0.90%

Class A (Inception 2/1/06)
NAV	9.49	36.63	12.11	8.88	—	1.15	1.15
With 5.75% Maximum Sales Charge	-3.20	28.79	10.79	8.24	—

Class C (Inception 2/1/06)
NAV	9.13	35.64	11.29	8.23	—	1.90	1.90
With CDSC[1]	8.13	34.64	11.29	8.23	—

Class N (Inception 2/1/17)
NAV	9.70	37.09	—	—	13.17	0.82	0.82

Comparative Performance
MSCI ACWI (Net)[2]	19.93	54.60	13.21	9.14	13.25
Blended Index[3]	11.13	32.72	9.12	6.55	9.71

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	The MSCI All Country World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

3

The Blended Index is an unmanaged, blended index composed of the following weights: 60% MSCI All Country World Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index. The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The four major components of this index are the U.S. Aggregate, the Pan-European Aggregate, the Asian-Pacific Aggregate, and the Canadian Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES GROWTH FUND

Manager	Symbols

Aziz V. Hamzaogullari, CFA®	Class A LGRRX

Loomis, Sayles & Company, L.P.	Class C LGRCX

Class N LGRNX

Class Y LSGRX

Investment Goal

The Fund seeks long-term growth of capital.

Average Annual Total Returns — March 31, 20213

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 5/16/91)
NAV	11.76%	53.09%	19.72%	16.87%	—	0.65%	0.65%

Class A (Inception 12/31/96)
NAV	11.65	52.80	19.43	16.58	—	0.90	0.90
With 5.75% Maximum Sales Charge	5.25	44.04	18.01	15.89	—

Class C (Inception 9/12/03)
NAV	11.26	51.65	18.52	15.87	—	1.65	1.65
With CDSC[1]	10.26	50.65	18.52	15.87	—

Class N (Inception 2/1/13)
NAV	11.79	53.23	19.83	—	17.68	0.57	0.57

Comparative Performance
Russell 1000® Growth Index[2]	12.44	62.74	21.05	16.63	18.32

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

The Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Growth Index companies with higher price-to-book ratios and higher forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND

Managers	Symbols

Daniel Conklin, CFA®	Class A LSDRX

Christopher T. Harms	Class C LSCDX

Clifton V. Rowe, CFA®	Class N LSDNX

Class Y LSDIX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund’s investment objective is above-average total return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20214

					Life of Class N	Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 1/28/98)[1]
NAV	-0.83%	5.48%	3.41%	3.38%	—	0.47%	0.40%

Class A (Inception 5/28/10)[1]
NAV	-0.95	5.22	3.15	3.10	—	0.72	0.65
With 4.25% Maximum Sales Charge	-5.18	0.77	2.26	2.66	—

Class C (Inception 8/31/16)[1]
NAV	-1.34	4.41	2.38	2.44	—	1.46	1.40
With CDSC[2]	-2.30	3.41	2.38	2.44	—

Class N (Inception 2/01/19)
NAV	-0.71	5.64	—	—	5.92	0.43	0.35

Comparative Performance
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index[3]	-1.39	2.01	2.75	2.88	4.86

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

As of August 31, 2016, the Fund’s Retail Class shares and Institutional Class shares were redesignated as Class A shares and Class Y shares, respectively. Accordingly, the returns shown in the table for Class A shares prior to August 31, 2016 are those of Retail Class shares, restated to reflect the sales loads of Class A shares, and the returns in the table for Class Y shares prior to August 31, 2016 are those of Institutional Class shares.

2	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3

The Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index includes securities in the intermediate maturity range within the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Managers	Symbols

Daniel Conklin, CFA®	Class A NEFLX

Christopher T. Harms	Class C NECLX

Clifton V. Rowe, CFA®	Class N LGANX

Class Y NELYX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high current return consistent with preservation of capital.

Average Annual Total Returns — March 31, 20213

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 3/31/94)
NAV	-0.29%	0.59%	1.74%	1.73%	—	0.49%	0.49%

Class A (Inception 1/3/89)
NAV	-0.51	0.34	1.49	1.47	—	0.74	0.74
With 2.25% Maximum Sales Charge	-2.78	-1.88	1.02	1.24	—

Class C (Inception 12/30/94)
NAV	-0.83	-0.44	0.72	0.86	—	1.49	1.49
With CDSC[1]	-1.83	-1.44	0.72	0.86	—

Class N (Inception 2/1/17)
NAV	-0.34	0.59	—	—	2.18	0.42	0.41

Comparative Performance
Bloomberg Barclays U.S. 1-5 Year Government Bond Index[2]	-0.56	-0.02	1.92	1.72	2.39

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg Barclays U.S. 1-5 Year Government Bond Index is a subindex of the Bloomberg Barclays U.S. Government Index, which is comprised of the Bloomberg Barclays U.S. Treasury and U.S. Agency Indices. The Bloomberg Barclays U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Bloomberg Barclays U.S. Government Index is a component of the Bloomberg Barclays U.S. Government/Credit Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Fund’s website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities the most recent 12-month period ended June 30 is available from the Fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2020 through March 31, 2021. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of the fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES CORE PLUS BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2020	ENDING ACCOUNT VALUE 3/31/2021	EXPENSES PAID DURING PERIOD* 10/1/2020 - 3/31/2021
Class A
Actual	$1,000.00	$987.30	$3.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.39	$3.58
Class C
Actual	$1,000.00	$982.90	$7.22
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.34
Class N
Actual	$1,000.00	$988.30	$1.88
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	$1.92
Class Y
Actual	$1,000.00	$987.90	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	$2.32

*

Expenses are equal to the Fund’s annualized expense ratio: 0.71%, 1.46%, 0.38% and 0.46% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES CREDIT INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2020	ENDING ACCOUNT VALUE 3/31/2021	EXPENSES PAID DURING PERIOD* 10/1/2020 – 3/31/2021
Class A
Actual	$1,000.00	$1,021.30	$4.13
Hypothetical (5% return before expenses)	$1,000.00	$1,020.84	$4.13
Class C
Actual	$1,000.00	$1,016.40	$7.89
Hypothetical (5% return before expenses)	$1,000.00	$1,017.10	$7.90
Class N
Actual	$1,000.00	$1,021.60	$2.62
Hypothetical (5% return before expenses)	$1,000.00	$1,022.34	$2.62
Class Y
Actual	$1,000.00	$1,021.40	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	$2.87

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.82%, 1.57%, 0.52% and 0.57% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES GLOBAL ALLOCATION FUND	BEGINNING ACCOUNT VALUE 10/1/2020	ENDING ACCOUNT VALUE 3/31/2021	EXPENSES PAID DURING PERIOD* 10/1/2020 - 3/31/2021
Class A
Actual	$1,000.00	$1,094.90	$5.95
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.74
Class C
Actual	$1,000.00	$1,091.30	$9.85
Hypothetical (5% return before expenses)	$1,000.00	$1,015.51	$9.50
Class N
Actual	$1,000.00	$1,097.00	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.84	$4.13
Class Y
Actual	$1,000.00	$1,096.60	$4.65
Hypothetical (5% return before expenses)	$1,000.00	$1,020.49	$4.48

*

Expenses are equal to the Fund’s annualized expense ratio: 1.14%, 1.89%, 0.82% and 0.89% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES GROWTH FUND	BEGINNING ACCOUNT VALUE 10/1/2020	ENDING ACCOUNT VALUE 3/31/2021	EXPENSES PAID DURING PERIOD* 10/1/2020 - 3/31/2021
Class A
Actual	$1,000.00	$1,116.50	$4.70
Hypothetical (5% return before expenses)	$1,000.00	$1,020.49	$4.48
Class C
Actual	$1,000.00	$1,112.60	$8.64
Hypothetical (5% return before expenses)	$1,000.00	$1,016.75	$8.25
Class N
Actual	$1,000.00	$1,117.90	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	$2.87
Class Y
Actual	$1,000.00	$1,117.60	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.74	$3.23

*

Expenses are equal to the Fund’s annualized expense ratio: 0.89%, 1.64%, 0.57% and 0.64% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2020	ENDING ACCOUNT VALUE 3/31/2021	EXPENSES PAID DURING PERIOD* 10/1/2020 – 3/31/2021
Class A
Actual	$1,000.00	$990.50	$3.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28
Class C
Actual	$1,000.00	$986.60	$6.93
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04
Class N
Actual	$1,000.00	$992.90	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$1.77
Class Y
Actual	$1,000.00	$991.70	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.65%, 1.40%, 0.35% and 0.40% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  10

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND	BEGINNING ACCOUNT VALUE 10/1/2020	ENDING ACCOUNT VALUE 3/31/2021	EXPENSES PAID DURING PERIOD* 10/1/2020 – 3/31/2021
Class A
Actual	$1,000.00	$994.90	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.29	$3.68
Class C
Actual	$1,000.00	$991.70	$7.40
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.49
Class N
Actual	$1,000.00	$996.60	$2.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.89	$2.07
Class Y
Actual	$1,000.00	$997.10	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.49	$2.47

*

Expenses are equal to the Fund’s annualized expense ratio: 0.73%, 1.49%, 0.41% and 0.49% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

11  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 84.6% of Net Assets
Non-Convertible Bonds — 84.4%
	ABS Car Loan — 0.7%
$5,674,500	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	$5,695,018
14,245,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 2.720%, 11/20/2022, 144A	14,383,666
9,825,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A	10,137,455
4,732,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	4,837,445
7,215,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	7,743,892
7,910,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	8,084,328
3,627,037	CarMax Auto Owner Trust, Series 2019-4, Class A2A, 2.010%, 3/15/2023	3,641,986
2,730,000	Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.260%, 4/15/2024, 144A	2,753,347
1,273,070	Santander Drive Auto Receivables Trust, Series 2018-2, Class C, 3.350%, 7/17/2023	1,279,579
9,160,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.750%, 2/17/2026	9,138,215

		67,694,931

	ABS Credit Card — 0.1%
10,552,000	World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/2025	10,589,076

	ABS Home Equity — 0.9%
1,467,278	Bayview Koitere Fund Trust, Series 2017-SPL3, Class A, 4.000%, 11/28/2053, 144A(a)	1,509,212
1,740,442	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	1,784,260
973,023	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)	988,130
5,548,997	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class A, 3.500%, 5/28/2069, 144A(a)	5,680,014
3,276,544	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.000%, 10/28/2064, 144A(a)	3,365,682
1,317,968	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.000%, 6/28/2054, 144A(a)	1,351,581
4,798,215	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	4,998,544
21,133	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(a)	21,107
22,699,485	Invitation Homes Trust, Series 2018-SFR2, Class A, 1-month LIBOR + 0.900%, 1.006%, 6/17/2037, 144A(b)	22,741,549
5,164,034	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 3-month LIBOR + 0.770%, 0.952%, 12/22/2069, 144A(b)	5,171,454
	ABS Home Equity — continued
905,130	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(a)	912,502
3,632,641	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(a)	3,708,468
944,370	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(a)	960,534
313,115	Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 4.000%, 12/25/2047, 144A(a)	313,860
2,178,484	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 2/25/2048, 144A(a)	2,219,813
4,307,565	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048, 144A(a)	4,416,670
1,454,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.399%, 10/25/2053, 144A(a)	1,540,048
1,142,270	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	1,144,276
4,763,689	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055, 144A(a)	5,071,087
2,605,598	Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/2055, 144A(a)	2,639,552
5,712,060	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055, 144A(a)	5,968,536
8,950,648	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)	9,420,332

		85,927,211

	ABS Other — 0.7%
25,160,000	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A	24,577,974
7,943,000	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/2032, 144A	8,332,144
12,426,600	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046, 144A	12,061,151
10,904,746	Textainer Marine Containers VIII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045, 144A	10,928,490
13,430,000	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A	13,104,654

		69,004,413

	ABS Student Loan — 0.2%
9,850,618	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	9,912,573
6,745,831	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053, 144A	6,662,426
4,229,000	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/2046, 144A	4,334,069

		20,909,068

	ABS Whole Business — 0.1%
13,402,350	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.262%, 9/05/2048, 144A	13,412,268

	Aerospace & Defense — 1.4%
24,635,000	Boeing Co. (The), 1.433%, 2/04/2024	24,947,775
18,782,000	Boeing Co. (The), 5.705%, 5/01/2040	22,984,031
20,417,000	Boeing Co. (The), 5.805%, 5/01/2050	25,703,991
3,595,000	Boeing Co. (The), 5.930%, 5/01/2060	4,612,835

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Aerospace & Defense — continued
$874,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	$911,145
14,175,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	14,708,547
5,685,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030	6,306,250
33,420,000	Textron, Inc., 3.000%, 6/01/2030	33,945,622

		134,120,196

	Agency Commercial Mortgage-Backed Securities — 1.3%
5,358,203	Federal National Mortgage Association, Series 2015-M17, Class A2, 2.898%, 11/25/2025(a)	5,761,279
19,323,414	Federal National Mortgage Association, Series 2017-M14, Class A2, 2.869%, 11/25/2027(a)(c)	20,736,427
1,575,872	Federal National Mortgage Association, Series 2017-M15, Class A2, 2.960%, 9/25/2027(a)	1,712,357
7,206,290	Federal National Mortgage Association, Series 2017-M3, Class A2, 2.478%, 12/25/2026(a)	7,593,509
6,206,747	Federal National Mortgage Association, Series 2017-M7, Class A2, 2.961%, 2/25/2027(a)	6,681,707
11,259,203	Federal National Mortgage Association, Series 2018-M1, Class A2, 2.985%, 12/25/2027(a)	12,291,718
2,335,328	Federal National Mortgage Association, Series 2018-M10, Class A2, 3.370%, 7/25/2028(a)	2,615,753
17,016,566	Federal National Mortgage Association, Series 2018-M7, Class A2, 3.052%, 3/25/2028(a)(c)	18,532,968
4,428,579	Federal National Mortgage Association, Series 2018-M8, Class A2, 3.325%, 6/25/2028(a)	4,928,783
2,629,617	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/2026	2,817,314
5,881,039	FHLMC Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/2026(a)	6,515,865
6,640,495	FHLMC Multifamily Structured Pass Through Certificates, Series K062, Class A2, 3.413%, 12/25/2026	7,378,106
4,846,745	FHLMC Multifamily Structured Pass Through Certificates, Series K063, Class A2, 3.430%, 1/25/2027(a)	5,391,788
868,628	FHLMC Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/2027(a)	957,011
1,243,610	FHLMC Multifamily Structured Pass Through Certificates, Series K071, Class A2, 3.286%, 11/25/2027	1,377,721
7,637,281	FHLMC Multifamily Structured Pass Through Certificates, Series K072, Class A2, 3.444%, 12/25/2027	8,532,987
2,420,767	FHLMC Multifamily Structured Pass Through Certificates, Series K073, Class A2, 3.350%, 1/25/2028	2,691,153
9,934,637	FHLMC Multifamily Structured Pass Through Certificates, Series K084, Class A2, 3.780%, 10/25/2028(a)	11,305,687

		127,822,133

	Airlines — 0.7%
8,660,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	9,012,375
9,910,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	10,540,772
1,957,477	Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.000%, 4/29/2026	2,013,226
18,085,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028, 144A	19,665,553
17,470,000	Southwest Airlines Co., 5.125%, 6/15/2027	20,084,728
5,505,000	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	5,716,062

		67,032,716

	Automotive — 2.3%
18,225,000	Ford Motor Credit Co. LLC, 2.900%, 2/16/2028	17,509,669
15,580,000	Ford Motor Credit Co. LLC, 5.875%, 8/02/2021	15,789,551
22,553,000	General Motors Co., 5.000%, 4/01/2035	25,977,542
7,913,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	8,296,685
26,135,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/2033	26,135,000
7,940,000	Hyundai Capital America, 2.375%, 10/15/2027, 144A	7,964,172
11,596,000	Hyundai Capital America, 2.650%, 2/10/2025, 144A	11,978,693
8,345,000	Hyundai Capital America, 3.000%, 2/10/2027, 144A	8,682,121
18,824,000	Lear Corp., 5.250%, 5/15/2049	22,055,404
8,595,000	Nissan Motor Co. Ltd., 3.043%, 9/15/2023, 144A	8,992,187
17,460,000	Nissan Motor Co. Ltd., 3.522%, 9/17/2025, 144A	18,495,923
9,825,000	Toyota Motor Corp., 2.358%, 7/02/2024	10,350,501
16,490,000	Toyota Motor Credit Corp., MTN, 1.800%, 2/13/2025	16,942,084
7,946,000	Volkswagen Group of America Finance LLC, 3.200%, 9/26/2026, 144A	8,533,939
14,887,000	Volkswagen Group of America Finance LLC, 3.750%, 5/13/2030, 144A	16,148,062

		223,851,533

	Banking — 8.9%
31,336,000	Ally Financial, Inc., 3.050%, 6/05/2023	32,765,788
20,016,000	American Express Co., 2.500%, 7/30/2024	21,128,885
11,254,000	Banco Santander Chile, 2.700%, 1/10/2025, 144A	11,760,430
15,204,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	15,829,645
15,600,000	Banco Santander S.A., 1.849%, 3/25/2026	15,570,113
3,600,000	Banco Santander S.A., 2.958%, 3/25/2031	3,579,230
31,885,000	Bangkok Bank PCL, 4.050%, 3/19/2024, 144A	34,810,601
9,656,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	10,042,673
58,102,000	Bank of America Corp., (fixed rate to 4/23/2026, variable rate thereafter), MTN, 3.559%, 4/23/2027	63,225,014
6,700,000	Barclays PLC, 3.200%, 8/10/2021	6,766,327
24,705,000	Barclays PLC, (fixed rate to 3/10/2041, variable rate thereafter), 3.811%, 3/10/2042	24,201,941
8,805,000	BBVA Bancomer S.A., 1.875%, 9/18/2025, 144A	8,816,006
19,610,000	BNP Paribas S.A., (fixed rate to 1/13/2026, variable rate thereafter), 1.323%, 1/13/2027, 144A	19,178,415

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$29,799,000	BNP Paribas S.A., (fixed rate to 11/19/2024, variable rate thereafter), 2.819%, 11/19/2025, 144A	$31,368,108
6,645,000	Citigroup, Inc., 4.000%, 8/05/2024	7,256,621
28,532,000	Citigroup, Inc., 4.050%, 7/30/2022	29,818,131
10,800,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031	12,325,090
18,320,000	Credit Agricole S.A., 2.811%, 1/11/2041, 144A	16,604,013
5,853,000	Credit Suisse AG, 2.100%, 11/12/2021	5,913,996
11,240,000	Deutsche Bank AG, 1.686%, 3/19/2026	11,215,029
10,505,000	Deutsche Bank AG, (fixed rate to 1/14/2031, variable rate thereafter), 3.729%, 1/14/2032	10,185,995
13,420,000	Deutsche Bank AG, (fixed rate to 11/24/2025, variable rate thereafter), 2.129%, 11/24/2026	13,453,768
34,005,000	DNB Bank ASA, 2.150%, 12/02/2022, 144A	35,065,511
12,057,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	12,713,113
17,026,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	24,068,311
6,000,000	Goldman Sachs Group, Inc. (The), (fixed rate to 6/5/2027, variable rate thereafter), 3.691%, 6/05/2028	6,564,977
2,605,000	HSBC Holdings PLC, 4.950%, 3/31/2030	3,041,547
18,906,000	Huntington Bancshares, Inc., 2.625%, 8/06/2024	19,944,530
14,425,000	ING Groep NV, (fixed rate to 4/01/2026, variable rate thereafter), 1.726%, 4/01/2027	14,436,540
14,082,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	14,342,395
10,366,000	JPMorgan Chase & Co., 3.200%, 1/25/2023	10,888,543
9,705,000	JPMorgan Chase & Co., 4.350%, 8/15/2021	9,849,035
22,401,000	JPMorgan Chase & Co., 4.500%, 1/24/2022	23,166,920
31,750,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	32,268,161
3,235,000	Lloyds Banking Group PLC, 3.000%, 1/11/2022	3,298,338
3,755,000	Lloyds Banking Group PLC, 3.100%, 7/06/2021	3,780,837
27,075,000	Lloyds Banking Group PLC, 4.344%, 1/09/2048	29,509,406
10,000,000	Morgan Stanley, (fixed rate to 7/22/2027, variable rate thereafter), 3.591%, 7/22/2028	10,901,857
3,210,000	Morgan Stanley, GMTN, 3.700%, 10/23/2024	3,514,175
11,914,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	12,109,807
20,667,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	22,576,579
15,854,000	Nationwide Building Society, (fixed rate to 4/26/2022, variable rate thereafter), 3.622%, 4/26/2023, 144A	16,352,992
17,572,000	PNC Bank NA, (fixed rate to 12/9/2021, variable rate thereafter), 2.028%, 12/09/2022	17,765,995
10,161,000	Santander UK Group Holdings PLC, 5.625%, 9/15/2045, 144A	12,544,894
29,676,000	Societe Generale S.A., 2.625%, 1/22/2025, 144A	30,759,783
27,261,000	Standard Chartered PLC, (fixed rate to 1/30/2025, variable rate thereafter), 2.819%, 1/30/2026, 144A	28,343,381
16,310,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	16,317,162
20,961,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/2024	22,160,623
13,675,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	14,219,250
24,004,000	Toronto-Dominion Bank (The), MTN, 2.650%, 6/12/2024	25,460,357

		881,780,838

	Brokerage — 0.1%
10,960,000	Owl Rock Technology Finance Corp., 3.750%, 6/17/2026, 144A	11,208,279

	Building Materials — 0.5%
12,050,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	11,760,800
21,858,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	23,480,301
8,129,000	Owens Corning, 4.200%, 12/01/2024	8,971,810
1,245,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	1,299,469

		45,512,380

	Cable Satellite — 0.5%
27,375,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	27,429,476
2,664,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 2/15/2026, 144A	2,748,582
6,920,000	Time Warner Cable LLC, 4.500%, 9/15/2042	7,396,165
877,000	Time Warner Cable LLC, 5.500%, 9/01/2041	1,037,982
2,514,000	Time Warner Cable LLC, 5.875%, 11/15/2040	3,121,994
8,019,000	Time Warner Cable LLC, 6.550%, 5/01/2037	10,544,948
1,911,000	Time Warner Cable LLC, 6.750%, 6/15/2039	2,560,330

		54,839,477

	Chemicals — 1.0%
3,498,000	Air Products & Chemicals, Inc., 1.500%, 10/15/2025	3,548,825
1,610,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	1,592,290
28,948,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	32,928,350
1,571,000	Ecolab, Inc., 4.800%, 3/24/2030	1,879,268
9,845,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	10,148,128
12,223,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044, 144A	14,319,245
10,599,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042, 144A	13,566,720
4,179,000	RPM International, Inc., 3.450%, 11/15/2022	4,325,837
12,792,000	Sociedad Quimica y Minera de Chile S.A., 4.250%, 1/22/2050, 144A	13,709,186
6,213,000	Univar Solutions USA, Inc., 5.125%, 12/01/2027, 144A	6,465,372

		102,483,221

	Collateralized Mortgage Obligations — 0.2%
4,746,601	Federal Home Loan Mortgage Corp., REMIC, Series 3654, Class DC, 5.000%, 4/15/2030	5,409,270
336,895	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 0.470%, 10/20/2060(b)	337,234
319,403	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 0.640%, 8/20/2062(b)	320,919
111,889	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(d)(e)	111,522
149,440	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(d)(e)	148,592
292,755	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(d)(e)	291,865
435,631	Government National Mortgage Association, Series 2013-H07, Class DA, 2.500%, 3/20/2063(d)(e)	434,977
1,578,447	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063	1,596,777

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$10,755,881	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	$10,925,972
19,742	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 0.400%, 5/20/2063(b)(d)(e)	19,628

		19,596,756

	Construction Machinery — 0.3%
6,702,000	Caterpillar Financial Services Corp., MTN, 2.150%, 11/08/2024	7,013,799
6,500,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	6,674,692
8,264,000	CNH Industrial Capital LLC, 4.375%, 4/05/2022	8,568,656
4,547,000	John Deere Capital Corp., MTN, 2.600%, 3/07/2024	4,815,775

		27,072,922

	Consumer Cyclical Services — 0.4%
18,630,000	Alibaba Group Holding Ltd., 3.250%, 2/09/2061	17,239,162
8,360,000	Expedia Group, Inc., 3.600%, 12/15/2023, 144A	8,877,066
6,420,000	Expedia Group, Inc., 4.625%, 8/01/2027, 144A	7,136,600
2,005,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	2,319,208
3,945,000	MercadoLibre, Inc., 2.375%, 1/14/2026	3,916,202
5,130,000	MercadoLibre, Inc., 3.125%, 1/14/2031	4,883,760

		44,371,998

	Consumer Products — 0.5%
6,911,000	Hasbro, Inc., 3.550%, 11/19/2026	7,458,657
987,000	Hasbro, Inc., 3.900%, 11/19/2029	1,061,479
2,415,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A	2,355,881
6,670,000	Mattel, Inc., 3.375%, 4/01/2026, 144A	6,886,375
3,161,000	Newell Brands, Inc., 4.875%, 6/01/2025	3,488,954
8,890,000	Valvoline, Inc., 3.625%, 6/15/2031, 144A	8,601,075
2,838,000	Valvoline, Inc., 4.250%, 2/15/2030, 144A	2,894,760
12,185,000	Whirlpool Corp., 4.750%, 2/26/2029	14,115,191
3,318,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,346,508

		50,208,880

	Diversified Manufacturing — 0.4%
3,085,000	Clark Equipment Co., 5.875%, 6/01/2025, 144A	3,262,388
16,591,000	General Electric Co., 4.250%, 5/01/2040	18,210,486
5,956,000	General Electric Co., 4.350%, 5/01/2050	6,610,831
8,705,000	Roper Technologies, Inc., 1.400%, 9/15/2027	8,410,405

		36,494,110

	Electric — 1.7%
4,016,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	4,261,779
4,041,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	4,320,152
15,315,000	Calpine Corp., 3.750%, 3/01/2031, 144A	14,596,727
16,660,000	Calpine Corp., 5.000%, 2/01/2031, 144A	16,260,160
20,400,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031, 144A	19,571,352
30,209,817	Cometa Energia S.A. de CV, 6.375%, 4/24/2035, 144A	33,759,470
3,816,000	DPL, Inc., 4.125%, 7/01/2025, 144A	4,044,273
954,000	Edison International, 4.950%, 4/15/2025	1,064,869
3,147,000	Enel Americas S.A., 4.000%, 10/25/2026	3,437,122
3,194,000	Enel Generacion Chile S.A., 4.250%, 4/15/2024	3,431,779
7,514,000	Entergy Corp., 2.800%, 6/15/2030	7,566,233
16,373,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	16,806,108
10,340,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, 8/15/2028, 144A	10,508,025
11,395,000	PG&E Corp., 5.000%, 7/01/2028	12,038,533
	Electric — continued
1,647,000	PG&E Corp., 5.250%, 7/01/2030	1,745,820
7,987,000	Transelec S.A., 4.250%, 1/14/2025, 144A	8,705,830
4,158,000	Transelec S.A., 4.625%, 7/26/2023, 144A	4,488,894
2,895,000	Virginia Electric & Power Co., Class A, 2.875%, 7/15/2029	3,015,245

		169,622,371

	Finance Companies — 2.0%
1,534,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/23/2023	1,590,498
21,331,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	22,800,706
27,195,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	26,018,064
31,405,000	Ares Capital Corp., 2.150%, 7/15/2026	30,582,939
23,990,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028, 144A	22,544,693
21,195,000	FS KKR Capital Corp., 3.400%, 1/15/2026	21,022,708
4,628,000	GATX Corp., 4.000%, 6/30/2030	5,096,854
3,712,000	International Lease Finance Corp., 5.875%, 8/15/2022	3,969,397
17,602,000	Navient Corp., 5.000%, 3/15/2027	17,646,005
1,016,000	Navient Corp., 5.875%, 10/25/2024	1,066,912
1,068,000	Navient Corp., 6.750%, 6/15/2026	1,157,712
8,451,000	Navient Corp., MTN, 6.125%, 3/25/2024	8,947,496
16,090,000	Owl Rock Capital Corp., 3.400%, 7/15/2026	16,297,222
4,145,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	3,989,562
13,626,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	13,115,025

		195,845,793

	Financial Other — 0.2%
13,710,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029, 144A	13,397,549
5,995,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	6,189,838

		19,587,387

	Food & Beverage — 2.3%
25,505,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046	30,466,840
14,358,000	Anheuser-Busch InBev Worldwide, Inc., 4.350%, 6/01/2040	16,233,068
17,348,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 6/01/2060	19,551,971
7,006,000	Bacardi Ltd., 5.150%, 5/15/2038, 144A	8,372,873
19,029,000	Bacardi Ltd., 5.300%, 5/15/2048, 144A	23,379,600
19,940,000	BRF S.A., 5.750%, 9/21/2050, 144A	19,640,302
2,500,000	Bunge Ltd. Finance Corp., 1.630%, 8/17/2025	2,501,090
12,400,000	Conagra Brands, Inc., 1.375%, 11/01/2027	11,944,857
29,356,000	Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050	29,240,925
3,490,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,869,572
11,068,000	Kraft Heinz Foods Co., 3.875%, 5/15/2027	12,054,108
23,625,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	23,365,125
20,451,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	20,502,128
1,790,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	1,780,137

		222,902,596

	Gaming — 0.1%
5,245,000	International Game Technology PLC, 4.125%, 4/15/2026, 144A	5,389,657

	Government Owned – No Guarantee — 2.3%
7,695,000	Antares Holdings LP, 3.950%, 7/15/2026, 144A	7,760,320

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Government Owned – No Guarantee — continued
$7,364,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	$7,585,804
17,070,000	Dolphin Energy Ltd. LLC, 5.500%, 12/15/2021, 144A	17,639,114
4,370,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050, 144A	3,812,825
21,790,000	OCP S.A., 5.625%, 4/25/2024, 144A	23,669,387
18,465,000	Ooredoo International Finance Ltd., 2.625%, 4/08/2031, 144A	18,265,947
6,982,000	Ooredoo International Finance Ltd., 3.250%, 2/21/2023, 144A	7,292,420
10,400,000	Ooredoo International Finance Ltd., 3.875%, 1/31/2028, 144A	11,619,816
14,095,000	Saudi Arabian Oil Co., 3.500%, 11/24/2070, 144A	12,510,040
11,680,000	Saudi Arabian Oil Co., 4.375%, 4/16/2049, 144A	12,669,564
44,487,000	Tennessee Valley Authority, 4.250%, 9/15/2065	57,366,703
8,587,000	Tennessee Valley Authority, 4.625%, 9/15/2060	11,608,468
6,077,000	Tennessee Valley Authority, 4.875%, 1/15/2048	8,351,435
10,402,000	Tennessee Valley Authority, 5.250%, 9/15/2039	14,265,426
10,376,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	11,781,948

		226,199,217

	Health Insurance — 0.3%
23,890,000	Centene Corp., 2.500%, 3/01/2031	22,815,428
11,398,000	Centene Corp., 3.375%, 2/15/2030	11,504,799

		34,320,227

	Healthcare — 0.6%
4,213,000	CVS Health Corp., 4.300%, 3/25/2028	4,784,207
20,165,000	CVS Health Corp., 5.050%, 3/25/2048	24,755,356
17,239,000	DaVita, Inc., 4.625%, 6/01/2030, 144A	17,564,127
9,916,000	Quest Diagnostics, Inc., 2.800%, 6/30/2031	10,078,870

		57,182,560

	Home Construction — 0.2%
275,000	Lennar Corp., 4.500%, 4/30/2024	299,137
1,291,000	Lennar Corp., 4.750%, 11/15/2022	1,353,936
18,057,000	NVR, Inc., 3.000%, 5/15/2030	18,532,698

		20,185,771

	Hybrid ARMs — 0.0%
14,212	FNMA, 6-month LIBOR + 1.460%, 1.710%, 2/01/2037(b)	14,604

	Independent Energy — 0.9%
2,940,000	Aker BP ASA, 3.000%, 1/15/2025, 144A	3,041,205
2,955,000	Chesapeake Energy Corp., 5.875%, 2/01/2029, 144A	3,132,300
9,289,000	Diamondback Energy, Inc., 4.750%, 5/31/2025	10,380,271
12,755,000	Energean Israel Finance Ltd., 4.500%, 3/30/2024, 144A	12,854,362
1,535,000	EQT Corp., 5.000%, 1/15/2029	1,642,450
10,165,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	11,104,348
19,575,000	Occidental Petroleum Corp., 5.875%, 9/01/2025	20,921,760
2,410,000	Occidental Petroleum Corp., 8.000%, 7/15/2025	2,766,511
4,394,666	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	4,327,472
4,820,000	Pioneer Natural Resources Co., 1.125%, 1/15/2026	4,732,138
11,507,000	WPX Energy, Inc., 4.500%, 1/15/2030	12,390,623

		87,293,440

	Industrial Other — 0.2%
10,447,000	CK Hutchison International 16 Ltd., 2.750%, 10/03/2026, 144A	11,088,550
	Industrial Other — continued
9,417,000	CK Hutchison International 20 Ltd., 2.500%, 5/08/2030, 144A	9,348,924
3,816,000	Georgetown University (The), Class A, 5.215%, 10/01/2118	4,897,073

		25,334,547

	Life Insurance — 0.6%
27,675,000	Athene Global Funding, 2.450%, 8/20/2027, 144A	28,004,372
17,345,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	20,323,261
4,530,000	GA Global Funding Trust, 1.625%, 1/15/2026, 144A	4,523,713
3,445,000	OneAmerica Financial Partners, Inc., 4.250%, 10/15/2050, 144A	3,355,292

		56,206,638

	Lodging — 0.4%
15,690,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	15,228,714
23,965,000	Marriott International, Inc., 3.500%, 10/15/2032	24,868,348

		40,097,062

	Media Entertainment — 1.1%
21,850,000	AMC Networks, Inc., 4.250%, 2/15/2029	21,249,125
60,490,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	2,144,725
10,225,000	Lamar Media Corp., 3.625%, 1/15/2031, 144A	9,877,861
9,783,000	Lamar Media Corp., 3.750%, 2/15/2028	9,770,771
5,486,000	Lamar Media Corp., 4.000%, 2/15/2030	5,470,749
14,145,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.250%, 1/15/2029, 144A	13,617,674
17,860,000	Prosus NV, 3.832%, 2/08/2051, 144A	15,685,989
15,455,000	Prosus NV, 3.680%, 1/21/2030, 144A	15,951,657
14,843,000	Prosus NV, 4.850%, 7/06/2027, 144A	16,644,643

		110,413,194

	Metals & Mining — 1.1%
1,835,000	Anglo American Capital PLC, 2.250%, 3/17/2028, 144A	1,807,358
2,560,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	2,505,345
3,720,000	Anglo American Capital PLC, 3.950%, 9/10/2050, 144A	3,781,137
9,737,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	11,626,202
17,005,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	17,313,301
18,120,000	Fresnillo PLC, 4.250%, 10/02/2050, 144A	17,828,630
34,340,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	32,997,993
3,816,000	Steel Dynamics, Inc., 2.400%, 6/15/2025	3,977,228
2,689,000	Steel Dynamics, Inc., 3.450%, 4/15/2030	2,870,595
9,945,000	Vale Overseas Ltd., 3.750%, 7/08/2030	10,381,486

		105,089,275

	Midstream — 1.7%
636,000	Energy Transfer Operating LP, 5.150%, 2/01/2043	649,677
6,606,000	Energy Transfer Operating LP, 5.950%, 10/01/2043	7,343,984
9,571,000	Energy Transfer Operating LP, 6.500%, 2/01/2042	11,413,758
1,498,000	Energy Transfer Operating LP, 6.625%, 10/15/2036	1,837,419
12,565,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	13,196,772

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Midstream — continued
$2,606,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	$2,694,022
13,210,000	EQM Midstream Partners LP, 4.500%, 1/15/2029, 144A	12,872,617
6,242,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	6,786,615
2,255,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025, 144A	2,288,323
1,100,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027, 144A	1,135,293
3,426,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	3,721,205
11,760,000	Kinder Morgan Energy Partners LP, 4.300%, 5/01/2024	12,919,061
17,068,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	18,958,203
6,330,000	New Fortress Energy, Inc., 6.500%, 9/30/2026, 144A	6,377,475
17,565,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	18,046,281
6,354,000	ONEOK, Inc., 5.850%, 1/15/2026	7,438,405
3,686,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	3,753,917
7,495,000	Rattler Midstream LP, 5.625%, 7/15/2025, 144A	7,825,679
5,475,000	Sunoco Logistics Partners Operations LP, 5.400%, 10/01/2047	5,911,862
21,676,000	Williams Cos., Inc. (The) , 3.500%, 11/15/2030	22,978,193

		168,148,761

	Mortgage Related — 24.6%
27,908,154	FHLMC, 1.500%, with various maturities from 2050 to 2051(f)	26,923,929
193,288,133	FHLMC, 2.000%, with various maturities from 2050 to 2051(c)(f)	192,940,130
40,004,962	FHLMC, 2.500%, with various maturities in 2050(f)	41,010,116
31,831,828	FHLMC, 3.000%, with various maturities from 2042 to 2050(c)(f)	33,415,130
19,639,352	FHLMC, 3.500%, with various maturities from 2043 to 2050(f)	21,091,327
4,926,628	FHLMC, 4.000%, with various maturities from 2044 to 2048(f)	5,367,341
115,906,342	FHLMC, 4.500%, with various maturities from 2041 to 2049(c)(f)	126,268,943
267,694,220	FHLMC, 5.000%, with various maturities from 2048 to 2050(c)(f)	296,238,620
7,264	FHLMC, 6.000%, 6/01/2035	8,683
52,237,099	FNMA, 1.500%, with various maturities in 2051(f)	50,485,221
235,819,983	FNMA, 2.000%, with various maturities from 2050 to 2051(f)	235,517,201
64,743,820	FNMA, 2.500%, with various maturities from 2045 to 2050(c)(f)	66,608,787
92,903,192	FNMA, 3.000%, with various maturities from 2045 to 2050(c)(f)	97,263,792
77,877,881	FNMA, 3.500%, with various maturities from 2043 to 2050(c)(f)	82,157,167
257,574,351	FNMA, 4.000%, with various maturities from 2041 to 2050(c)(f)	276,305,477
279,721,697	FNMA, 4.500%, with various maturities from 2043 to 2050(c)(f)	304,743,101
58,046,833	FNMA, 5.000%, with various maturities from 2048 to 2050(c)(f)	64,285,825
8,940,464	FNMA, 5.500%, 4/01/2050	9,960,551
	Mortgage Related — continued
7,439,336	FNMA, 6.000%, with various maturities from 2034 to 2049(f)	8,413,545
9,413	FNMA, 6.500%, with various maturities from 2029 to 2031(f)	10,648
24,667	FNMA, 7.000%, with various maturities in 2030(f)	26,766
15,220	FNMA, 7.500%, with various maturities from 2024 to 2032(f)	17,362
5,827	GNMA, 3.640%, 8/20/2062(a)	5,843
7,005	GNMA, 3.756%, 1/20/2063(a)	7,173
21,228	GNMA, 3.814%, 12/20/2062(a)	21,736
4,835	GNMA, 3.851%, 11/20/2062(a)	4,935
65,618	GNMA, 3.893%, 11/20/2062(a)	66,723
27,437	GNMA, 3.927%, 7/20/2063(a)	28,458
9,654	GNMA, 3.961%, 5/20/2063(a)	9,944
44,958	GNMA, 4.055%, 7/20/2063(a)	46,012
8,936	GNMA, 4.084%, 5/20/2063(a)	9,409
5,567	GNMA, 4.327%, 8/20/2061(a)	6,153
8,465,389	GNMA, 4.385%, 12/20/2066(a)	9,535,153
8,264	GNMA, 4.390%, 10/20/2062(a)	8,280
4,989,897	GNMA, 4.407%, 11/20/2066(a)	5,540,700
2,707,104	GNMA, 4.436%, 10/20/2066(a)	3,035,786
3,421,521	GNMA, 4.458%, 2/20/2066(a)	3,810,212
1,615,917	GNMA, 4.459%, 2/20/2066(a)	1,811,921
4,134,439	GNMA, 4.516%, 2/20/2065(a)	4,482,108
2,615,585	GNMA, 4.518%, 9/20/2066(a)	2,934,176
4,311,770	GNMA, 4.522%, 6/20/2066(a)	4,814,128
3,500,376	GNMA, 4.526%, 6/20/2066(a)	3,898,072
4,311,357	GNMA, 4.534%, 12/20/2064(a)	4,705,203
2,216,177	GNMA, 4.557%, 4/20/2066(a)	2,456,712
3,370,937	GNMA, 4.560%, 12/20/2063(a)	3,596,567
3,136,802	GNMA, 4.568%, 6/20/2066(a)	3,522,340
1,757,027	GNMA, 4.574%, 1/20/2065(a)	1,918,119
8,885,285	GNMA, 4.577%, 12/20/2066(a)	10,030,216
3,096,750	GNMA, 4.580%, 6/20/2064(a)	3,348,604
11,614,381	GNMA, 4.589%, with various maturities from 2064 to 2065(a)(f)	12,714,875
4,688,229	GNMA, 4.613%, 10/20/2064(a)	5,150,146
22,370	GNMA, 4.630%, 12/20/2061(a)	22,521
2,472,610	GNMA, 4.632%, 3/20/2065(a)	2,713,199
4,194,616	GNMA, 4.633%, 3/20/2066(a)	4,717,060
726,861	GNMA, 4.636%, 1/20/2064(a)	775,858
3,932,624	GNMA, 4.649%, 1/20/2065(a)	4,338,076
19,324	GNMA, 4.650%, 1/20/2061(a)	19,393
2,883,529	GNMA, 4.667%, 1/20/2064(a)	3,077,935
4,466,783	GNMA, 4.671%, 6/20/2064(a)	4,852,323
113,888	GNMA, 4.700%, with various maturities in 2062(a)(f)	117,851
3,433,863	GNMA, 4.714%, 1/20/2064(a)	3,716,460
161,811	GNMA, 5.500%, 4/15/2038	189,191
32,835	GNMA, 6.000%, with various maturities from 2029 to 2038(f)	38,740
30,559	GNMA, 6.500%, with various maturities from 2029 to 2032(f)	34,150
42,953	GNMA, 7.000%, 9/15/2025	44,507
4,046	GNMA, 7.500%, with various maturities from 2025 to 2030(f)	4,289
92	GNMA, 8.500%, 10/15/2022	92
194,942,000	UMBS® (TBA), 2.500%, 6/01/2051(g)	199,198,742
24,575,000	UMBS® (TBA), 1.500%, 6/01/2051(g)	23,650,558
13,408,000	UMBS® (TBA), 2.000%, 4/01/2051(g)	13,382,860
141,104,000	UMBS® (TBA), 2.000%, 6/01/2051(g)	140,293,755

		2,427,766,926

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Natural Gas — 0.2%
$12,610,000	Atmos Energy Corp., 0.625%, 3/09/2023	$12,614,771
3,024,000	Boston Gas Co., 3.001%, 8/01/2029, 144A	3,124,024

		15,738,795

	Non-Agency Commercial Mortgage-Backed Securities — 1.3%
14,216,071	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	14,900,696
1,715,000	BANK, Series 2019-BN16, Class A4, 4.005%, 2/15/2052	1,920,375
3,817,534	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	4,012,994
6,873,079	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	7,196,449
15,877,381	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072(c)	16,802,921
20,793,185	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052(c)	21,921,958
11,060,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	11,368,530
1,025,000	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.759%, 7/10/2046, 144A(a)	1,040,988
11,283,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	11,838,381
6,300,639	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.406%, 8/10/2044, 144A(a)	5,290,161
2,595,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(a)	2,606,268
7,385,712	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	7,690,520
7,736,960	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	8,033,557
5,578,578	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 5.226%, 6/15/2044, 144A(a)	4,979,351
5,874,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/2047	6,300,725

		125,903,874

	Oil Field Services — 0.3%
28,400,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043, 144A	30,235,776

	Packaging — 0.1%
7,713,000	CCL Industries, Inc., 3.050%, 6/01/2030, 144A	7,812,252

	Paper — 0.3%
5,503,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	5,963,931
13,825,000	Klabin Austria GmbH, 7.000%, 4/03/2049, 144A	16,524,677
9,550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	9,824,754
1,888,000	WestRock RKT LLC, 4.900%, 3/01/2022	1,961,661

		34,275,023

	Pharmaceuticals — 0.6%
9,438,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	9,555,975
10,441,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	10,495,293
9,180,000	Biogen, Inc., 2.250%, 5/01/2030	8,905,591
8,089,000	Biogen, Inc., 3.150%, 5/01/2050	7,428,610
13,755,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	13,153,219
8,496,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025	9,385,531
	Pharmaceuticals — continued
3,251,000	Viatris, Inc., 4.000%, 6/22/2050, 144A	3,312,936

		62,237,155

	Property & Casualty Insurance — 0.2%
2,895,000	Ascot Group Ltd., 4.250%, 12/15/2030, 144A	2,996,325
8,806,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060, 144A	8,900,778
4,405,000	Willis North America, Inc., 2.950%, 9/15/2029	4,548,639

		16,445,742

	Refining — 0.1%
13,536,000	Ultrapar International S.A., 5.250%, 10/06/2026, 144A	14,449,680

	REITs – Diversified — 0.2%
18,479,000	iStar, Inc., 4.250%, 8/01/2025	18,606,505
1,419,000	iStar, Inc., 4.750%, 10/01/2024	1,476,335

		20,082,840

	REITs – Health Care — 0.1%
6,085,000	Welltower, Inc., 2.750%, 1/15/2031	6,052,177

	REITs – Shopping Centers — 0.0%
2,269,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	2,444,079

	REITs – Single Tenant — 0.1%
7,155,000	Realty Income Corp., 1.800%, 3/15/2033	6,570,390
5,010,000	Realty Income Corp., 3.250%, 1/15/2031	5,288,433

		11,858,823

	Retailers — 0.9%
2,175,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	2,224,829
2,175,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	2,246,775
30,730,000	El Puerto de Liverpool SAB de CV, 3.875%, 10/06/2026, 144A	33,042,740
9,426,000	Falabella S.A., 3.750%, 4/30/2023, 144A	9,887,099
7,176,000	Falabella S.A., 4.375%, 1/27/2025, 144A	7,876,611
5,935,000	Group 1 Automotive, Inc., 4.000%, 8/15/2028, 144A	5,897,906
959,000	Hanesbrands, Inc., 4.625%, 5/15/2024, 144A	1,017,408
4,526,000	Hanesbrands, Inc., 4.875%, 5/15/2026, 144A	4,854,135
5,626,000	Hanesbrands, Inc., 5.375%, 5/15/2025, 144A	5,953,011
4,355,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	4,350,645
11,485,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	11,920,798

		89,271,957

	Sovereigns — 2.1%
14,795,000	Colombia Government International Bond, 4.125%, 5/15/2051	14,075,075
26,615,000	Dominican Republic, 4.875%, 9/23/2032, 144A	27,147,300
12,395,000	Dominican Republic, 5.300%, 1/21/2041, 144A	12,178,087
18,000,000	Egypt Government International Bond, 5.875%, 2/16/2031, 144A	16,849,800
7,609,000	Indonesia Government International Bond, 3.700%, 1/08/2022, 144A	7,784,464
30,516,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	32,821,179
20,005,000	Mexico Government International Bond, 3.771%, 5/24/2061	17,717,228
16,360,000	Morocco Government International Bond, 4.000%, 12/15/2050, 144A	14,482,657
8,649,000	Panama Government International Bond, 4.500%, 4/01/2056	9,457,422

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Sovereigns — continued
$3,337,000	Peruvian Government International Bond, 2.392%, 1/23/2026	$3,434,507
8,368,000	Qatar Government International Bond, 4.400%, 4/16/2050, 144A	9,706,880
1,245,000	Republic of Ghana, 7.750%, 4/07/2029, 144A	1,232,550
10,561,000	Republic of Oman, 3.875%, 3/08/2022, 144A	10,720,049
11,230,000	State of Qatar, 3.875%, 4/23/2023, 144A	11,959,950
20,255,000	Ukraine Government International Bond, 7.253%, 3/15/2033, 144A	20,149,674

		209,716,822

	Supermarkets — 0.3%
17,805,000	Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.250%, 3/15/2026, 144A	17,736,807
13,740,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.500%, 3/15/2029, 144A	13,075,533

		30,812,340

	Technology — 3.8%
3,835,000	Baidu, Inc., 2.375%, 10/09/2030	3,705,760
5,055,000	Baidu, Inc., 3.075%, 4/07/2025	5,330,245
5,475,000	Broadcom, Inc., 3.150%, 11/15/2025	5,835,435
33,130,000	Broadcom, Inc., 3.419%, 4/15/2033, 144A	33,224,877
17,295,000	Broadcom, Inc., 3.750%, 2/15/2051, 144A	16,537,755
21,038,000	Corning, Inc., 5.450%, 11/15/2079	26,164,402
7,617,000	DXC Technology Co., 4.125%, 4/15/2025	8,283,272
3,508,000	Equifax, Inc., 2.600%, 12/15/2025	3,677,427
4,112,000	Equifax, Inc., 3.100%, 5/15/2030	4,268,220
2,848,000	Equifax, Inc., 3.300%, 12/15/2022	2,963,464
4,842,000	Equifax, Inc., 7.000%, 7/01/2037	6,448,997
14,915,000	HCL America, Inc., 1.375%, 3/10/2026, 144A	14,599,995
8,685,000	Hewlett Packard Enterprise Co., 4.450%, 10/02/2023	9,436,892
5,505,000	Hewlett Packard Enterprise Co., 4.650%, 10/01/2024	6,145,250
19,506,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	25,514,475
18,945,000	Iron Mountain, Inc., 4.500%, 2/15/2031, 144A	18,729,027
23,745,000	J2 Global, Inc., 4.625%, 10/15/2030, 144A	23,982,450
7,810,000	Jabil, Inc., 3.000%, 1/15/2031	7,752,966
14,885,000	Microchip Technology, Inc., 2.670%, 9/01/2023, 144A	15,501,718
7,134,000	Microchip Technology, Inc., 4.333%, 6/01/2023	7,651,515
14,669,000	Micron Technology, Inc., 2.497%, 4/24/2023	15,224,808
6,887,000	Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	7,013,955
19,675,000	Oracle Corp., 4.100%, 3/25/2061	20,360,499
9,380,000	Qorvo, Inc., 3.375%, 4/01/2031, 144A	9,191,368
6,470,000	Sabre GLBL, Inc., 7.375%, 9/01/2025, 144A	7,060,711
1,652,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	1,970,010
1,538,000	Science Applications International Corp., 4.875%, 4/01/2028, 144A	1,589,907
2,307,000	Seagate HDD Cayman, 4.125%, 1/15/2031, 144A	2,342,585
6,320,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	6,433,950
8,945,000	Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	8,819,233
18,243,000	Tencent Holdings Ltd., 3.290%, 6/03/2060, 144A	16,585,106
20,175,000	Western Union Co. (The), 1.350%, 3/15/2026	19,664,996
18,649,000	Xilinx, Inc., 2.375%, 6/01/2030	18,226,000

		380,237,270

	Tobacco — 0.8%
3,764,000	Altria Group, Inc., 2.350%, 5/06/2025	3,901,901
4,805,000	Altria Group, Inc., 4.400%, 2/14/2026	5,418,349
29,325,000	BAT Capital Corp., 2.726%, 3/25/2031	28,360,966
35,552,000	BAT Capital Corp., 2.789%, 9/06/2024	37,466,403

		75,147,619

	Transportation Services — 0.1%
10,405,000	Ryder System, Inc., MTN, 2.500%, 9/01/2024	10,902,392

	Treasuries — 9.2%
11,015,900(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	53,437,584
27,937,631(††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)	153,380,526
524,841,000	Republic of Uruguay, 8.500%, 3/15/2028, 144A, (UYU)	12,383,351
280,039,000	Republic of Uruguay, 9.875%, 6/20/2022, 144A, (UYU)	6,567,980
138,755,000	U.S. Treasury Bond, 1.875%, 2/15/2041	129,193,913
47,230,000	U.S. Treasury Bond, 1.875%, 2/15/2051	41,916,625
16,928,038	U.S. Treasury Inflation Indexed Bond, 0.250%, 2/15/2050(h)	17,675,694
31,449,003	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2042(h)	36,339,569
42,976,700	U.S. Treasury Note, 0.250%, 5/31/2025(c)	42,157,457
126,160,000	U.S. Treasury Note, 0.750%, 3/31/2026	125,065,956
5,965,000	U.S. Treasury Note, 1.125%, 2/29/2028	5,860,613
29,190,000	U.S. Treasury Note, 1.125%, 2/15/2031	27,579,989
54,645,000	U.S. Treasury Note, 1.250%, 3/31/2028	54,081,473
4,778,600	U.S. Treasury Note, 2.375%, 5/15/2029	5,078,009
35,509,300	U.S. Treasury Note, 2.625%, 2/15/2029	38,408,301
11,800,300	U.S. Treasury Note, 2.875%, 8/15/2028	12,979,408
126,527,300	U.S. Treasury Note, 3.125%, 11/15/2028(c)	141,498,049
104,240,000	Uruguay Government International Bond, 8.500%, 3/15/2028, (UYU)	2,459,489

		906,063,986

	Utility Other — 0.4%
28,632,000	Acwa Power Management & Investments One Ltd., 5.950%, 12/15/2039, 144A	32,785,931
6,286,000	Essential Utilities, Inc., 2.704%, 4/15/2030	6,336,042

		39,121,973

	Wireless — 1.0%
15,102,000	America Movil SAB de CV, 2.875%, 5/07/2030	15,407,799
1,352,000	American Tower Corp., 4.700%, 3/15/2022	1,406,883
21,910,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	23,524,612
1,101,000	Crown Castle International Corp., 4.150%, 7/01/2050	1,174,646
8,040,000	Kenbourne Invest S.A., 4.700%, 1/22/2028, 144A	8,234,246
2,660,000	Millicom International Cellular S.A., 4.500%, 4/27/2031, 144A	2,766,400
3,383,100	Millicom International Cellular S.A., 6.625%, 10/15/2026, 144A	3,603,678
20,065,000	SBA Communications Corp., 3.125%, 2/01/2029, 144A	19,285,475
22,875,000	T-Mobile USA, Inc., 3.875%, 4/15/2030, 144A	24,827,610

		100,231,349

	Wirelines — 0.8%
24,665,000	AT&T, Inc., 1.700%, 3/25/2026	24,656,341
8,909,000	AT&T, Inc., 3.500%, 9/15/2053, 144A	8,233,126
2,383,000	AT&T, Inc., 3.550%, 9/15/2055, 144A	2,180,699

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$4,325,000	AT&T, Inc., 3.650%, 6/01/2051	$4,183,107
17,793,000	AT&T, Inc., 3.650%, 9/15/2059, 144A	16,264,023
8,442,000	AT&T, Inc., 3.800%, 12/01/2057, 144A	8,031,606
13,645,000	Verizon Communications, Inc., 2.100%, 3/22/2028	13,702,177

		77,251,079

	Total Non-Convertible Bonds (Identified Cost $8,197,168,351)	8,331,825,435

Municipals — 0.2%
	Local Authorities — 0.2%
16,530,000	University of Virginia, Revenue Bond, Series A, 3.227%, 9/01/2119 (Identified Cost $16,530,000)	14,335,444

	Total Bonds and Notes (Identified Cost $8,213,698,351)	8,346,160,879

Senior Loans — 3.7%
	Aerospace & Defense — 0.2%
12,882,642	TransDigm, Inc., 2020 Term Loan F, 1-month LIBOR + 2.250%, 2.359%, 12/09/2025(b)	12,603,476
6,360,727	TransDigm, Inc., 2020 Term Loan G, 1-month LIBOR + 2.250%, 2.359%, 8/22/2024(b)	6,236,565

		18,840,041

	Automotive — 0.0%
2,738,300	KAR Auction Services, Inc., 2019 Term Loan B6, 1-month LIBOR + 2.250%, 2.375%, 9/19/2026(b)	2,680,111
1,487,781	Visteon Corp., 2018 Term Loan B, LIBOR + 1.750%, 1.869%, 3/25/2024(i)	1,474,450

		4,154,561

	Brokerage — 0.1%
10,208,315	Citadel Securities LP, 2021 Term Loan B, 1-month LIBOR + 2.500%, 2.609%, 2/02/2028(b)	10,089,184

	Building Materials — 0.5%
19,690,025	American Builders & Contractors Supply Co., Inc., 2019 Term Loan, 1-month LIBOR + 2.000%, 2.109%, 1/15/2027(b)	19,517,738
10,184,217	Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 2/01/2027(j)	10,104,169
18,054,478	Summit Materials Cos. I, LLC, 2017 Term Loan B, 1-month LIBOR + 2.000%, 2.109%, 11/21/2024(b)	17,975,580

		47,597,487

	Cable Satellite — 0.4%
12,309,085	CSC Holdings LLC, 2017 Term Loan B1, 1-month LIBOR + 2.250%, 2.356%, 7/17/2025(b)	12,127,034
4,217,424	Telenet Financing USD LLC, 2020 USD Term Loan AR, 1-month LIBOR + 2.000%, 2.106%, 4/30/2028(b)	4,160,489
9,994,764	UPC Broadband Holding BV, 2020 USD Term Loan AT, 1-month LIBOR + 2.250%, 2.356%, 4/30/2028(b)	9,877,325
12,405,000	Virgin Media Bristol LLC, USD Term Loan N, 1-month LIBOR + 2.500%, 2.606%, 1/31/2028(b)	12,283,803

		38,448,651

	Chemicals — 0.0%
4,091,600	Venator Materials Corp., Term Loan B, 1-month LIBOR + 3.000%, 3.109%, 8/08/2024(b)	4,031,945

	Consumer Cyclical Services — 0.2%
1,141,730	FrontDoor, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 2.625%, 8/16/2025(b)	1,136,021
4,357,093	RE/MAX International, Inc., 2016 Term Loan B, 3-month LIBOR + 2.750%, 3.500%, 12/15/2023(b)	4,316,267
11,119,431	Trans Union LLC, 2019 Term Loan B5, 1-month LIBOR + 1.750%, 1.859%, 11/16/2026(b)	11,036,035

		16,488,323

	Consumer Products — 0.1%
6,944,114	Coty, Inc., 2018 USD Term Loan B, 3-month LIBOR + 2.250%, 2.354%, 4/07/2025(b)	6,663,155

	Electric — 0.2%
5,801,096	Calpine Corp., 2019 Term Loan B10, 8/12/2026(j)	5,732,701
4,383,028	Calpine Corp., Term Loan B9, 4/05/2026(j)	4,331,221
4,383,028	Calpine Corp., Term Loan B9, 1-month LIBOR + 2.000%, 2.110%, 4/05/2026(b)	4,331,220
9,954,775	Pacific Gas & Electric Co., 2020 Term Loan, 3-month LIBOR + 3.000%, 3.500%, 6/23/2025(b)	9,932,974

		24,328,116

	Food & Beverage — 0.1%
10,210,000	Aramark Services, Inc., 2018 Term Loan B2, 1 Week LIBOR + 1.750%, 1.859%, 3/28/2024(b)	10,168,547

	Gaming — 0.1%
4,385,678	Churchill Downs, Inc., 2017 Term Loan B, 1-month LIBOR + 2.000%, 2.110%, 12/27/2024(b)	4,358,267
4,000,000	Churchill Downs, Inc., 2021 Incremental Term Loan B1, 3/10/2028(j)	3,975,000
3,213,043	Churchill Downs, Inc., 2021 Incremental Term Loan B1, 3-month LIBOR + 2.000%, 2.120%, 3/10/2028(b)	3,192,962

		11,526,229

	Industrial Other — 0.0%
2,570,224	Altra Industrial Motion Corp., 2018 Term Loan B, 1-month LIBOR + 2.000%, 2.109%, 10/01/2025(b)	2,549,020

	Media Entertainment — 0.6%
5,755,575	E.W. Scripps Co. (The), 2020 Term Loan B3, 1-month LIBOR + 3.000%, 3.750%, 1/07/2028(b)	5,729,502
9,400,342	Entercom Media Corp., 2019 Term Loan, 1-month LIBOR + 2.500%, 2.609%, 11/18/2024(b)	9,181,784
3,468,383	Lamar Media Corp., 2020 Term Loan B, 1-month LIBOR + 1.500%, 1.604%, 2/05/2027(b)	3,436,959
12,965,920	Meredith Corp., 2020 Term Loan B2, 1-month LIBOR + 2.500%, 2.609%, 1/31/2025(b)	12,808,774
12,900,777	Nielsen Finance LLC, USD Term Loan B4, 1-month LIBOR + 2.000%, 2.103%, 10/04/2023(b)	12,874,589
5,959,250	Sinclair Television Group, Inc., Term Loan B2B, 1-month LIBOR + 2.500%, 2.610%, 9/30/2026(b)	5,862,412
6,690,750	WMG Acquisition Corp., 2021 Term Loan G, 1/20/2028(j)	6,659,370

		56,553,390

	Packaging — 0.0%
2,474,305	Plastipak Packaging, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 2.610%, 10/14/2024(b)	2,463,270

	Pharmaceuticals — 0.4%
4,848,416	Bausch Health Cos., Inc., Term Loan B, 1-month LIBOR + 2.750%, 2.859%, 11/27/2025(b)	4,817,531
6,572,105	Change Healthcare Holdings LLC, 2017 Term Loan B, LIBOR + 2.500%, 3.500%, 3/01/2024(i)	6,561,655

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Pharmaceuticals — continued
$19,674,968	Elanco Animal Health, Inc., Term Loan B, 1-month LIBOR + 1.750%, 1.865%, 8/01/2027(b)	$19,400,896
4,950,338	Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 Week LIBOR + 2.000%, 2.081%, 11/15/2027(b)	4,892,419

		35,672,501

	Property & Casualty Insurance — 0.0%
2,673,050	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 3.203%, 5/16/2024(b)	2,641,080
2,098,446	USI, Inc., 2019 Incremental Term Loan B, 3-month LIBOR + 3.250%, 3.453%, 12/02/2026(b)	2,076,329

		4,717,409

	Restaurants — 0.2%
18,263,813	1011778 B.C. Unlimited Liability Co., Term Loan B4, 1-month LIBOR + 1.750%, 1.859%, 11/19/2026(b)	17,915,704

	Technology — 0.2%
9,828,400	Iron Mountain, Inc., 2018 Term Loan B, 1-month LIBOR + 1.750%, 1.859%, 1/02/2026(b)	9,680,974
1,934,855	Sabre GLBL, Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 2.109%, 2/22/2024(b)	1,907,864
2,533,650	Sabre GLBL, Inc., 2020 Term Loan B, 1-month LIBOR + 4.000%, 4.750%, 12/17/2027(b)	2,557,416
9,637,669	SS&C Technologies Inc., 2018 Term Loan B5, 1-month LIBOR + 1.750%, 1.859%, 4/16/2025(b)	9,529,245

		23,675,499

	Transportation Services — 0.2%
10,443,580	Uber Technologies, Inc., 2021 Term Loan B, 1-month LIBOR + 3.500%, 3.609%, 2/16/2027(b)	10,389,691
4,696,677	WEX Inc., 2021 Term Loan, 3/18/2028(j)	4,679,064

		15,068,755

	Wireless — 0.2%
2,767,410	Asurion LLC, 2018 Term Loan B6, 1-month LIBOR + 3.000%, 3.109%, 11/03/2023(b)	2,758,195
15,777,324	Asurion LLC, 2020 Term Loan B8, 1-month LIBOR + 3.250%, 3.359%, 12/23/2026(b)	15,667,514

		18,425,709

	Total Senior Loans (Identified Cost $371,386,498)	369,377,496

Shares
Common Stocks — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
116,806	Paragon Offshore Ltd., Litigation Units, Class B(d)(e)(k)(l) (Identified Cost $8,598,870)	912,255

Short-Term Investments — 15.2%
$713,074,727	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $713,074,727 on 4/1/2021 collateralized by $425,300 U.S. Treasury Note, 0.125% due 9/30/2022 valued at $425,350; $215,670,200 U.S. Treasury Note, 2.250% due 10/31/2024 valued at $231,072,580; $62,400,100 U.S. Treasury Note, 2.250% due 11/15/2024 valued at $66,820,276; $114,637,600 U.S. Treasury Cash Management Bills, 0.125% due 10/15/2024 valued at $126,496,479; $290,404,300 U.S. Treasury Note, 1.500% due 10/31/2024 valued at $302,521,683 including accrued interest (Note 2 of Notes to Financial Statements)	713,074,727
129,100,000	U.S. Treasury Bills, 0.002%, 4/13/2021(m)	129,099,784
66,490,000	U.S. Treasury Bills, 0.002%, 4/15/2021(m)	66,489,677
42,240,000	U.S. Treasury Bills, 0.007%, 4/29/2021(m)	42,239,671
400,000,000	U.S. Treasury Bills, 0.010%-0.048%, 7/29/2021(m)(n)	399,973,556
151,155,000	U.S. Treasury Bills, 0.076%-0.085%, 6/10/2021(m)(n)	151,149,856

	Total Short-Term Investments (Identified Cost $1,501,991,408)	1,502,027,271

	Total Investments — 103.5% (Identified Cost $10,095,675,127)	10,218,477,901
	Other assets less liabilities — (3.5)%	(348,201,531)

	Net Assets — 100.0%	$9,870,276,370

Bonds and Notes Sold Short — (0.4)%
	Mortgage Related — (0.4)%
$(36,530,000)	UMBS® (TBA), 4.000%, 4/01/2051(g) (Proceeds $39,306,851)	$(39,198,402)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2021 is disclosed.
(b)	Variable rate security. Rate as of March 31, 2021 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open TBA transactions and short sales.
(d)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(e)	Fair valued by the Fund’s adviser. At March 31, 2021, the value of these securities amounted to $1,918,839 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

(g)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.
(h)	Treasury Inflation Protected Security (TIPS).
(i)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at March 31, 2021. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(j)	Position is unsettled. Contract rate was not determined at March 31, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	Securities subject to restriction on resale. At March 31, 2021, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	$8,598,870	$912,255	Less than 0.1%

(l)	Non-income producing security.
(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of Rule 144A holdings amounted to $2,376,198,028 or 24.1% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
UMBS®	Uniform Mortgage-Backed Securities

MXN	Mexican Peso
UYU	Uruguayan Peso

Industry Summary at March 31, 2021 (Unaudited)

Mortgage Related*	24.2%
Treasuries	9.2
Banking	8.9
Technology	4.0
Food & Beverage	2.4
Automotive	2.3
Government Owned - No Guarantee	2.3
Sovereigns	2.1
Finance Companies	2.0
Other Investments, less than 2% each	30.5
Short-Term Investments	15.2

Total Investments	103.1
Other assets less liabilities	(3.1)

Net Assets	100.0%

*	Net of securities sold short.

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Credit Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 93.8% of Net Assets
Non-Convertible Bonds — 88.8%
	Aerospace & Defense — 4.6%
$125,000	Boeing Co. (The), 2.196%, 2/04/2026	$124,612
20,000	Boeing Co. (The), 2.250%, 6/15/2026	20,028
20,000	Boeing Co. (The), 2.950%, 2/01/2030	19,944
5,000	Boeing Co. (The), 3.100%, 5/01/2026	5,296
10,000	Boeing Co. (The), 3.200%, 3/01/2029	10,127
5,000	Boeing Co. (The), 3.250%, 2/01/2035	4,846
5,000	Boeing Co. (The), 3.375%, 6/15/2046	4,421
5,000	Boeing Co. (The), 3.500%, 3/01/2039	4,801
15,000	Boeing Co. (The), 3.550%, 3/01/2038	14,506
220,000	Boeing Co. (The), 3.625%, 2/01/2031	230,165
5,000	Boeing Co. (The), 3.625%, 3/01/2048	4,616
40,000	Boeing Co. (The), 3.750%, 2/01/2050	38,204
15,000	Boeing Co. (The), 3.825%, 3/01/2059	13,955
10,000	Boeing Co. (The), 3.850%, 11/01/2048	9,650
15,000	Boeing Co. (The), 3.900%, 5/01/2049	14,554
30,000	Boeing Co. (The), 3.950%, 8/01/2059	28,839
70,000	Boeing Co. (The), 5.150%, 5/01/2030	80,622
105,000	Boeing Co. (The), 5.805%, 5/01/2050	132,190
30,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	32,732
20,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030	22,186
125,000	Raytheon Technologies Corp., 2.800%, 3/15/2022(a)	127,649
5,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	4,900
30,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	32,271
125,000	Textron, Inc., 3.000%, 6/01/2030	126,966
60,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	63,612

		1,171,692

	Airlines — 0.5%
78,050	American Airlines Pass Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	75,075
15,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	15,610
15,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	15,955
15,000	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	15,575

		122,215

	Automotive — 1.7%
60,000	Allison Transmission, Inc., 3.750%, 1/30/2031, 144A	58,125
30,000	Ford Motor Co., 8.500%, 4/21/2023	33,450
40,000	Ford Motor Co., 9.000%, 4/22/2025	48,445
30,000	Ford Motor Co., 9.625%, 4/22/2030	41,866
170,000	General Motors Co., 5.200%, 4/01/2045	195,196
40,000	General Motors Co., 6.250%, 10/02/2043	51,227
5,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(b)	5,400

		433,709

	Banking — 11.1%
165,000	Ally Financial, Inc., 5.125%, 9/30/2024	185,998
110,000	Ally Financial, Inc., 5.750%, 11/20/2025	124,968
270,000	Bank of America Corp., MTN, 4.250%, 10/22/2026(a)	302,774
200,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	200,288
215,000	Citigroup, Inc., 4.450%, 9/29/2027(a)	242,646
250,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A(a)	267,727
150,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031	154,888
210,000	Goldman Sachs Group, Inc. (The), 4.250%, 10/21/2025(a)	234,402
	Banking — continued
390,000	Morgan Stanley, 3.625%, 1/20/2027(a)	427,928
115,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	121,588
30,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	32,077
200,000	Societe Generale S.A., (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A	199,688
200,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A(a)	226,998
115,000	Synchrony Financial, 4.375%, 3/19/2024	125,373

		2,847,343

	Brokerage — 1.0%
15,000	Jefferies Group LLC, 6.250%, 1/15/2036	19,281
180,000	Jefferies Group LLC, 6.500%, 1/20/2043	230,016

		249,297

	Building Materials — 0.6%
40,000	Builders FirstSource, Inc., 6.750%, 6/01/2027, 144A	43,050
55,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	56,873
45,000	Standard Industries, Inc., 4.375%, 7/15/2030, 144A	45,405

		145,328

	Cable Satellite — 4.5%
120,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	120,239
120,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	122,304
220,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.800%, 3/01/2050	235,997
200,000	CSC Holdings LLC, 5.500%, 4/15/2027, 144A	210,070
30,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	31,472
5,000	Sirius XM Radio, Inc., 5.500%, 7/01/2029, 144A	5,406
200,000	Time Warner Cable LLC, 4.500%, 9/15/2042	213,762
200,000	Virgin Media Secured Finance PLC, 5.500%, 8/15/2026, 144A	207,521

		1,146,771

	Chemicals — 0.8%
70,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	78,809
15,000	FMC Corp., 3.450%, 10/01/2029	15,791
60,000	Hercules LLC, 6.500%, 6/30/2029	64,175
30,000	Westlake Chemical Corp., 3.600%, 8/15/2026	32,428

		191,203

	Construction Machinery — 0.5%
60,000	United Rentals North America, Inc., 5.250%, 1/15/2030	65,118
60,000	United Rentals North America, Inc., 5.500%, 5/15/2027	63,990

		129,108

	Consumer Cyclical Services — 3.2%
30,000	CBRE Services, Inc., 4.875%, 3/01/2026	34,463
345,000	Expedia Group, Inc., 3.250%, 2/15/2030	347,224
25,000	Expedia Group, Inc., 3.800%, 2/15/2028	26,479
50,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	49,125
55,000	IHS Markit Ltd., 4.250%, 5/01/2029	61,954
45,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	44,019
115,000	Uber Technologies, Inc., 7.500%, 5/15/2025, 144A	124,104
5,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	5,523
115,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	124,487

		817,378

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Credit Income Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — 2.3%
$15,000	AES Corp. (The), 2.450%, 1/15/2031, 144A	$14,299
5,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	5,345
85,000	Calpine Corp., 3.750%, 3/01/2031, 144A	81,014
40,000	Calpine Corp., 5.125%, 3/15/2028, 144A	40,186
210,000	FirstEnergy Corp., Series C, 3.400%, 3/01/2050	183,750
20,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030, 144A	21,787
35,000	NRG Energy, Inc., 4.450%, 6/15/2029, 144A	38,146
35,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	37,450
140,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	121,487
50,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	52,079

		595,543

	Finance Companies — 4.9%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.875%, 1/23/2028	157,175
105,000	Air Lease Corp., 3.125%, 12/01/2030	104,689
205,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	200,635
40,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(b)	39,500
125,000	Aircastle Ltd., 4.125%, 5/01/2024	132,037
25,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	24,358
35,000	FS KKR Capital Corp., 3.400%, 1/15/2026	34,715
200,000	GE Capital Funding LLC, 4.400%, 5/15/2030, 144A	226,430
80,000	Navient Corp., 5.000%, 3/15/2027	80,200
35,000	OneMain Finance Corp., 7.125%, 3/15/2026	40,367
70,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	67,375
150,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	144,375

		1,251,856

	Financial Other — 0.6%
45,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029, 144A	43,974
115,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	118,738

		162,712

	Food & Beverage — 3.9%
240,000	Coca-Cola Co. (The), 1.750%, 9/06/2024(a)	249,776
150,000	Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050(a)	149,412
145,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	151,922
95,000	Kraft Heinz Foods Co., 4.875%, 10/01/2049	106,553
35,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028, 144A	37,793
50,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	53,585
60,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	60,150
190,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	188,953

		998,144

	Gaming — 0.6%
85,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 3.875%, 2/15/2029, 144A	84,671
55,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	58,773

		143,444

	Health Insurance — 0.3%
65,000	Centene Corp., 2.500%, 3/01/2031	62,076
15,000	Centene Corp., 3.000%, 10/15/2030	14,975
5,000	Centene Corp., 4.625%, 12/15/2029	5,412

		82,463

	Healthcare — 3.7%
10,000	Charles River Laboratories International, Inc., 3.750%, 3/15/2029, 144A	10,016
10,000	Charles River Laboratories International, Inc., 4.000%, 3/15/2031, 144A	10,165
75,000	Cigna Corp., 4.375%, 10/15/2028	85,805
5,000	Encompass Health Corp., 4.750%, 2/01/2030	5,144
165,000	HCA, Inc., 4.125%, 6/15/2029	182,851
100,000	HCA, Inc., 5.250%, 6/15/2049	122,367
270,000	HCA, Inc., MTN, 7.750%, 7/15/2036	355,050
90,000	Hologic, Inc., 3.250%, 2/15/2029, 144A	88,875
25,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	25,624
40,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	40,562
30,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	31,312

		957,771

	Home Construction — 0.7%
90,000	Lennar Corp., 4.750%, 11/29/2027	103,331
70,000	PulteGroup, Inc., 6.000%, 2/15/2035	87,500

		190,831

	Independent Energy — 2.1%
150,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	156,365
10,000	Cimarex Energy Co., 4.375%, 6/01/2024	10,876
20,000	Continental Resources, Inc., 3.800%, 6/01/2024	20,500
20,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	19,967
25,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	25,365
40,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	39,986
5,000	EQT Corp., 5.000%, 1/15/2029	5,350
55,000	Hess Corp., 4.300%, 4/01/2027	59,941
60,000	Hess Corp., 5.600%, 2/15/2041	69,216
15,000	Occidental Petroleum Corp., 2.900%, 8/15/2024	14,836
10,000	Occidental Petroleum Corp., 3.500%, 6/15/2025	9,900
30,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	31,728
45,000	Ovintiv Exploration, Inc., 5.375%, 1/01/2026	49,591
20,000	Ovintiv Exploration, Inc., 5.625%, 7/01/2024	21,986

		535,607

	Leisure — 0.6%
55,000	Carnival Corp., 5.750%, 3/01/2027, 144A	56,444
30,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	30,300
10,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	10,187
60,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	60,300

		157,231

	Life Insurance — 0.6%
95,000	Athene Global Funding, 2.550%, 11/19/2030, 144A	91,668
30,000	Athene Holding Ltd., 3.500%, 1/15/2031	30,827
30,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	34,706

		157,201

	Lodging — 1.0%
60,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	58,236
40,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031, 144A	39,971
5,000	Hyatt Hotels Corp., 5.375%, 4/23/2025	5,610
15,000	Hyatt Hotels Corp., 5.750%, 4/23/2030	17,530
20,000	Marriott International, Inc., Series EE, 5.750%, 5/01/2025	22,950
25,000	Marriott International, Inc., Series FF, 4.625%, 6/15/2030	27,968
20,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	19,629
70,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	72,559

		264,453

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Credit Income Fund – (continued)

Principal Amount	Description	Value (†)
	Media Entertainment — 2.8%
$25,000	AMC Networks, Inc., 4.250%, 2/15/2029	$24,313
60,000	Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/2027, 144A	60,345
30,000	Discovery Communications LLC, 3.950%, 3/20/2028	32,771
80,000	Discovery Communications LLC, 5.000%, 9/20/2037	93,864
85,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	85,637
70,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	72,003
35,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	37,537
25,000	Lamar Media Corp., 3.750%, 2/15/2028	24,969
30,000	Lamar Media Corp., 4.000%, 2/15/2030	29,917
120,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	138,185
115,000	ViacomCBS, Inc., 4.375%, 3/15/2043	124,092

		723,633

	Metals & Mining — 4.3%
45,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	46,575
200,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	224,475
35,000	ArcelorMittal S.A., 7.250%, 10/15/2039	47,915
200,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	214,500
45,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	45,816
60,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	65,293
40,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	47,621
10,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	12,030
135,000	Glencore Funding LLC, 3.875%, 10/27/2027, 144A	148,260
20,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	22,041
45,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	48,722
115,000	Glencore Funding LLC, 4.625%, 4/29/2024, 144A	126,613
35,000	Novelis Corp., 4.750%, 1/30/2030, 144A	36,075
10,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	10,249

		1,096,185

	Midstream — 2.7%
115,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	131,516
55,000	Energy Transfer Operating LP, 5.000%, 5/15/2050	56,883
30,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	24,199
35,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	36,741
50,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	51,500
20,000	NGPL PipeCo LLC, 4.375%, 8/15/2022, 144A	20,760
80,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	89,428
15,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	15,276
35,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	32,197
35,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 6/15/2044	33,301
120,000	Sunoco Logistics Partners Operations LP, 4.000%, 10/01/2027	129,053
15,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032, 144A	14,108
60,000	Valero Energy Partners LP, 4.500%, 3/15/2028	66,569

		701,531

	Paper — 0.2%
45,000	Suzano Austria GmbH, 3.750%, 1/15/2031	46,295

	Pharmaceuticals — 4.1%
15,000	Catalent Pharma Solutions, Inc., 3.125%, 2/15/2029, 144A	14,400
230,000	GlaxoSmithKline Capital PLC, 3.000%, 6/01/2024(a)	245,785
245,000	Merck & Co., Inc., 2.350%, 2/10/2022(a)	249,375
	Pharmaceuticals — continued
50,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	53,885
70,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	66,938
250,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	219,512
120,000	Utah Acquisition Sub, Inc., 5.250%, 6/15/2046	141,154
55,000	Viatris, Inc., 4.000%, 6/22/2050, 144A	56,048

		1,047,097

	Property & Casualty Insurance — 0.9%
175,000	Fidelity National Financial, Inc., 2.450%, 3/15/2031	169,232
65,000	Sirius International Group Ltd., 4.600%, 11/01/2026, 144A	65,519

		234,751

	REITs – Health Care — 0.5%
110,000	Welltower, Inc., 4.250%, 4/01/2026	123,577

	REITs – Mortgage — 0.2%
15,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	14,775
25,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	25,000

		39,775

	REITs – Office Property — 0.0%
10,000	Corporate Office Properties LP, 2.750%, 4/15/2031	9,670

	REITs – Shopping Centers — 0.8%
115,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	123,874
75,000	SITE Centers Corp., 3.625%, 2/01/2025	78,319

		202,193

	Restaurants — 0.9%
125,000	1011778 B.C. ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	125,590
45,000	Yum! Brands, Inc., 4.625%, 1/31/2032	45,900
60,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	63,438

		234,928

	Retailers — 1.0%
45,000	AutoZone, Inc., 3.625%, 4/15/2025	49,006
55,000	Carvana Co., 5.625%, 10/01/2025, 144A	56,460
94,741	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	100,038
35,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	36,328
10,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A	9,829

		251,661

	Technology — 4.8%
85,000	Avnet, Inc., 4.625%, 4/15/2026	93,851
220,000	Broadcom, Inc., 4.300%, 11/15/2032	239,522
130,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	128,782
45,000	CommScope, Inc., 6.000%, 3/01/2026, 144A	47,416
60,000	Iron Mountain, Inc., 5.250%, 7/15/2030, 144A	61,908
145,000	Microchip Technology, Inc., 4.333%, 6/01/2023	155,519
265,000	Micron Technology, Inc., 4.663%, 2/15/2030	301,023
60,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	60,821
60,000	Qorvo, Inc., 3.375%, 4/01/2031, 144A	58,793
10,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	11,925
35,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	37,277
35,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	38,894

		1,235,731

	Transportation Services — 0.5%
115,000	United Parcel Service, Inc., 2.500%, 4/01/2023	119,840

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Credit Income Fund – (continued)

Principal Amount	Description	Value (†)
	Treasuries — 9.9%
$135,000	U.S. Treasury Bond, 1.125%, 8/15/2040	$109,772
2,430,000	U.S. Treasury Note, 0.125%, 1/31/2023(a)(c)	2,428,861

		2,538,633

	Wireless — 2.3%
70,000	SBA Communications Corp., 3.125%, 2/01/2029, 144A	67,280
30,000	Sprint Capital Corp., 6.875%, 11/15/2028	37,829
130,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	130,975
65,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	65,488
265,000	T-Mobile USA, Inc., 3.875%, 4/15/2030, 144A	287,620

		589,192

	Wirelines — 3.1%
550,000	AT&T, Inc., 3.650%, 6/01/2051(a)	531,956
150,000	Telefonica Emisiones S.A., 5.520%, 3/01/2049	184,557
70,000	Verizon Communications, Inc., 3.550%, 3/22/2051	69,902

		786,415

	Total Non-Convertible Bonds (Identified Cost $22,696,531)	22,732,407

Convertible Bonds — 5.0%
	Airlines — 0.4%
20,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	21,976
40,000	Southwest Airlines Co., 1.250%, 5/01/2025	68,675

		90,651

	Cable Satellite — 1.5%
25,000	DISH Network Corp., Zero Coupon, 0.000%, 12/15/2025, 144A(h)	26,450
340,000	DISH Network Corp., 3.375%, 8/15/2026	326,842
35,000	Liberty Media Corp., 0.500%, 12/01/2050, 144A	40,495

		393,787

	Communications — 0.1%
35,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(h)	33,075

	Consumer Cyclical Services — 0.3%
25,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(h)	27,288
15,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.003%, 2/15/2026, 144A(d)	14,184
35,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(h)	36,772

		78,244

	Diversified Manufacturing — 0.1%
25,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	27,188

	Electric — 0.1%
10,000	NRG Energy, Inc., 2.750%, 6/01/2048	11,648
10,000	Sunrun, Inc., Zero Coupon, 0.000%, 2/01/2026, 144A(h)	8,982

		20,630

	Healthcare — 0.5%
20,000	SmileDirectClub, Inc., Zero Coupon, 0.000%, 2/01/2026, 144A(h)	17,513
105,000	Teladoc Health, Inc., 1.250%, 6/01/2027, 144A	116,686

		134,199

	Industrial Other — 0.1%
15,000	Chegg, Inc., Zero Coupon, 0.000%, 9/01/2026, 144A(h)	16,125

	Lodging — 0.1%
30,000	Marriott Vacations Worldwide Corp., Zero Coupon, 0.000%, 1/15/2026, 144A(h)	35,531

	Pharmaceuticals — 1.3%
240,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	235,344
15,000	Guardant Health, Inc., Zero Coupon, 0.000%, 11/15/2027, 144A(h)	19,237
25,000	Halozyme Therapeutics, Inc., 0.250%, 3/01/2027, 144A	22,766
30,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024	40,331

		317,678

	Technology — 0.5%
5,000	Bentley Systems, Inc., 0.125%, 1/15/2026, 144A	5,168
25,000	LivePerson, Inc., Zero Coupon, 0.000%, 12/15/2026, 144A(h)	25,187
15,000	Lumentum Holdings, Inc., 0.500%, 12/15/2026	17,447
35,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025, 144A	43,225
30,000	Shift4 Payments, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(h)	37,518

		128,545

	Total Convertible Bonds (Identified Cost $1,227,923)	1,275,653

	Total Bonds and Notes (Identified Cost $23,924,454)	24,008,060

Collateralized Loan Obligations — 2.9%
250,000	AIMCO CLO Ltd., Series 2021-14A, Class D, 3-month LIBOR + 2.900%, 4/20/2034, 144A(e)(f)(g)	250,025
250,000	Fillmore Park CLO Ltd., Series 2018-1A, Class D, 3-month LIBOR + 2.900%, 3.141%, 7/15/2030, 144A(e)	249,853
250,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3-month LIBOR + 3.250%, 3.359%, 4/20/2034, 144A(e)	250,000

	Total Collateralized Loan Obligations (Identified Cost $750,000)	749,878

Shares
Preferred Stocks — 2.0%
	Banking — 1.0%
94	Bank of America Corp., Series L, 7.250%	131,412
83	Wells Fargo & Co., Class A, Series L, 7.500%	117,645

		249,057

	Food & Beverage — 0.9%
1,950	Bunge Ltd., 4.875%	224,603

	Healthcare — 0.1%
234	Boston Scientific Corp., Series A, 5.500%	25,099

	Total Preferred Stocks (Identified Cost $468,058)	498,759

	Total Investments — 98.7% (Identified Cost $25,142,512)	25,256,697
	Other assets less liabilities — 1.3%	326,734

	Net Assets — 100.0%	$25,583,431

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Perpetual bond with no specified maturity date.
(c)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Credit Income Fund – (continued)

(d)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(e)	Variable rate security. Rate as of March 31, 2021 is disclosed.
(f)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(g)	New issue unsettled as of March 31, 2021. Coupon rate does not take effect until settlement date.
(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of Rule 144A holdings amounted to $8,507,873 or 33.3% of net assets.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

At March 31, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2021	7	$1,008,533	$1,005,813	$2,720

Industry Summary at March 31, 2021 (Unaudited)

Banking	12.1%
Treasuries	9.9
Cable Satellite	6.0
Pharmaceuticals	5.4
Technology	5.3
Finance Companies	4.9
Food & Beverage	4.8
Aerospace & Defense	4.6
Healthcare	4.3
Metals & Mining	4.3
Consumer Cyclical Services	3.5
Wirelines	3.1
Media Entertainment	2.8
Midstream	2.7
Electric	2.4
Wireless	2.3
Independent Energy	2.1
Other Investments, less than 2% each	15.3
Collateralized Loan Obligations	2.9

Total Investments	98.7
Other assets less liabilities (including futures contracts)	1.3

Net Assets	100.0%

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks — 70.8% of Net Assets
	Canada — 3.0%
880,049	Canada Goose Holdings, Inc.(a)	$34,545,092
504,000	CGI, Inc.(a)	41,981,953
358,664	Descartes Systems Group, Inc. (The)(a)	21,881,729
807,200	Open Text Corp.	38,487,645

		136,896,419

	China — 1.8%
360,932	Alibaba Group Holding Ltd., Sponsored ADR(a)	81,834,112

	France — 1.0%
205,601	Dassault Systemes SE	43,944,905

	Hong Kong — 0.9%
3,470,200	AIA Group Ltd.	42,464,024

	India — 1.2%
2,570,638	HDFC Bank Ltd.(a)	52,620,289

	Japan — 1.4%
2,033,661	Nomura Research Institute Ltd.	63,181,477

	Netherlands — 3.4%
248,062	ASML Holding NV	152,203,208

	Sweden — 1.3%
994,020	Atlas Copco AB, Class A	60,602,649

	Taiwan — 2.7%
5,838,000	Taiwan Semiconductor Manufacturing Co. Ltd.	122,943,571

	United Kingdom — 5.0%
896,341	Farfetch Ltd., Class A(a)	47,524,000
1,015,764	Halma PLC	33,232,398
416,228	Linde PLC	116,602,112
304,164	London Stock Exchange Group PLC	29,077,922

		226,436,432

	United States — 49.1%
335,030	Accenture PLC, Class A	92,552,037
403,476	Airbnb, Inc., Class A(a)	75,829,279
6,493	Alphabet, Inc., Class C(a)	13,431,615
51,489	Alphabet, Inc., Class A(a)	106,197,092
45,818	Amazon.com, Inc.(a)	141,764,557
138,311	Becton Dickinson & Co.	33,630,320
345,423	Copart, Inc.(a)	37,516,392
232,795	Costco Wholesale Corp.	82,055,582
211,336	Cummins, Inc.	54,759,271
520,746	Danaher Corp.	117,209,510
2,783,791	Dropbox, Inc., Class A(a)	74,215,868
324,283	Estee Lauder Cos., Inc. (The), Class A	94,317,711
344,932	Facebook, Inc., Class A(a)	101,592,822
96,871	Goldman Sachs Group, Inc. (The)	31,676,817
280,919	Home Depot, Inc. (The)	85,750,525
555,403	IQVIA Holdings, Inc.(a)	107,270,535
455,244	M&T Bank Corp.	69,019,543
326,155	MasterCard, Inc., Class A	116,127,488
50,191	Mettler-Toledo International, Inc.(a)	58,005,237
219,419	Northrop Grumman Corp.	71,012,765
111,754	Parker-Hannifin Corp.	35,250,564
746,790	Peloton Interactive, Inc., Class A(a)	83,969,068
234,547	Roper Technologies, Inc.	94,602,187
284,391	S&P Global, Inc.	100,353,052
109,424	Sherwin-Williams Co. (The)	80,756,006
366,127	Texas Instruments, Inc.	69,194,342
269,360	UnitedHealth Group, Inc.	100,220,775
102,119	Vail Resorts, Inc.(a)	29,784,027
	United States — continued
312,266	VeriSign, Inc.(a)	62,065,990
11,165	Whiting Petroleum Corp.(a)	395,799

		2,220,526,776

	Total Common Stocks (Identified Cost $2,246,558,978)	3,203,653,862

Principal Amount (‡)
Bonds and Notes — 28.5%
Non-Convertible Bonds — 27.4%
	Australia — 0.4%
3,010,000	Australia Government Bond, Series 133, 5.500%, 4/21/2023, (AUD)(b)	2,538,883
800,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	814,504
670,000	GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/2026, 144A(b)	720,310
3,560,000	Glencore Funding LLC, 1.625%, 9/01/2025, 144A(b)	3,557,473
11,610,000	New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)(b)	8,599,501
95,000	Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	101,110
1,370,000	Westpac Banking Corp., 2.650%, 1/16/2030(b)	1,425,167

		17,756,948

	Belgium — 0.1%
2,745,000	Anheuser-Busch InBev S.A., EMTN, 2.000%, 1/23/2035, (EUR)(b)	3,593,954
1,690,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029(b)	1,974,846

		5,568,800

	Brazil — 0.5%
1,150,000	Banco Bradesco S.A., 2.850%, 1/27/2023, 144A	1,172,620
1,035,000	Braskem Netherlands Finance BV, 4.500%, 1/10/2028	1,063,380
1,785,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030	1,793,336
22,385(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2031, (BRL)	4,162,691
2,685,000	Brazilian Government International Bond, 4.500%, 5/30/2029	2,760,610
1,085,000	Brazilian Government International Bond, 4.625%, 1/13/2028	1,146,422
2,980,000	BRF S.A., 4.875%, 1/24/2030	3,039,600
650,000	Centrais Eletricas Brasileiras S.A., 4.625%, 2/04/2030, 144A	649,356
400,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	400,000
1,100,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	1,141,404
1,250,000	Itau Unibanco Holding S.A., 2.900%, 1/24/2023, 144A	1,275,000
2,465,000	Petrobras Global Finance BV, 5.999%, 1/27/2028	2,708,394
150,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	168,000
575,000	Raizen Fuels Finance S.A., 5.300%, 1/20/2027, 144A	638,652
550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	565,824

		22,685,289

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Canada — 4.2%
$387,586	Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A(b)	$380,257
780,440	Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031, 144A(b)	776,491
1,010,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	1,059,259
815,000	Bank of Montreal, 1.750%, 6/15/2021, 144A(b)	817,372
4,500,000	Bank of Montreal, (fixed rate to 1/22/2026, variable rate thereafter), MTN, 0.949%, 1/22/2027(b)	4,377,375
2,675,000	Bank of Nova Scotia (The), 1.050%, 3/02/2026	2,632,465
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028(b)	1,115,251
63,600,000	Canadian Government Bond, 0.250%, 2/01/2023, (CAD)(b)	50,639,608
11,680,000	Canadian Government Bond, 0.500%, 3/01/2022, (CAD)(b)	9,323,832
23,060,000	Canadian Government Bond, 0.500%, 9/01/2025, (CAD)(b)	18,079,723
63,755,000	Canadian Government Bond, 0.750%, 9/01/2021, (CAD)(b)	50,867,531
32,470,000	Canadian Government Bond, 1.750%, 5/01/2021, (CAD)(b)	25,870,066
970,000	Canadian Imperial Bank of Commerce, 3.500%, 9/13/2023(b)	1,041,121
1,800,000	Canadian Imperial Bank of Commerce, (fixed rate to 7/22/2022, variable rate thereafter), 2.606%, 7/22/2023(b)	1,848,123
800,000	CPPIB Capital, Inc., 0.375%, 6/20/2024, 144A, (EUR)(b)	963,744
430,000	Enbridge, Inc., 2.900%, 7/15/2022(b)	442,185
905,000	Export Development Canada, 1.800%, 9/01/2022, (CAD)(b)	735,940
453,795	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)(b)	354,217
5,000,000	Province of British Columbia Canada, Series 10, 1.750%, 9/27/2024(b)	5,199,300
2,355,000	Province of Quebec Canada, 2.300%, 9/01/2029, (CAD)(b)	1,920,842
2,725,000	Royal Bank of Canada, 0.875%, 1/20/2026(b)	2,675,113
2,475,000	Royal Bank of Canada, GMTN, 2.250%, 11/01/2024(b)	2,594,317
2,500,000	Toronto-Dominion Bank (The), 2.100%, 7/15/2022, 144A(b)	2,557,721
1,690,000	Toronto-Dominion Bank (The), GMTN, 3.500%, 7/19/2023(b)	1,809,361
1,675,000	Toronto-Dominion Bank (The), MTN, 1.150%, 6/12/2025(b)	1,675,794
1,580,000	Videotron Ltd., 5.125%, 4/15/2027, 144A	1,669,862

		191,426,870

	Chile — 0.2%
950,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	1,029,572
1,500,000	Chile Government International Bond, 2.450%, 1/31/2031(b)	1,505,835
1,005,000	Chile Government International Bond, 2.550%, 1/27/2032(b)	1,012,739
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029, 144A(b)	2,013,489
570,000	Corp. Nacional del Cobre de Chile, 3.750%, 1/15/2031, 144A(b)	615,027
525,000	Enel Chile S.A., 4.875%, 6/12/2028(b)	607,950
	Chile — continued
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A(b)	844,000
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A(b)	1,220,800

		8,849,412

	China — 0.8%
920,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027(b)	986,991
795,000	Baidu, Inc., 3.875%, 9/29/2023(b)	849,640
67,500,000	China Government Bond, 4.000%, 11/30/2035, (CNY)(b)	11,306,173
98,500,000	China Government Bond, 2.200%, 7/27/2025, (CNY)(b)	14,666,222
6,500,000	China Government Bond, 3.390%, 5/21/2025, (CNH)(b)	1,014,927
500,000	China Government Bond, 3.480%, 6/29/2027, (CNH)(b)	79,233
25,000,000	China Government Bond, 3.900%, 7/04/2036, (CNH)(b)	4,128,218
905,000	Industrial & Commercial Bank of China Ltd., 2.957%, 11/08/2022(b)	934,774
500,000	Tencent Holdings Ltd., 2.985%, 1/19/2023, 144A(b)	518,697
1,175,000	Tencent Holdings Ltd., 3.280%, 4/11/2024, 144A(b)	1,251,998
1,270,000	Weibo Corp., 3.500%, 7/05/2024(b)	1,338,152

		37,075,025

	Colombia — 0.4%
1,395,000	Colombia Government International Bond, 3.125%, 4/15/2031	1,366,207
2,536,000	Ecopetrol S.A., 5.875%, 5/28/2045	2,705,912
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029, 144A	1,316,250
1,026,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	1,140,891
1,028,862	Millicom International Cellular S.A., 6.625%, 10/15/2026	1,095,944
575,000	Republic of Colombia, 3.875%, 4/25/2027	615,440
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	54,787
7,073,300,000	Republic of Colombia, Series B, 6.250%, 11/26/2025, (COP)	2,005,822
29,559,900,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(b)	8,723,497
870,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	987,885

		20,012,635

	Dem.Rep. Congo — 0.0%
985,000	HTA Group Ltd. Co., 7.000%, 12/18/2025, 144A	1,046,563

	Dominican Republic — 0.1%
2,160,000	Dominican Republic, 4.500%, 1/30/2030, 144A	2,181,600
1,155,000	Dominican Republic, 4.875%, 9/23/2032, 144A	1,178,100
590,000	Dominican Republic, 5.950%, 1/25/2027, 144A	663,195
995,000	Dominican Republic, 6.000%, 7/19/2028, 144A	1,117,385
425,000	Dominican Republic, 8.625%, 4/20/2027, 144A	516,375

		5,656,655

	Egypt — 0.1%
1,515,000	Egypt Government International Bond, 5.250%, 10/06/2025	1,565,237
1,435,000	Egypt Government International Bond, 7.625%, 5/29/2032	1,467,575

		3,032,812

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Finland — 0.1%
$3,575,000	Nordea Bank Abp, 0.750%, 8/28/2025, 144A(b)	$3,493,127

	France — 0.3%
205,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A(b)	226,690
890,000	BNP Paribas S.A., (fixed rate to 6/09/2025, variable rate thereafter), 2.219%, 6/09/2026, 144A(b)	912,622
1,415,000	Caisse d’Amortissement de la Dette Sociale, 1.875%, 2/12/2022(b)	1,435,022
250,000	Credit Agricole S.A., 3.250%, 10/04/2024, 144A(b)	268,338
4,500,000	Credit Agricole S.A., (fixed rate to 1/26/2026, variable rate thereafter), 1.247%, 1/26/2027, 144A(b)	4,401,219
1,300,000	Edenred, 1.875%, 3/06/2026, (EUR)(b)	1,654,779
1,400,000	Engie S.A., 1.250%, 10/24/2041, (EUR)(b)	1,694,580
500,000	Holding d’Infrastructures de Transport SASU, EMTN, 1.625%, 11/27/2027, (EUR)	621,965
500,000	Holding d’Infrastructures de Transport SASU, EMTN, 0.625%, 3/27/2023, (EUR)	592,073
1,015,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A(b)	1,127,099

		12,934,387

	Germany — 0.1%
1,165,000	BMW U.S. Capital LLC, 3.150%, 4/18/2024, 144A(b)	1,244,261
1,395,000	BMW U.S. Capital LLC, 4.150%, 4/09/2030, 144A(b)	1,589,903
3,790,000	Kreditanstalt fuer Wiederaufbau, EMTN, 1.250%, 8/28/2023, (NOK)(b)	447,363
1,450,000	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026, 144A(b)	1,499,840
490,000	Volkswagen Group of America Finance LLC, 1.625%, 11/24/2027, 144A(b)	476,786
420,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A(b)	450,959

		5,709,112

	Hong Kong — 0.1%
355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(b)	377,759
1,405,000	AIA Group Ltd., 3.600%, 4/09/2029(b)	1,509,363
1,135,000	AIA Group Ltd., 3.900%, 4/06/2028, 144A(b)	1,237,641

		3,124,763

	India — 0.1%
1,195,000	Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	1,131,199
2,790,000	Export-Import Bank of India, 2.250%, 1/13/2031, 144A	2,540,449
1,230,000	ICICI Bank Ltd., EMTN, 3.250%, 9/09/2022	1,261,727
1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030, 144A	1,276,125

		6,209,500

	Indonesia — 0.3%
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	328,576
1,385,000	Indonesia Government International Bond, 4.200%, 10/15/2050(b)	1,516,783
735,000	Indonesia Government International Bond, 4.750%, 1/08/2026	831,873
50,092,000,000	Indonesia Treasury Bond, Series FR75, 7.500%, 5/15/2038, (IDR)(b)	3,463,124
43,840,000,000	Indonesia Treasury Bond, Series FR82, 7.000%, 9/15/2030, (IDR)(b)	3,052,622
	Indonesia — continued
1,475,000	Republic of Indonesia, 2.850%, 2/14/2030(b)	1,501,978
545,000	Republic of Indonesia, 2.875%, 7/08/2021, 144A, (EUR)	642,637
525,000	Republic of Indonesia, 4.750%, 1/08/2026, 144A	594,069

		11,931,662

	Ireland — 0.1%
1,250,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	1,360,288
3,710,000	Ireland Government Bond, Zero Coupon, 0.000%, 10/18/2031, (EUR)(h)	4,325,448
375,000	Ireland Government Bond, 3.400%, 3/18/2024, (EUR)(b)	491,664

		6,177,400

	Israel — 0.3%
23,525,000	State of Israel, 1.000%, 3/31/2030, (ILS)(b)	6,978,476
2,300,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,478,710
1,265,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,209,656
5,755,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	5,053,178

		15,720,020

	Italy — 0.6%
275,000	Assicurazioni Generali SpA, EMTN (fixed rate to 10/27/2027, variable rate thereafter), 5.500%, 10/27/2047, (EUR)	394,247
200,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	224,158
530,000	Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	700,770
6,965,000	Italy Buoni Poliennali Del Tesoro, 1.350%, 4/01/2030, (EUR)(b)	8,743,346
3,305,000	Italy Buoni Poliennali Del Tesoro, 2.000%, 2/01/2028, (EUR)	4,324,619
4,255,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(b)	5,235,339
1,975,000	Italy Government International Bond, 2.375%, 10/17/2024	2,060,835
3,335,000	Republic of Italy, 2.500%, 11/15/2025, (EUR)	4,369,318
630,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034, 144A	742,178
635,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	703,231

		27,498,041

	Japan — 0.8%
985,870,200(†††)	Japan Government CPI Linked Bond, Series 23, 0.100%, 3/10/2028, (JPY)(b)	8,994,647
2,020,350,000	Japan Government Thirty Year Bond, Series 62, 0.500%, 3/20/2049, (JPY)(b)	17,580,193
2,000,000	Mizuho Financial Group, Inc., (fixed rate to 7/10/2023, variable rate thereafter), 1.241%, 7/10/2024(b)	2,021,039
2,000,000	Nomura Holdings, Inc., 1.851%, 7/16/2025(b)	1,995,774
1,445,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029(b)	1,502,509
2,790,000	Toyota Motor Corp., 2.362%, 3/25/2031	2,802,813

		34,896,975

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Korea — 1.0%
$765,000	Export-Import Bank of Korea, 3.000%, 11/01/2022(b)	$794,912
160,900,000	Export-Import Bank of Korea, MTN, 6.750%, 8/09/2022, (INR)(b)	2,230,030
636,300,000	Export-Import Bank of Korea, MTN, 6.900%, 2/07/2023, (INR)(b)(c)(d)	8,882,592
1,100,000	Hyundai Capital Services, Inc., 3.750%, 3/05/2023, 144A(b)	1,160,228
1,575,000	Kia Motors Corp., 3.000%, 4/25/2023, 144A(b)	1,643,623
1,515,000	Korea East-West Power Co. Ltd., 1.750%, 5/06/2025, 144A(b)	1,535,452
910,000	Korea Gas Corp., 2.750%, 7/20/2022, 144A(b)	936,545
670,000	KT Corp., 2.500%, 7/18/2026, 144A(b)	701,873
1,180,000	LG Chem Ltd., 3.250%, 10/15/2024, 144A(b)	1,277,440
4,500,000,000	Republic of Korea, 0.875%, 12/10/2023, (KRW)(b)	3,949,228
4,500,000,000	Republic of Korea, 1.125%, 9/10/2025, (KRW)(b)	3,900,111
13,130,550,000	Republic of Korea, 1.500%, 12/10/2030, (KRW)(b)	11,036,107
1,440,000,000	Republic of Korea, Series 2209, 2.000%, 9/10/2022, (KRW)(b)	1,293,511
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026, 144A(b)	843,749
2,765,000	SK Hynix, Inc., 2.375%, 1/19/2031, 144A	2,614,573
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A(b)	178,980
200,000	Woori Bank, 5.875%, 4/13/2021, 144A(b)	200,220

		43,179,174

	Malaysia — 0.2%
28,570,000	Malaysia Government Bond, 3.480%, 3/15/2023, (MYR)(b)	7,066,536

	Mexico — 1.1%
620,000	Alfa SAB de CV, 6.875%, 3/25/2044	766,630
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)(b)	1,006,460
860,000	America Movil SAB de CV, 2.875%, 5/07/2030(b)	877,414
10,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)(b)	493,456
675,000	Banco Nacional de Comercio Exterior SNC, (fixed rate to 8/11/2021, variable rate thereafter), 3.800%, 8/11/2026, 144A	673,650
730,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A(b)	819,644
855,000	Cemex SAB de CV, 5.450%, 11/19/2029	936,652
603,000	Cemex SAB de CV, 5.700%, 1/11/2025	615,181
400,000	Cemex SAB de CV, 7.375%, 6/05/2027, 144A	452,868
1,775,000	Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030(b)	1,782,384
1,205,000	Comision Federal de Electricidad, 4.750%, 2/23/2027(b)	1,321,885
800,000	Gruma SAB de CV, 4.875%, 12/01/2024(b)	887,008
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(b)	354,559
840,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A(b)	819,437
1,707,184(††††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)(b)	8,281,465
190,229(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(b)	933,634
	Mexico — continued
1,123,620(††††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)(b)	6,168,792
637,836(††††)	Mexican Fixed Rate Bonds, Series M 30, 8.500%, 11/18/2038, (MXN)(b)	3,428,484
724,558(††††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)(b)	3,775,451
2,665,000	Mexico Government International Bond, 3.250%, 4/16/2030(b)	2,687,359
3,600,000	Mexico Government International Bond, 4.000%, 10/02/2023(b)	3,874,572
196,000	Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)(b)	246,789
1,240,000	Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	1,351,600
205,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044	240,157
3,505,000	Petroleos Mexicanos, 5.950%, 1/28/2031	3,364,800
100,000	Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	123,588
835,000	Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026	903,470
1,205,000	Sigma Finance Netherlands BV, 4.875%, 3/27/2028	1,373,700
1,010,000	Unifin Financiera SAB de CV, 7.250%, 9/27/2023	1,016,040

		49,577,129

	Netherlands — 0.1%
870,000	Cooperatieve Rabobank U.A., 4.375%, 8/04/2025(b)	963,951
1,725,000	ING Groep NV, (fixed rate to 7/01/2025, variable rate thereafter), 1.400%, 7/01/2026, 144A(b)	1,716,099

		2,680,050

	New Zealand — 0.3%
2,200,000	Bank of New Zealand, 1.000%, 3/03/2026, 144A	2,155,610
5,000,000	Fonterra Co-operative Group Ltd., 5.500%, 2/26/2024, (AUD)	4,310,487
6,310,000	New Zealand Government Bond, 1.500%, 5/15/2031, (NZD)	4,276,240
3,575,000	New Zealand Government Bond, 3.000%, 4/20/2029, (NZD)(b)	2,775,396

		13,517,733

	Norway — 0.2%
2,790,000	Equinor ASA, 3.625%, 4/06/2040(b)	2,968,735
16,500,000	Norway Government Bond, Series 478, 1.500%, 2/19/2026, 144A, (NOK)(b)	1,968,390
46,500,000	Norway Government Bond, Series 482, 1.375%, 8/19/2030, 144A, (NOK)(b)	5,392,938

		10,330,063

	Panama — 0.1%
1,485,000	Cable Onda S.A., 4.500%, 1/30/2030, 144A	1,577,025
3,545,000	Panama Government International Bond, 2.252%, 9/29/2032	3,369,558

		4,946,583

	Paraguay — 0.1%
1,420,000	Paraguay Government International Bond, 4.950%, 4/28/2031, 144A	1,604,614

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Paraguay — continued
$800,000	Republic of Paraguay, 5.000%, 4/15/2026, 144A	$902,808

		2,507,422

	Peru — 0.2%
3,220,000	Corp. Financiera de Desarrollo S.A., 2.400%, 9/28/2027, 144A	3,171,925
2,005,000	Peruvian Government International Bond, 2.392%, 1/23/2026(b)	2,063,586
580,000	Southern Copper Corp., 3.875%, 4/23/2025(b)	636,821
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A(b)	1,156,323

		7,028,655

	Philippines — 0.0%
1,060,000	Philippine Government International Bond, 2.457%, 5/05/2030(b)	1,072,932

	Poland — 0.2%
26,400,000	Republic of Poland Government Bond, 1.250%, 10/25/2030, (PLN)(b)	6,492,726
12,970,000	Republic of Poland Government Bond, 3.250%, 7/25/2025, (PLN)(b)	3,638,643

		10,131,369

	Portugal — 0.1%
3,590,000	EDP Finance BV, 1.710%, 1/24/2028, 144A	3,464,314

	Qatar — 0.0%
1,770,000	Ooredoo International Finance Ltd., 2.625%, 4/08/2031, 144A	1,750,919

	Romania — 0.2%
29,970,000	Romania Government Bond, 4.150%, 10/24/2030, (RON)	7,694,448

	Singapore — 0.4%
785,000	BOC Aviation Ltd., 2.750%, 9/18/2022, 144A(b)	800,473
1,450,000	BOC Aviation Ltd., 3.250%, 4/29/2025, 144A(b)	1,521,036
345,000	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.520%, 12/11/2028, 144A(b)	374,304
4,510,000	Republic of Singapore, 2.750%, 7/01/2023, (SGD)(b)	3,511,913
10,770,000	Singapore Government Bond, 0.500%, 11/01/2025, (SGD)(b)	7,848,602
3,215,000	United Overseas Bank Ltd., 3.200%, 4/23/2021, 144A(b)	3,218,954

		17,275,282

	South Africa — 0.5%
1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	1,370,111
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A(b)	1,671,632
1,420,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024	1,483,900
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	971,850
116,835,000	Republic of South Africa, Series 2035, 8.875%, 2/28/2035, (ZAR)	6,716,855
39,185,000	Republic of South Africa, Series R213, 7.000%, 2/28/2031, (ZAR)	2,168,183
7,585,000	South Africa Government International Bond, 5.750%, 9/30/2049	6,979,338

		21,361,869

	Spain — 0.5%
2,300,000	Banco Bilbao Vizcaya Argentaria S.A., GMTN, 0.750%, 9/11/2022, (EUR)(b)	2,735,355
400,000	Banco Santander S.A., 3.125%, 2/23/2023(b)	418,488
600,000	CaixaBank S.A., (fixed rate to 4/17/2025, variable rate thereafter), EMTN, 2.250%, 4/17/2030, (EUR)	733,242
500,000	CaixaBank S.A., (fixed rate to 7/14/2023, variable rate thereafter), EMTN, 2.750%, 7/14/2028, (EUR)	611,666
3,700,000	Cellnex Telecom S.A., EMTN, 1.750%, 10/23/2030, (EUR)	4,292,303
700,000	Naturgy Finance BV, EMTN, 1.500%, 1/29/2028, (EUR)(b)	886,500
725,000	Spain Government Bond, 0.750%, 7/30/2021, (EUR)(b)	853,700
430,000	Spain Government Bond, 1.600%, 4/30/2025, 144A, (EUR)(b)	544,984
2,525,000	Spain Government Bond, 1.950%, 7/30/2030, 144A, (EUR)(b)	3,430,651
1,400,000	Spain Government Bond, 2.700%, 10/31/2048, 144A, (EUR)(b)	2,220,194
2,565,000	Spain Government Bond, 4.400%, 10/31/2023, 144A, (EUR)(b)	3,389,626
1,300,000	Telefonica Emisiones S.A., EMTN, 1.495%, 9/11/2025, (EUR)(b)	1,618,493

		21,735,202

	Supranationals — 0.2%
1,495,000	Corporacion Andina de Fomento, 2.375%, 5/12/2023(b)	1,543,049
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(b)	1,162,990
3,360,000	European Investment Bank, 1.750%, 7/30/2024, 144A, (CAD)(b)	2,755,858
2,560,000	International Bank for Reconstruction & Development, 0.250%, 12/23/2022, (SEK)(b)	294,141
3,515,000	International Bank for Reconstruction & Development, 2.200%, 1/18/2022, (CAD)(b)	2,840,557
16,750,000	Nordic Investment Bank, EMTN, 1.500%, 3/13/2025, (NOK)(b)	1,978,357

		10,574,952

	Sweden — 0.0%
1,675,000	Svenska Handelsbanken AB, 0.625%, 6/30/2023, 144A(b)	1,680,844

	Switzerland — 0.1%
930,000	Credit Suisse AG, 2.950%, 4/09/2025(b)	985,839
2,180,000	Credit Suisse Group AG, (fixed rate to 4/01/2030, variable rate thereafter), 4.194%, 4/01/2031, 144A(b)	2,371,456
1,375,000	Novartis Capital Corp., 2.000%, 2/14/2027(b)	1,418,579
340,000	Willow No. 2 (Ireland) PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2025, variable rate thereafter), 4.250%, 10/01/2045(b)	365,215

		5,141,089

	Thailand — 0.1%
1,570,000	Kasikornbank PCL, EMTN, 3.256%, 7/12/2023(b)	1,653,983
950,000	Thaioil Treasury Center Co. Ltd., 3.625%, 1/23/2023, 144A(b)	989,150

		2,643,133

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Trinidad — 0.0%
$415,000	Trinidad Generation Unlimited, 5.250%, 11/04/2027, 144A	$425,379

	Turkey — 0.4%
2,250,000	TC Ziraat Bankasi A/S, 5.375%, 3/02/2026, 144A	2,080,732
2,830,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025	3,004,192
525,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025, 144A	557,315
2,875,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	2,900,415
6,970,000	Turkey Government International Bond, 5.250%, 3/13/2030	6,178,905
1,345,000	Turkey Government International Bond, 7.625%, 4/26/2029	1,381,584

		16,103,143

	Ukraine — 0.0%
1,035,000	Ukraine Government International Bond, 7.253%, 3/15/2033, 144A	1,029,618

	United Arab Emirates — 0.1%
1,610,000	Abu Dhabi Crude Oil Pipeline LLC, 3.650%, 11/02/2029(b)	1,775,025
1,295,000	Abu Dhabi Government International Bond, 3.125%, 4/16/2030, 144A(b)	1,387,688

		3,162,713

	United Kingdom — 0.3%
95,000	Avon Products, Inc., 8.450%, 3/15/2043	116,138
1,265,000	British Telecommunications PLC, 3.250%, 11/08/2029, 144A	1,323,007
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A(b)	1,457,646
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032(b)	1,371,182
365,000	HSBC Holdings PLC, 4.950%, 3/31/2030(b)	426,167
635,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023(b)	684,970
400,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024(b)	444,620
1,125,000	Lloyds Banking Group PLC, (fixed rate to 7/09/2024, variable rate thereafter), 3.870%, 7/09/2025(b)	1,224,294
1,395,000	Nationwide Building Society, (fixed rate to 7/18/2029, variable rate thereafter), 3.960%, 7/18/2030, 144A(b)	1,522,278
235,000	Network Rail Infrastructure Finance PLC, EMTN, 4.750%, 1/22/2024, (GBP)(b)	363,637
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036, 144A	1,413,774
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)(b)	323,225
1,035,000	United Kingdom Gilt, 2.750%, 9/07/2024, (GBP)(b)	1,551,808
1,660,000	Vodafone Group PLC, 4.375%, 5/30/2028(b)	1,906,398

		14,129,144

	United States — 11.4%
165,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	176,398
480,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	510,144
435,000	AMC Networks, Inc., 4.250%, 2/15/2029	423,037
70,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	59,718
	United States — continued
1,965,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	1,930,612
1,541,560	American Airlines Pass Through Trust, Series 2016-1, Class B, 5.250%, 7/15/2025	1,457,838
1,285,987	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	1,207,529
361,444	American Airlines Pass Through Trust, Series 2017-1B, Class B, 4.950%, 8/15/2026	336,493
470,758	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	432,395
5,335,000	American Airlines, Inc., 11.750%, 7/15/2025, 144A	6,599,342
220,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	228,952
255,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	271,231
2,510,000	American Honda Finance Corp., GMTN, 1.700%, 9/09/2021	2,525,786
3,975,000	Apple, Inc., Series MPLE, 2.513%, 8/19/2024, (CAD)(b)	3,324,361
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	330,553
804,000	AT&T, Inc., 3.650%, 9/15/2059, 144A	734,911
497,000	AT&T, Inc., 3.800%, 12/01/2057, 144A	472,839
75,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 7/15/2027, 144A	77,719
3,180,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029	3,466,200
2,240,000	Boeing Co. (The), 2.196%, 2/04/2026	2,233,054
140,000	Boeing Co. (The), 3.100%, 5/01/2026	148,297
25,000	Boeing Co. (The), 3.250%, 2/01/2035	24,228
165,000	Boeing Co. (The), 3.550%, 3/01/2038	159,567
25,000	Boeing Co. (The), 3.625%, 3/01/2048	23,078
90,000	Boeing Co. (The), 3.750%, 2/01/2050	85,958
635,000	Boeing Co. (The), 3.850%, 11/01/2048	612,753
640,000	Boeing Co. (The), 3.950%, 8/01/2059	615,239
585,000	BP Capital Markets America, Inc., 3.216%, 11/28/2023(b)	623,709
690,000	Broadcom, Inc., 5.000%, 4/15/2030	786,404
3,555,000	Carnival Corp., 5.750%, 3/01/2027, 144A	3,648,319
260,000	Catalent Pharma Solutions, Inc., 3.125%, 2/15/2029, 144A	249,600
6,275,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	6,287,487
1,475,000	Centene Corp., 2.500%, 3/01/2031	1,408,654
485,000	Centene Corp., 3.000%, 10/15/2030	484,195
165,000	Charles River Laboratories International, Inc., 3.750%, 3/15/2029, 144A	165,261
175,000	Charles River Laboratories International, Inc., 4.000%, 3/15/2031, 144A	177,896
1,750,000	CHS/Community Health Systems, Inc., 6.000%, 1/15/2029, 144A	1,850,625
3,250,000	CHS/Community Health Systems, Inc., 5.625%, 3/15/2027, 144A	3,404,375
40,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	42,547
95,000	Continental Resources, Inc., 3.800%, 6/01/2024	97,375
595,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	625,494
490,000	Dana, Inc., 5.375%, 11/15/2027	514,500
67,252	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	70,184
940,000	DH Europe Finance II S.a.r.l., 0.750%, 9/18/2031, (EUR)(b)	1,105,160
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	54,619
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	9,177

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$3,035,000	DISH DBS Corp., 5.875%, 11/15/2024	$3,174,064
1,385,000	DISH DBS Corp., 7.750%, 7/01/2026	1,528,673
310,000	DR Horton, Inc., 4.375%, 9/15/2022	323,724
140,000	Ecolab, Inc., 4.800%, 3/24/2030(b)	167,471
160,000	Edison International, 4.950%, 4/15/2025	178,594
235,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	332,474
465,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	454,635
2,970,000	Expedia Group, Inc., 2.950%, 3/15/2031, 144A	2,929,311
410,000	FedEx Corp., 1.000%, 1/11/2023, (EUR)	489,236
650,000	FedEx Corp., 3.400%, 1/14/2022	665,141
760,000	Ford Motor Co., 5.291%, 12/08/2046	798,965
25,000	Ford Motor Co., 6.375%, 2/01/2029	27,750
50,000	Ford Motor Co., 6.625%, 2/15/2028	56,508
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,413,151
5,000	Ford Motor Co., 7.500%, 8/01/2026	5,854
875,000	Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	939,269
200,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	210,214
2,710,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,874,632
3,305,000	Freeport-McMoRan, Inc., 5.000%, 9/01/2027	3,511,893
1,845,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	2,196,500
2,495,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	3,001,485
1,055,000	General Motors Co., 5.200%, 4/01/2045	1,211,361
405,000	General Motors Co., 6.250%, 10/02/2043	518,678
100,000	General Motors Financial Co., Inc., EMTN, 0.955%, 9/07/2023, (EUR)	119,479
635,000	General Motors Financial Co., Inc., EMTN, 2.250%, 9/06/2024, (GBP)	900,048
770,000	General Motors Financial of Canada Ltd., Series 5, 3.250%, 11/07/2023, (CAD)	644,455
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	481,791
905,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	907,006
855,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	840,037
2,895,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	2,978,231
150,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	154,073
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	184,447
855,000	Hanesbrands, Inc., 5.375%, 5/15/2025, 144A	904,697
1,135,000	HCA, Inc., 3.500%, 9/01/2030	1,144,613
20,000	HCA, Inc., 4.750%, 5/01/2023	21,557
1,275,000	HCA, Inc., 5.250%, 6/15/2049	1,560,178
6,670,000	HCA, Inc., 5.375%, 9/01/2026	7,535,099
225,000	HCA, Inc., 7.050%, 12/01/2027	270,562
820,000	HCA, Inc., 7.500%, 11/06/2033	1,092,962
395,000	HCA, Inc., 8.360%, 4/15/2024	461,162
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	232,050
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	98,625
1,000,000	Hyundai Capital America, 2.650%, 2/10/2025(b)	1,033,002
835,000	Hyundai Capital America, 2.650%, 2/10/2025, 144A(b)	862,557
1,585,000	Hyundai Capital America, 2.750%, 9/27/2026, 144A(b)	1,642,443
1,395,000	Hyundai Capital America, 6.375%, 4/08/2030, 144A(b)	1,751,244
10,310,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029, 144A	10,075,035
	United States — continued
1,085,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	1,093,137
3,960,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	4,247,100
5,760,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	5,831,712
1,280,000	iStar, Inc., 4.250%, 8/01/2025	1,288,832
290,000	iStar, Inc., 4.750%, 10/01/2024	301,717
7,760,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	7,857,000
1,875,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	1,938,844
1,885,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	1,974,990
760,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	775,960
60,000	Lumen Technologies, Inc., 5.625%, 4/01/2025	64,725
880,000	Lumen Technologies, Inc., Series S, 6.450%, 6/15/2021	886,380
44,000	Masco Corp., 6.500%, 8/15/2032	56,979
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)(b)	759,831
2,905,000	MGIC Investment Corp., 5.250%, 8/15/2028	3,017,569
4,315,000	Michaels Stores, Inc., 8.000%, 7/15/2027, 144A	4,768,075
2,355,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	2,581,669
1,025,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	1,056,344
25,000	MPLX LP, 4.500%, 7/15/2023	26,931
95,000	MPLX LP, 4.875%, 6/01/2025	107,003
2,135,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	2,143,647
4,605,000	Nationwide Mutual Insurance Co., 4.350%, 4/30/2050, 144A	4,833,764
2,535,000	Navient Corp., 5.000%, 3/15/2027	2,541,337
915,000	Navient Corp., 5.500%, 1/25/2023	949,312
255,000	Navient Corp., 5.875%, 10/25/2024	267,778
1,600(†††††)	Navient Corp., 6.000%, 12/15/2043	39,205
1,130,000	Navient Corp., 6.750%, 6/15/2026	1,224,920
4,318,000	Navient Corp., MTN, 5.625%, 8/01/2033	4,034,523
760,000	Navient Corp., MTN, 6.125%, 3/25/2024	804,650
415,000	Navient Corp., MTN, 7.250%, 1/25/2022	430,044
3,325,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	3,358,250
790,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	804,812
665,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	765,774
245,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	289,725
1,200,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	1,232,880
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	26,528
1,765,000	Nissan Motor Acceptance Corp., 3.650%, 9/21/2021, 144A(b)	1,788,163
300,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	255,390
2,355,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	2,646,549
1,795,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	2,263,495
2,275,000	Oceaneering International, Inc., 4.650%, 11/15/2024	2,183,750
420,000	Old Republic International Corp., 4.875%, 10/01/2024	473,391
1,170,000	OneMain Finance Corp., 5.625%, 3/15/2023	1,238,737
860,000	OneMain Finance Corp., 6.875%, 3/15/2025	978,185
2,310,000	OneMain Finance Corp., 7.125%, 3/15/2026	2,664,238
130,000	OneMain Finance Corp., 8.250%, 10/01/2023	146,250

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$2,965,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	$3,124,369
585,000	Owens-Brockway Glass Container, Inc., 6.625%, 5/13/2027, 144A	635,968
8,630,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	9,056,575
5,150,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	5,507,974
2,165,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)(b)	2,532,167
1,530,000	Prologis Euro Finance LLC, 0.375%, 2/06/2028, (EUR)(b)	1,802,700
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)(b)	529,923
295,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	309,750
1,190,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	1,145,375
345,000	Radian Group, Inc., 4.500%, 10/01/2024	358,903
195,000	Radian Group, Inc., 4.875%, 3/15/2027	205,238
3,365,000	Radian Group, Inc., 6.625%, 3/15/2025	3,770,331
890,000	Range Resources Corp., 4.875%, 5/15/2025	881,100
165,000	Range Resources Corp., 5.000%, 3/15/2023	167,681
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)(b)	1,483,142
4,130,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	4,150,650
810,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025(b)	868,038
1,020,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	1,089,982
435,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	442,843
35,000	Service Properties Trust, 3.950%, 1/15/2028	32,288
395,000	Service Properties Trust, 4.350%, 10/01/2024	392,684
115,000	Service Properties Trust, 4.500%, 6/15/2023	116,824
60,000	Service Properties Trust, 4.650%, 3/15/2024	60,000
50,000	Service Properties Trust, 4.750%, 10/01/2026	48,750
185,000	Service Properties Trust, 4.950%, 2/15/2027	182,919
420,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	492,450
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	165,327
2,785,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	2,906,844
6,900,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	6,951,750
3,410,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	3,435,575
2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030, 144A	3,044,435
3,960,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	4,015,638
14,910,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	15,562,312
100,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	108,390
1,695,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,884,213
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	119,742
245,000	Thermo Fisher Scientific, Inc., EMTN, 1.875%, 10/01/2049, (EUR)(b)	303,597
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	96,193
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	100,603
1,635,000	Toyota Motor Credit Corp., MTN, 2.650%, 4/12/2022(b)	1,674,450
635,000	TransDigm, Inc., 5.500%, 11/15/2027	657,308
185,000	TransDigm, Inc., 6.500%, 5/15/2025	188,469
50,000	TransDigm, Inc., 7.500%, 3/15/2027	53,250
2,615,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	2,847,735
295,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	305,785
	United States — continued
75,000	Travel & Leisure Co., 6.000%, 4/01/2027	83,063
90,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	102,182
5,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	5,525
775,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	758,105
72,590	U.S. Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	75,277
278,907	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	262,964
33,675,000	U.S. Treasury Bond, 1.250%, 5/15/2050	25,412,786
9,680,000	U.S. Treasury Bond, 1.375%, 8/15/2050(b)	7,553,425
4,183,539	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(b)(e)	4,302,345
4,223,340	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2027(b)(e)	4,683,701
13,319,944	U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2023(b)(e)	14,171,172
8,705,000	U.S. Treasury Note, 0.125%, 12/15/2023(b)	8,666,576
43,590,000	U.S. Treasury Note, 0.125%, 1/31/2023	43,569,567
17,435,000	U.S. Treasury Note, 0.750%, 3/31/2026	17,283,806
2,255,000	U.S. Treasury Note, 1.500%, 10/31/2021	2,273,938
35,975,000	U.S. Treasury Note, 1.500%, 11/30/2021	36,317,887
13,685,000	U.S. Treasury Note, 1.625%, 10/31/2026(b)	14,082,186
14,060,000	U.S. Treasury Note, 1.625%, 8/15/2029(b)	14,109,979
21,715,000	U.S. Treasury Note, 1.750%, 11/30/2021(b)	21,957,597
10,235,000	U.S. Treasury Note, 1.750%, 11/15/2029(f)	10,356,141
4,515,000	U.S. Treasury Note, 1.875%, 3/31/2022	4,595,776
4,700,000	U.S. Treasury Note, 2.875%, 5/15/2028(b)	5,166,512
815,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	887,698
378,958	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	372,308
2,459,079	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	2,720,135
1,150,000	Walmart, Inc., 3.700%, 6/26/2028(b)	1,293,392
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	76,386
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	442,389
1,595,000	Yum! Brands, Inc., 4.625%, 1/31/2032	1,626,908

		518,018,810

	Uruguay — 0.0%
1,415,000	Uruguay Government International Bond, 4.375%, 1/23/2031(b)	1,641,174

	Total Non-Convertible Bonds (Identified Cost $1,205,292,309)	1,240,675,675

Convertible Bonds — 1.1%
	United States — 1.1%
7,213,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	7,073,068
2,880,000	DISH Network Corp., Zero Coupon, 0.000%, 12/15/2025, 144A(h)	3,047,040
545,000	DISH Network Corp., 2.375%, 3/15/2024	523,881
16,330,000	DISH Network Corp., 3.375%, 8/15/2026	15,698,029
2,435,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(h)	2,657,803
405,000	Halozyme Therapeutics, Inc., 0.250%, 3/01/2027, 144A	368,803
305,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	335,134
440,000	Livongo Health, Inc., 0.875%, 6/01/2025, 144A	746,064
2,335,000	Marriott Vacations Worldwide Corp., Zero Coupon, 0.000%, 1/15/2026, 144A(h)	2,765,516

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
United States — continued
$360,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025, 144A	$444,600
250,000	Peloton Interactive, Inc., Zero Coupon, 0.951%-1.734%, 2/15/2026, 144A(g)	236,406
1,360,000	Southwest Airlines Co., 1.250%, 5/01/2025	2,334,950
205,000	Sunrun, Inc., Zero Coupon, 0.000%, 2/01/2026, 144A(h)	184,126
7,160,000	Teladoc Health, Inc., 1.250%, 6/01/2027, 144A	7,956,908
680,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(h)	642,600
3,275,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(h)	3,440,797
825,000	Western Digital Corp., 1.500%, 2/01/2024	842,632

	Total Convertible Bonds (Identified Cost $48,985,661)	49,298,357

Municipals — 0.0%
United States — 0.0%
130,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $129,988)	136,431

	Total Bonds and Notes (Identified Cost $1,254,407,958)	1,290,110,463

Shares
Preferred Stocks — 0.0%
United States — 0.0%
38,952	El Paso Energy Capital Trust I, 4.750% (Identified Cost $1,828,520)	1,952,664

Principal Amount (‡)
Short-Term Investments — 0.8%
$37,347,780	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $37,347,780 on 4/01/2021 collateralized by $38,090,300 U.S. Treasury Note, 0.125% due 9/30/2022 valued at $38,094,756 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $37,347,780)	37,347,780

	Total Investments — 100.1% (Identified Cost $3,540,143,236)	4,533,064,769
	Other assets less liabilities — (0.1)%	(5,918,498)

	Net Assets — 100.0%	$4,527,146,271

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Illiquid security.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2021, the value of these securities amounted to $8,882,592 or 0.2% of net assets.
(e)	Treasury Inflation Protected Security (TIPS).
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of Rule 144A holdings amounted to $299,237,748 or 6.6% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

At March 31, 2021, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	6/02/2021	BRL	S	27,000,000	$4,772,848	$4,778,989	$(6,141)
Bank of America, N.A.	6/16/2021	KRW	B	5,850,000,000	5,146,386	5,168,742	22,356
Bank of America, N.A.	6/16/2021	MXN	S	162,993,000	7,666,362	7,912,758	(246,396)
Citibank N.A.	6/17/2021	ZAR	S	142,945,000	9,183,451	9,592,620	(409,169)
Credit Suisse International	6/16/2021	CAD	B	2,780,000	2,230,782	2,212,361	(18,421)
Credit Suisse International	6/16/2021	CAD	S	198,988,000	158,161,088	158,357,298	(196,210)
Credit Suisse International	6/16/2021	COP	S	38,844,665,000	10,861,235	10,588,602	272,633
Credit Suisse International	6/16/2021	GBP	B	12,371,000	17,186,622	17,058,319	(128,303)
Credit Suisse International	6/16/2021	JPY	B	11,200,164,000	102,970,035	101,224,637	(1,745,398)
HSBC Bank USA	6/16/2021	AUD	B	4,075,000	3,144,168	3,096,123	(48,045)
Morgan Stanley Capital Services, Inc.	6/16/2021	EUR	B	142,831,000	172,252,086	167,748,692	(4,503,394)
Morgan Stanley Capital Services, Inc.	6/16/2021	EUR	S	1,850,000	2,213,621	2,172,743	40,878
Morgan Stanley Capital Services, Inc.	6/16/2021	NZD	S	6,003,000	4,298,328	4,191,793	106,535
UBS AG	6/16/2021	IDR	S	40,354,000,000	2,797,175	2,763,369	33,806
UBS AG	6/16/2021	SEK	B	7,350,000	871,726	842,140	(29,586)

Total							$(6,854,855)

At March 31, 2021, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	6/16/2021	NOK	30,959,000	EUR	3,014,227	$3,540,076	$(79,386)

At March 31, 2021, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2021	185	$26,835,290	$26,582,187	$(253,103)

Industry Summary at March 31, 2021 (Unaudited)

Treasuries	14.4%
IT Services	8.3
Semiconductors & Semiconductor Equipment	7.6
Internet & Direct Marketing Retail	6.0
Interactive Media & Services	4.9
Chemicals	4.5
Software	3.9
Life Sciences Tools & Services	3.7
Capital Markets	3.5
Health Care Equipment & Supplies	3.3
Machinery	3.3
Banks	2.7
Hotels, Restaurants & Leisure	2.4
Health Care Providers & Services	2.2
Industrial Conglomerates	2.1
Personal Products	2.1
Other Investments, less than 2% each	24.4
Short-Term Investments	0.8

Total Investments	100.1
Other assets less liabilities (including forward foreign currency and futures contracts)	(0.1)

Net Assets	100.0%

Currency Exposure Summary at March 31, 2021 (Unaudited)

United States Dollar	73.2%
Canadian Dollar	6.8
Euro	5.9
New Taiwan Dollar	2.7
Japanese Yen	2.0
Other, less than 2% each	9.5

Total Investments	100.1
Other assets less liabilities (including forward foreign currency and futures contracts)	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.7% of Net Assets
	Aerospace & Defense — 5.1%
2,542,375	Boeing Co. (The)(a)	$647,593,760

	Air Freight & Logistics — 2.5%
2,950,513	Expeditors International of Washington, Inc.	317,740,745

	Beverages — 3.3%
4,662,113	Monster Beverage Corp.(a)	424,671,873

	Biotechnology — 2.4%
637,131	Regeneron Pharmaceuticals, Inc.(a)	301,452,161

	Capital Markets — 2.8%
541,532	FactSet Research Systems, Inc.	167,111,360
3,077,814	SEI Investments Co.	187,531,207

		354,642,567

	Communications Equipment — 1.8%
4,494,432	Cisco Systems, Inc.	232,407,079

	Energy Equipment & Services — 1.4%
6,671,197	Schlumberger NV	181,389,847

	Entertainment — 3.7%
2,517,743	Walt Disney Co. (The)(a)	464,573,938

	Health Care Equipment & Supplies — 1.2%
197,817	Intuitive Surgical, Inc.(a)	146,174,894

	Health Care Technology — 1.5%
2,657,622	Cerner Corp.	191,029,869

	Hotels, Restaurants & Leisure — 4.8%
3,042,325	Starbucks Corp.	332,434,853
2,047,667	Yum China Holdings, Inc.	121,242,363
1,439,902	Yum! Brands, Inc.	155,768,598

		609,445,814

	Household Products — 1.3%
2,130,249	Colgate-Palmolive Co.	167,927,529

	Interactive Media & Services — 11.9%
185,959	Alphabet, Inc., Class A(a)	383,544,157
185,703	Alphabet, Inc., Class C(a)	384,150,797
2,535,412	Facebook, Inc., Class A(a)	746,754,896

		1,514,449,850

	Internet & Direct Marketing Retail — 10.9%
2,434,578	Alibaba Group Holding Ltd., Sponsored ADR(a)	551,991,870
269,186	Amazon.com, Inc.(a)	832,883,019

		1,384,874,889

	IT Services — 6.1%
506,138	Automatic Data Processing, Inc.	95,391,829
3,204,895	Visa, Inc., Class A	678,572,418

		773,964,247

	Life Sciences Tools & Services — 2.2%
743,451	Illumina, Inc.(a)	285,529,791

	Machinery — 5.1%
1,739,855	Deere & Co.	650,949,350

	Pharmaceuticals — 6.2%
4,464,230	Novartis AG, Sponsored ADR	381,602,380
1,495,147	Novo Nordisk A/S, Sponsored ADR	100,802,811
7,416,214	Roche Holding AG, Sponsored ADR	300,801,640

		783,206,831

	Semiconductors & Semiconductor Equipment — 6.9%
1,096,008	NVIDIA Corp.	585,191,551
2,216,684	QUALCOMM, Inc.	293,910,132

		879,101,683

	Software — 17.6%
2,071,269	Autodesk, Inc.(a)	574,052,203
2,260,203	Microsoft Corp.	532,888,061
7,105,688	Oracle Corp.	498,606,127
2,099,385	salesforce.com, Inc.(a)	444,796,700
750,020	Workday, Inc., Class A(a)	186,327,469

		2,236,670,560

	Total Common Stocks (Identified Cost $6,745,962,748)	12,547,797,277

Principal Amount
Short-Term Investments — 1.1%
$145,823,508	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $145,823,508 on 4/01/2021 collateralized by $83,844,900 U.S. Treasury Note, 1.875% due 8/31/2024 valued at $87,999,287; $59,110,700 U.S. Treasury Note, 1.250% due 8/31/2024 valued at $60,740,736 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $145,823,508)	145,823,508

	Total Investments — 99.8% (Identified Cost $6,891,786,256)	12,693,620,785
	Other assets less liabilities — 0.2%	24,258,803

	Net Assets — 100.0%	$12,717,879,588

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at March 31, 2021 (Unaudited)

Software	17.6%
Interactive Media & Services	11.9
Internet & Direct Marketing Retail	10.9
Semiconductors & Semiconductor Equipment	6.9
Pharmaceuticals	6.2
IT Services	6.1
Machinery	5.1
Aerospace & Defense	5.1
Hotels, Restaurants & Leisure	4.8
Entertainment	3.7
Beverages	3.3
Capital Markets	2.8
Air Freight & Logistics	2.5
Biotechnology	2.4
Life Sciences Tools & Services	2.2
Other Investments, less than 2% each	7.2
Short-Term Investments	1.1

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.2% of Net Assets
	ABS Car Loan — 8.5%
$845,000	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	$860,253
90,000	American Credit Acceptance Receivables Trust, Series 2020-2, Class B, 2.480%, 9/13/2024, 144A	91,567
135,000	American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.150%, 8/13/2024, 144A	135,835
240,000	American Credit Acceptance Receivables Trust, Series 2020-4, Class C, 1.310%, 12/14/2026, 144A	241,381
510,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B, 3.580%, 10/18/2024	524,747
480,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/2024	492,237
695,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class A3, 2.060%, 4/18/2024	703,535
385,000	AmeriCredit Automobile Receivables Trust, Series 2020-1, Class A3, 1.110%, 8/19/2024	387,842
110,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.660%, 12/18/2024	110,422
265,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class B, 0.970%, 2/18/2026	266,044
125,000	AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, 1.060%, 8/18/2026	125,285
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	102,228
140,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	150,263
35,446	Bank of The West Auto Trust, Series 2017-1, Class A3, 2.110%, 1/15/2023, 144A	35,543
450,000	Bank of The West Auto Trust, Series 2019-1, Class A3, 2.430%, 4/15/2024, 144A	456,505
565,000	Capital One Prime Auto Receivables Trust, Series 2019-2, Class A3, 1.920%, 5/15/2024	572,990
200,816	CarMax Auto Owner Trust, Series 2019-4, Class A2A, 2.010%, 3/15/2023	201,643
510,000	CarMax Auto Owner Trust, Series 2020-2, Class A3, 1.700%, 11/15/2024	517,978
485,000	CarMax Auto Owner Trust, Series 2020-3, Class A3, 0.620%, 3/17/2025	486,219
320,725	Carvana Auto Receivables Trust, Series 2019-3A, Class A3, 2.340%, 6/15/2023, 144A	321,807
145,000	CPS Auto Receivables Trust, Series 2020-A, Class B, 2.360%, 2/15/2024, 144A	146,593
595,000	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.380%, 11/15/2028, 144A	607,442
435,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.010%, 2/15/2029, 144A	442,391
585,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.390%, 4/16/2029, 144A	598,713
315,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.370%, 7/16/2029, 144A	318,530
215,000	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.650%, 2/15/2024	216,385
881	DT Auto Owner Trust, Series 2018-2A, Class C, 3.670%, 3/15/2024, 144A	882
285,000	DT Auto Owner Trust, Series 2019-1A, Class C, 3.610%, 11/15/2024, 144A	288,490
270,000	DT Auto Owner Trust, Series 2019-2A, Class C, 3.180%, 2/18/2025, 144A	274,456
105,000	DT Auto Owner Trust, Series 2019-4A, Class B, 2.360%, 1/16/2024, 144A	105,950
102,828	DT Auto Owner Trust, Series 2020-2A, Class A, 1.140%, 1/16/2024, 144A	103,154
	ABS Car Loan — continued
320,000	DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/16/2026, 144A	333,867
30,000	DT Auto Owner Trust, Series 2021-1A, Class B, 0.620%, 9/15/2025, 144A	29,968
32,897	Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.060%, 5/15/2023, 144A	32,955
170,000	Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.260%, 4/15/2024, 144A	171,454
68,995	Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.130%, 8/15/2023, 144A	69,107
440,000	Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.280%, 5/15/2025, 144A	455,304
275,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class B, 0.500%, 2/18/2025	274,798
174,423	First Investors Auto Owner Trust, Series 2019-2A, Class A, 2.210%, 9/16/2024, 144A	176,064
800,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	814,232
455,045	Flagship Credit Auto Trust, Series 2020-1, Class A, 1.900%, 8/15/2024, 144A(a)	460,277
915,000	Flagship Credit Auto Trust, Series 2020-1, Class B, 2.050%, 2/17/2025, 144A	937,041
705,000	Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.030%, 12/15/2027, 144A(a)	707,477
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031, 144A(a)	641,188
175,000	Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.040%, 8/15/2024	176,668
785,000	Ford Credit Auto Owner Trust, Series 2020-B, Class A3, 0.560%, 10/15/2024(a)	787,693
635,000	Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.840%, 3/15/2024	650,082
77,891	GLS Auto Receivables Issuer Trust, Series 2019-2A, Class A, 3.060%, 4/17/2023, 144A	78,163
260,000	GLS Auto Receivables Issuer Trust, Series 2019-4A, Class B, 2.780%, 9/16/2024, 144A	266,239
140,100	GLS Auto Receivables Issuer Trust, Series 2020-2A, Class A, 1.580%, 8/15/2024, 144A	141,153
300,000	GLS Auto Receivables Issuer Trust, Series 2020-3A, Class B, 1.380%, 8/15/2024, 144A	302,013
265,000	GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.140%, 11/17/2025, 144A	266,151
177,300	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A	179,452
140,000	GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.800%, 7/20/2023	140,787
415,851	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	421,221
145,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490%, 12/16/2024	147,174
180,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class A, 0.680%, 8/15/2025, 144A	180,564
311,867	Honda Auto Receivables Owner Trust, Series 2020-2, Class A2, 0.740%, 11/15/2022	312,404
455,000	Honda Auto Receivables Owner Trust, Series 2020-2, Class A3, 0.820%, 7/15/2024	457,965
420,000	Hyundai Auto Receivables Trust, Series 2019-B, Class A3, 1.940%, 2/15/2024	426,129
170,000	Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.410%, 11/15/2024	172,879
290,000	Mercedes-Benz Auto Receivables Trust, Series 2020-1, Class A3, 0.550%, 2/18/2025	291,005

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$310,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.690%, 10/15/2023, 144A	$315,544
865,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.550%, 2/15/2025, 144A(a)	881,298
782,503	Prestige Auto Receivables Trust, Series 2019-1A, Class A3, 2.450%, 5/15/2023, 144A(a)	786,698
695,000	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A	695,771
210,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	224,576
300,000	Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3, 0.460%, 8/15/2024, 144A	300,279
216,202	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	217,806
370,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024	377,493
140,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.030%, 2/15/2024	141,433
175,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class A3, 0.670%, 4/15/2024	175,317
520,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.960%, 11/15/2024	521,811
615,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/2026	620,571
170,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.010%, 1/15/2026	170,555
440,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033, 144A	446,823
200,000	Toyota Auto Receivables Owner Trust, Series 2020-B, Class A3, 1.360%, 8/15/2024	202,826
236,689	Westlake Automobile Receivables Trust, Series 2019-1A, Class B, 3.260%, 10/17/2022, 144A	237,297
830,000	Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.620%, 7/15/2024, 144A(a)	837,715
225,000	Westlake Automobile Receivables Trust, Series 2019-3A, Class B, 2.410%, 10/15/2024, 144A	227,637
631,105	Westlake Automobile Receivables Trust, Series 2020-2A, Class A2A, 0.930%, 2/15/2024, 144A(a)	632,517
400,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	407,360
590,000	Westlake Automobile Receivables Trust, Series 2021-1A, Class B, 0.640%, 3/16/2026, 144A	589,666
24,637	World Omni Auto Receivables Trust, Series 2017-B, Class A3, 1.950%, 2/15/2023	24,770
635,000	World Omni Auto Receivables Trust, Series 2020-B, Class A3, 0.630%, 5/15/2025	637,292
310,000	World Omni Select Auto Trust, Series 2020-A, Class A3, 0.550%, 7/15/2025	310,315

		30,372,154

	ABS Credit Card — 0.6%
620,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024	635,744
925,000	Barclays Dryrock Issuance Trust, Series 2019-1, Class A, 1.960%, 5/15/2025(a)	945,064
585,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.210%, 7/15/2026	600,965

		2,181,773

	ABS Home Equity — 0.1%
143,737	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	147,356
	ABS Home Equity — continued
60,880	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	61,287
2,844	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	2,841
35,774	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(b)	36,065
14,099	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(b)	14,124

		261,673

	ABS Other — 1.4%
294,228	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/16/2032, 144A	295,708
257,412	CNH Equipment Trust, Series 2020-A, Class A2, 1.080%, 7/17/2023	258,066
250,000	CNH Equipment Trust, Series 2020-A, Class A3, 1.160%, 6/16/2025	252,544
115,942	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	121,064
255,000	Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.960%, 3/15/2024, 144A	260,692
174,538	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(b)	167,395
147,066	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037, 144A	149,518
535,593	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.300%, 3/14/2029, 144A(a)	537,452
261,734	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	256,552
34,625	Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A, 2.910%, 3/20/2034, 144A	35,150
213,817	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	215,895
2,180,000	Verizon Owner Trust, Series 2019-B, Class A1A, 2.330%, 12/20/2023(a)	2,213,177
159,490	Wheels SPV 2 LLC, Series 2019-1A, Class A2, 2.300%, 5/22/2028, 144A	160,831

		4,924,044

	ABS Student Loan — 0.3%
30,896	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	31,116
192,716	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	200,369
206,540	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A1, 1.800%, 1/15/2069, 144A(a)	206,743
126,846	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069, 144A	127,314
175,522	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	176,625
39,276	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3-month LIBOR + 0.800%, 1.018%, 7/25/2025(c)	39,334
58,444	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	59,442
110,117	SoFi Professional Loan Program LLC, Series 2017-E, Class A2B, 2.720%, 11/26/2040, 144A	111,870

		952,813

	ABS Whole Business — 0.1%
521,625	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	532,934

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Aerospace & Defense — 0.6%
$1,255,000	Boeing Co. (The), 2.196%, 2/04/2026	$1,251,108
29,000	Raytheon Technologies Corp., 3.650%, 8/16/2023	31,024
940,000	Teledyne Technologies, Inc., 2.750%, 4/01/2031	936,579

		2,218,711

	Agency Commercial Mortgage-Backed Securities — 0.7%
509,476	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(a)(b)	535,373
701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024(a)	747,605
1,175,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027(a)	1,254,107
77,165	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	78,087

		2,615,172

	Automotive — 2.3%
1,440,000	American Honda Finance Corp., MTN, 0.875%, 7/07/2023	1,450,050
145,000	American Honda Finance Corp., MTN, 3.625%, 10/10/2023	155,739
290,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A	291,703
325,000	BMW U.S. Capital LLC, 2.550%, 4/01/2031, 144A	325,883
310,000	Daimler Finance North America LLC, 1.450%, 3/02/2026, 144A	307,296
160,000	Daimler Finance North America LLC, 3.350%, 2/22/2023, 144A	167,759
360,000	General Motors Financial Co., Inc., 4.150%, 6/19/2023	386,238
295,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025, 144A	309,149
220,000	Harley-Davidson Financial Services, Inc., 4.050%, 2/04/2022, 144A	226,222
1,045,000	Hyundai Capital America, 1.800%, 1/10/2028, 144A	999,253
195,000	Hyundai Capital America, 2.375%, 2/10/2023, 144A	200,167
95,000	Hyundai Capital America, 3.000%, 6/20/2022, 144A	97,532
200,000	Hyundai Capital America, 3.000%, 2/10/2027, 144A	208,080
275,000	Nissan Motor Acceptance Corp., 3.450%, 3/15/2023, 144A	287,677
105,000	PACCAR Financial Corp., MTN, 0.800%, 6/08/2023	105,991
160,000	PACCAR Financial Corp., MTN, 1.800%, 2/06/2025	163,647
955,000	PACCAR Financial Corp., MTN, 1.900%, 2/07/2023	981,472
250,000	Toyota Motor Credit Corp., MTN, 1.150%, 5/26/2022	252,702
295,000	Toyota Motor Credit Corp., MTN, 1.800%, 10/07/2021	297,201
555,000	Volkswagen Group of America Finance LLC, 1.250%, 11/24/2025, 144A	548,356
275,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	295,271
290,000	Volkswagen Group of America Finance LLC, 4.250%, 11/13/2023, 144A	315,169

		8,372,557

	Banking — 16.5%
1,165,000	Ally Financial, Inc., 3.050%, 6/05/2023	1,218,156
495,000	American Express Co., 3.700%, 8/03/2023	529,816
625,000	ANZ New Zealand International Ltd., 1.900%, 2/13/2023, 144A	641,591
1,190,000	Australia & New Zealand Banking Group Ltd., MTN, 2.050%, 11/21/2022	1,223,093
	Banking — continued
1,600,000	Banco Bilbao Vizcaya Argentaria S.A., 0.875%, 9/18/2023	1,604,266
400,000	Banco Santander S.A., 2.958%, 3/25/2031	397,692
650,000	Bank of America Corp., (fixed rate to 6/19/2025, variable rate thereafter), MTN, 1.319%, 6/19/2026	648,017
395,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	429,851
175,000	Bank of Montreal, MTN, 1.850%, 5/01/2025	179,379
725,000	Bank of Montreal, MTN, 2.050%, 11/01/2022	744,602
655,000	Bank of New York Mellon Corp. (The), MTN, 1.600%, 4/24/2025	667,518
1,235,000	Bank of New Zealand, 2.000%, 2/21/2025, 144A	1,267,705
1,515,000	Bank of Nova Scotia (The), 0.550%, 9/15/2023	1,515,310
870,000	Bank of Nova Scotia (The), 2.000%, 11/15/2022	893,269
200,000	Banque Federative du Credit Mutuel S.A., 2.375%, 11/21/2024, 144A	209,897
460,000	Banque Federative du Credit Mutuel S.A., 2.700%, 7/20/2022, 144A	473,305
485,000	Banque Federative du Credit Mutuel S.A., 3.750%, 7/20/2023, 144A	519,542
795,000	Barclays PLC, (fixed rate to 5/16/2023, variable rate thereafter), 4.338%, 5/16/2024	851,271
700,000	BNP Paribas S.A., (fixed rate to 1/13/2026, variable rate thereafter), 1.323%, 1/13/2027, 144A	684,594
675,000	BNP Paribas S.A., (fixed rate to 6/09/2025, variable rate thereafter), 2.219%, 6/09/2026, 144A	692,157
940,000	Citigroup, Inc., (fixed rate to 11/04/2021, variable rate thereafter), 2.312%, 11/04/2022	950,003
510,000	Citigroup, Inc., (fixed rate to 4/08/2025, variable rate thereafter), 3.106%, 4/08/2026	544,406
225,000	Comerica, Inc., 3.700%, 7/31/2023	240,582
660,000	Cooperatieve Rabobank U.A., 2.750%, 1/10/2023	687,711
980,000	Cooperatieve Rabobank U.A., (fixed rate to 2/24/2026, variable rate thereafter), 1.106%, 2/24/2027, 144A	957,304
750,000	Credit Agricole S.A, (fixed rate to 6/16/2025, variable rate thereafter), 1.907%, 6/16/2026, 144A	760,400
925,000	Credit Agricole S.A., 3.750%, 4/24/2023, 144A	983,245
405,000	Credit Suisse AG, 2.100%, 11/12/2021	409,221
895,000	Credit Suisse Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026, 144A	909,552
940,000	Danske Bank A/S, 3.875%, 9/12/2023, 144A	1,006,348
840,000	Deutsche Bank AG, 1.686%, 3/19/2026	838,134
590,000	Deutsche Bank AG, (fixed rate to 11/24/2025, variable rate thereafter), 2.129%, 11/24/2026	591,485
395,000	Deutsche Bank AG, (fixed rate to 11/26/2024, variable rate thereafter), 3.961%, 11/26/2025	427,699
680,000	Deutsche Bank AG, (fixed rate to 4/01/2024, variable rate thereafter), 1.447%, 4/01/2025	679,763
425,000	DNB Bank ASA, 2.150%, 12/02/2022, 144A	438,254
1,055,000	DNB Bank ASA, (fixed rate to 9/16/2025, variable rate thereafter), 1.127%, 9/16/2026, 144A	1,039,776
520,000	Goldman Sachs Group, Inc. (The), (fixed rate to 10/31/2021, variable rate thereafter), 2.876%, 10/31/2022	526,915
510,000	Goldman Sachs Group, Inc. (The), (fixed rate to 12/09/2025, variable rate thereafter), 1.093%, 12/09/2026	499,745
465,000	Goldman Sachs Group, Inc. (The), (fixed rate to 2/12/2025, variable rate thereafter), 0.855%, 2/12/2026	457,050
480,000	Goldman Sachs Group, Inc. (The), (fixed rate to 3/09/2026, variable rate thereafter), 1.431%, 3/09/2027	475,702

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$520,000	HSBC Holdings PLC, (fixed rate to 9/12/2025, variable rate thereafter), 4.292%, 9/12/2026	$575,558
675,000	ING Groep NV, (fixed rate to 4/01/2031, variable rate thereafter), 2.727%, 4/01/2032	674,595
865,000	JPMorgan Chase & Co., (fixed rate to 11/19/2025, variable rate thereafter), 1.045%, 11/19/2026	844,851
1,570,000	JPMorgan Chase & Co., (fixed rate to 3/16/2023, variable rate thereafter), 0.697%, 3/16/2024	1,575,734
535,000	JPMorgan Chase & Co., (fixed rate to 4/01/2022, variable rate thereafter), 3.207%, 4/01/2023	549,519
1,335,000	JPMorgan Chase & Co., (fixed rate to 6/01/2023, variable rate thereafter), 1.514%, 6/01/2024	1,362,705
515,000	KeyCorp, MTN, 2.250%, 4/06/2027	528,190
495,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023	533,953
375,000	Lloyds Banking Group PLC, (fixed rate to 7/09/2024, variable rate thereafter), 3.870%, 7/09/2025	408,098
1,195,000	Macquarie Bank Ltd., 2.100%, 10/17/2022, 144A	1,225,781
65,000	Macquarie Bank Ltd., 2.300%, 1/22/2025, 144A	67,332
365,000	Macquarie Group Ltd., (fixed rate to 1/12/2026, variable rate thereafter), 1.340%, 1/12/2027, 144A	358,145
930,000	National Australia Bank Ltd., 3.700%, 11/04/2021	947,642
625,000	National Bank of Canada, 2.150%, 10/07/2022, 144A	640,603
620,000	Nationwide Building Society, (fixed rate to 3/08/2023, variable rate thereafter), 3.766%, 3/08/2024, 144A	654,918
1,020,000	NatWest Markets PLC, 3.625%, 9/29/2022, 144A	1,066,672
210,000	Northern Trust Corp., (fixed rate to 5/08/2027, variable rate thereafter), 3.375%, 5/08/2032	225,277
690,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	739,439
935,000	Santander UK Group Holdings PLC, (fixed rate to 3/15/2031, variable rate thereafter), 2.896%, 3/15/2032	929,465
289,000	Santander UK PLC, 2.875%, 6/18/2024	307,730
245,000	Societe Generale S.A., 1.375%, 7/08/2025, 144A	243,978
840,000	Societe Generale S.A., 2.625%, 10/16/2024, 144A	876,440
820,000	Standard Chartered PLC, (fixed rate to 1/30/2025, variable rate thereafter), 2.819%, 1/30/2026, 144A	852,558
205,000	Standard Chartered PLC, (fixed rate to 3/23/2024, variable rate thereafter), 1.214%, 3/23/2025, 144A	205,407
530,000	Standard Chartered PLC, (fixed rate to 5/21/2024, variable rate thereafter), 3.785%, 5/21/2025, 144A	570,565
645,000	State Street Corp., 2.200%, 3/03/2031	628,582
245,000	State Street Corp., (fixed rate to 3/30/2025, variable rate thereafter), 2.901%, 3/30/2026	260,660
305,000	State Street Corp., (fixed rate to 5/15/2022, variable rate thereafter), 2.653%, 5/15/2023	312,825
545,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/2024	576,191
235,000	Sumitomo Mitsui Financial Group, Inc., 2.784%, 7/12/2022	241,948
1,700,000	Sumitomo Mitsui Trust Bank Ltd., 0.850%, 3/25/2024, 144A	1,697,882
515,000	Svenska Handelsbanken AB, 3.900%, 11/20/2023	560,812
1,400,000	Swedbank AB, 1.300%, 6/02/2023, 144A	1,422,288
1,140,000	Synchrony Bank, 3.650%, 5/24/2021	1,142,488
75,000	Synchrony Financial, 4.250%, 8/15/2024	81,586
675,000	Toronto-Dominion Bank (The), 0.750%, 9/11/2025	661,261
700,000	Toronto-Dominion Bank (The), MTN, 1.900%, 12/01/2022	718,330
750,000	Truist Financial Corp., (fixed rate to 3/02/2026, variable rate thereafter), MTN, 1.267%, 3/02/2027	741,042
340,000	Truist Financial Corp., MTN, 2.500%, 8/01/2024	357,966
770,000	Truist Financial Corp., MTN, 3.050%, 6/20/2022	793,945
	Banking — continued
425,000	UBS Group AG, (fixed rate to 2/11/2031, variable rate thereafter), 2.095%, 2/11/2032, 144A	401,893
665,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	684,595
585,000	UniCredit SpA, (fixed rate to 9/22/2025, variable rate thereafter), 2.569%, 9/22/2026, 144A	587,338
340,000	Wells Fargo & Co., (fixed rate to 4/30/2025, variable rate thereafter), 2.188%, 4/30/2026	350,907
1,030,000	Wells Fargo Bank NA, 3.625%, 10/22/2021	1,046,090
195,000	Westpac Banking Corp., 2.800%, 1/11/2022	198,884

		59,246,994

	Brokerage — 1.0%
415,000	Ameriprise Financial, Inc., 3.000%, 3/22/2022	425,817
1,025,000	Charles Schwab Corp. (The), 2.000%, 3/20/2028	1,029,551
465,000	Intercontinental Exchange, Inc., 2.100%, 6/15/2030	447,474
1,300,000	National Securities Clearing Corp., 1.200%, 4/23/2023, 144A(a)	1,320,061
425,000	Owl Rock Technology Finance Corp., 3.750%, 6/17/2026, 144A	434,628

		3,657,531

	Building Materials — 0.1%
325,000	Masco Corp., 1.500%, 2/15/2028	312,143

	Chemicals — 0.6%
360,000	Cabot Corp., 4.000%, 7/01/2029	378,729
460,000	DuPont de Nemours, Inc., 2.169%, 5/01/2023	461,942
960,000	Nutrien Ltd., 1.900%, 5/13/2023	984,562
210,000	PPG Industries, Inc., 1.200%, 3/15/2026	205,811

		2,031,044

	Collateralized Mortgage Obligations — 1.6%
425,501	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 0.795%, 2/20/2060(c)	427,568
249,320	Government National Mortgage Association, Series 2010-H03, Class FA, 1-month LIBOR + 0.550%, 0.665%, 3/20/2060(c)	250,553
142,050	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 0.644%, 7/20/2064(c)	142,867
108,367	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 0.620%, 7/20/2064(c)	109,071
2,348	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(d)(e)	2,355
284,025	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(a)	288,517
439,419	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 1.040%, 2/20/2066(a)(c)	447,627
29,892	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 0.720%, 4/20/2066(a)(c)(d)(e)	29,750
1,374,779	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(a)(b)	1,485,444
327,175	Government National Mortgage Association, Series 2019-H01, Class FL, 1-month LIBOR + 0.450%, 0.570%, 12/20/2068(c)	327,394
1,137,591	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 0.520%, 10/20/2068(a)(c)	1,139,423
1,037,795	Government National Mortgage Association, Series 2019-H10, Class FM, 1-month LIBOR + 0.400%, 0.520%, 5/20/2069(a)(c)	1,037,009

		5,687,578

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Construction Machinery — 1.1%
$1,435,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	$1,442,102
275,000	Caterpillar Financial Services Corp., MTN, 0.950%, 5/13/2022	277,195
300,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021	303,755
265,000	Caterpillar Financial Services Corp., Series I, 2.650%, 5/17/2021	265,773
300,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	308,063
1,255,000	John Deere Capital Corp., MTN, 1.500%, 3/06/2028	1,222,132

		3,819,020

	Consumer Cyclical Services — 0.1%
350,000	eBay, Inc., 1.900%, 3/11/2025	359,078
165,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	190,857

		549,935

	Consumer Products — 0.1%
420,000	Hasbro, Inc., 3.550%, 11/19/2026	453,283

	Diversified Manufacturing — 0.5%
135,000	Amphenol Corp., 2.050%, 3/01/2025	139,282
225,000	Kennametal, Inc., 4.625%, 6/15/2028	249,957
990,000	Siemens Financieringsmaatschappij NV, 1.200%, 3/11/2026, 144A	978,502
265,000	Timken Co. (The), 4.500%, 12/15/2028	284,297
275,000	WW Grainger, Inc., 1.850%, 2/15/2025	283,376

		1,935,414

	Electric — 5.0%
735,000	AES Corp. (The), 1.375%, 1/15/2026, 144A	716,362
435,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	461,622
360,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	403,192
465,000	Ameren Corp., 1.750%, 3/15/2028	449,457
595,000	Appalachian Power Co., 2.700%, 4/01/2031	593,413
425,000	Atlantic City Electric Co., 2.300%, 3/15/2031	420,000
555,000	CenterPoint Energy Houston Electric LLC, 2.350%, 4/01/2031	555,161
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	127,704
225,000	Dominion Energy, Inc., 3.071%, 8/15/2024	239,620
270,000	DTE Energy Co., 2.250%, 11/01/2022	276,914
1,135,000	Duke Energy Carolinas LLC, 3.050%, 3/15/2023	1,193,524
570,000	Duke Energy Corp., 0.900%, 9/15/2025	557,636
605,000	Entergy Corp., 0.900%, 9/15/2025	590,790
710,000	Entergy Corp., 2.400%, 6/15/2031	685,981
420,000	Entergy Louisiana LLC, 2.350%, 6/15/2032	413,741
451,000	Exelon Corp., 2.450%, 4/15/2021	451,253
116,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	119,931
530,000	National Rural Utilities Cooperative Finance Corp., 1.650%, 6/15/2031	490,730
188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	192,973
1,420,000	NextEra Energy Capital Holdings, Inc., 0.650%, 3/01/2023	1,424,540
435,000	NextEra Energy Capital Holdings, Inc., 2.403%, 9/01/2021	438,730
870,000	NRG Energy, Inc., 2.000%, 12/02/2025, 144A	868,782
340,000	Pacific Gas & Electric Co., 1.367%, 3/10/2023	340,099
1,255,000	Pacific Gas & Electric Co., 3-month LIBOR + 1.375%, 1.573%, 11/15/2021(c)	1,257,399
370,000	PSEG Power LLC, 3.850%, 6/01/2023	394,459
	Electric — continued
235,000	Public Service Enterprise Group, Inc., 2.875%, 6/15/2024	248,966
255,000	Southern California Edison Co., Series 20C, 1.200%, 2/01/2026	251,303
720,000	Southern Power Co., Series E, 2.500%, 12/15/2021	729,457
775,000	Southwestern Electric Power Co., 1.650%, 3/15/2026	777,170
235,000	Tampa Electric Co., 2.400%, 3/15/2031	233,492
600,000	Vistra Operations Co. LLC, 3.550%, 7/15/2024, 144A	627,860
1,540,000	WEC Energy Group, Inc., 0.550%, 9/15/2023	1,536,834

		18,069,095

	Finance Companies — 1.7%
180,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.750%, 1/30/2026	174,828
735,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.150%, 2/15/2024	765,829
555,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	530,981
90,000	Ares Capital Corp., 2.150%, 7/15/2026	87,644
705,000	Ares Capital Corp., 3.250%, 7/15/2025	727,224
50,000	Ares Capital Corp., 4.250%, 3/01/2025	53,641
305,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	318,353
225,000	Aviation Capital Group LLC, 4.375%, 1/30/2024, 144A	239,183
285,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028, 144A	267,830
47,000	Avolon Holdings Funding Ltd., 3.625%, 5/01/2022, 144A	47,926
535,000	Avolon Holdings Funding Ltd., 4.250%, 4/15/2026, 144A	560,368
320,000	FS KKR Capital Corp., 3.400%, 1/15/2026	317,399
210,000	FS KKR Capital Corp., 4.125%, 2/01/2025	215,924
425,000	GE Capital Funding LLC, 4.050%, 5/15/2027, 144A	473,562
250,000	Goldman Sachs BDC, Inc., 2.875%, 1/15/2026	252,683
150,000	Oaktree Specialty Lending Corp., 3.500%, 2/25/2025	154,504
575,000	Owl Rock Capital Corp., 3.400%, 7/15/2026	582,405
315,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	330,570

		6,100,854

	Financial Other — 0.3%
470,000	LeasePlan Corp NV, 2.875%, 10/24/2024, 144A	494,149
410,000	Mitsubishi UFJ Lease & Finance Co. Ltd., 2.652%, 9/19/2022, 144A	420,910
185,000	ORIX Corp., 3.250%, 12/04/2024	199,791

		1,114,850

	Food & Beverage — 1.2%
835,000	Bacardi Ltd., 4.700%, 5/15/2028, 144A	954,949
120,000	Brown-Forman Corp., 3.500%, 4/15/2025	129,903
525,000	Bunge Ltd. Finance Corp., 4.350%, 3/15/2024	575,384
1,095,000	General Mills, Inc., 2.600%, 10/12/2022	1,130,082
370,000	Mondelez International, Inc., 2.750%, 4/13/2030	377,747
1,065,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028, 144A	1,000,169

		4,168,234

	Health Insurance — 0.6%
950,000	Anthem, Inc., 1.500%, 3/15/2026	951,023
735,000	Centene Corp., 2.500%, 3/01/2031	701,940
360,000	Centene Corp., 3.000%, 10/15/2030	359,402

		2,012,365

	Healthcare — 1.2%
1,080,000	Agilent Technologies, Inc., 2.300%, 3/12/2031	1,051,631
1,250,000	AmerisourceBergen Corp., 2.700%, 3/15/2031	1,247,179

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Healthcare — continued
$227,000	Cigna Corp., 3.750%, 7/15/2023	$242,765
95,000	Cigna Corp., 4.500%, 2/25/2026	108,155
237,000	CVS Health Corp., 4.300%, 3/25/2028	269,133
510,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	531,534
900,000	STERIS Irish FinCo Unlimited Co., 2.700%, 3/15/2031	893,253

		4,343,650

	Hybrid ARMs — 0.0%
33,171	FHLMC, 1-year CMT + 2.225%, 2.539%, 1/01/2035(c)	35,279
58,484	FHLMC, 1-year CMT + 2.500%, 3.081%, 5/01/2036(c)	62,622

		97,901

	Independent Energy — 0.3%
400,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	412,592
210,000	Diamondback Energy, Inc., 0.900%, 3/24/2023	210,135
470,000	Diamondback Energy, Inc., 4.750%, 5/31/2025	525,216

		1,147,943

	Integrated Energy — 0.5%
940,000	BP Capital Markets America, Inc., 3.379%, 2/08/2061	871,225
315,000	Exxon Mobil Corp., 3.482%, 3/19/2030	342,018
660,000	Suncor Energy, Inc., 2.800%, 5/15/2023	689,426

		1,902,669

	Life Insurance — 4.9%
1,385,000	AIG Global Funding, 0.800%, 7/07/2023, 144A	1,392,734
535,000	AIG Global Funding, 0.900%, 9/22/2025, 144A	521,031
655,000	Athene Global Funding, 1.200%, 10/13/2023, 144A	661,065
1,160,000	Athene Global Funding, 2.500%, 3/24/2028, 144A	1,157,227
325,000	Athene Global Funding, 2.550%, 11/19/2030, 144A	313,601
185,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	195,718
1,285,000	Equitable Financial Life Global Funding, 1.800%, 3/08/2028, 144A	1,256,484
335,000	Five Corners Funding Trust II, 2.850%, 5/15/2030, 144A	345,253
975,000	GA Global Funding Trust, 1.000%, 4/08/2024, 144A	973,908
220,000	Global Atlantic Finance Co., 4.400%, 10/15/2029, 144A	231,874
665,000	Great-West Lifeco U.S. Finance LP, 0.904%, 8/12/2025, 144A	654,342
1,370,000	Guardian Life Global Funding, 1.100%, 6/23/2025, 144A	1,360,058
155,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A	170,188
1,400,000	MassMutual Global Funding II, 0.850%, 6/09/2023, 144A	1,411,671
795,000	Metropolitan Life Global Funding I, 0.900%, 6/08/2023, 144A	802,004
700,000	Metropolitan Life Global Funding I, 0.950%, 7/02/2025, 144A	692,426
1,070,000	New York Life Global Funding, 2.875%, 4/10/2024, 144A(a)	1,139,646
905,000	Principal Life Global Funding II, 0.875%, 1/12/2026, 144A	878,916
1,360,000	Protective Life Global Funding, 1.082%, 6/09/2023, 144A	1,377,741
655,000	Reliance Standard Life Global Funding II, 2.750%, 5/07/2025, 144A	687,654
565,000	Reliance Standard Life Global Funding II, 3.850%, 9/19/2023, 144A	607,106
700,000	Unum Group, 4.500%, 3/15/2025	782,331

		17,612,978

	Lodging — 0.2%
225,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	220,825
350,000	Marriott International, Inc., Series Z, 4.150%, 12/01/2023	376,460

		597,285

	Media Entertainment — 0.2%
860,000	Interpublic Group of Cos., Inc. (The), 2.400%, 3/01/2031	843,545

	Metals & Mining — 0.3%
425,000	Anglo American Capital PLC, 2.250%, 3/17/2028, 144A	418,598
350,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	336,322
155,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	167,820

		922,740

	Midstream — 0.4%
25,000	Energy Transfer Operating LP, 4.250%, 3/15/2023	26,384
440,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A	446,293
910,000	Williams Cos., Inc. (The), 2.600%, 3/15/2031	889,459

		1,362,136

	Mortgage Related — 1.1%
1,557	FHLMC, 3.000%, 10/01/2026	1,646
116	FHLMC, 6.500%, 1/01/2024	130
36	FHLMC, 8.000%, 7/01/2025	39
18,273	GNMA, 3.630%, 2/20/2063(a)(b)	18,664
27,940	GNMA, 3.667%, 2/20/2063(b)	28,439
6,596	GNMA, 3.820%, 10/20/2062(b)	6,947
3,959	GNMA, 3.890%, 2/20/2063(b)	4,005
8,437	GNMA, 3.959%, 4/20/2063(b)	8,493
13,063	GNMA, 4.015%, 4/20/2063(a)(b)	13,860
6,569	GNMA, 4.035%, 5/20/2062(b)	7,012
11,837	GNMA, 4.244%, 11/20/2064(b)	12,479
54,194	GNMA, 4.362%, 6/20/2066(b)	60,201
223,377	GNMA, 4.436%, 10/20/2066(b)	250,498
96,863	GNMA, 4.445%, 9/20/2066(b)	107,469
63,762	GNMA, 4.446%, 11/20/2066(b)	70,620
99,174	GNMA, 4.481%, 11/20/2066(b)	111,382
94,129	GNMA, 4.494%, 10/20/2066(b)	105,525
84,761	GNMA, 4.516%, 10/20/2066(b)	95,040
165,313	GNMA, 4.518%, 9/20/2066(b)	185,449
478,361	GNMA, 4.545%, 7/20/2067(a)(b)	544,293
986,451	GNMA, 4.547%, 4/20/2067(a)(b)	1,116,468
57,135	GNMA, 4.558%, 8/20/2066(b)	63,433
796,819	GNMA, 4.572%, 1/20/2067(a)(b)	898,491
2,111	GNMA, 4.630%, 7/20/2062(b)	2,197
345,503	GNMA, 4.682%, 5/20/2064(a)(b)	372,125
1,750	GNMA, 4.700%, with various maturities from 2061 to 2063(b)	1,830
393	GNMA, 6.500%, 12/15/2023	439

		4,087,174

	Non-Agency Commercial Mortgage-Backed Securities — 4.3%
230,000	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	240,821
270,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	276,483
491,936	Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A2, 3.189%, 2/15/2050(a)	500,723
660,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1-month LIBOR + 2.140%, 2.246%, 10/15/2037, 144A(c)	663,307

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	$293,579
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048(a)	540,341
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	391,581
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049(a)	1,071,156
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	571,478
535,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A(a)	520,560
263,676	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(b)	278,595
26,367	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	26,378
68,558	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	68,085
116,485	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	121,333
478,193	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A3, 3.723%, 10/10/2047(a)	480,805
280,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	303,461
280,000	Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	301,432
520,299	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049(a)	571,461
640,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A(a)	671,503
76,830	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	81,536
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	489,270
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)	441,251
330,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	355,742
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	255,111
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	163,587
355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	322,880
68,867	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	71,568
575,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052(a)	618,205
240,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.082%, 7/15/2046(b)	253,400
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	138,932
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	562,858
505,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A(a)	502,364
	Non-Agency Commercial Mortgage-Backed Securities — continued
565,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046(a)	588,694
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	218,621
1,233,580	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A2, 3.118%, 1/15/2060(a)	1,249,872
490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	476,009
127,432	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.660%, 3/15/2047	127,941
325,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	353,413
216,080	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047(a)	226,241

		15,390,577

	Oil Field Services — 0.3%
980,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	1,016,355

	Packaging — 0.2%
580,000	Berry Global, Inc., 1.570%, 1/15/2026, 144A	570,848

	Pharmaceuticals — 0.5%
335,000	AbbVie, Inc., 2.600%, 11/21/2024	353,693
235,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	251,602
525,000	Pfizer, Inc., 3.200%, 9/15/2023	559,187
825,000	Viatris, Inc., 2.700%, 6/22/2030, 144A	814,673

		1,979,155

	Property & Casualty Insurance — 0.3%
645,000	American Financial Group, Inc., 3.500%, 8/15/2026	699,065
180,000	Assurant, Inc., 4.200%, 9/27/2023	194,842
205,000	Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031, 144A	204,228

		1,098,135

	Railroads — 0.1%
215,000	Union Pacific Corp., 3.646%, 2/15/2024	230,421

	REITs – Health Care — 0.5%
255,000	Healthpeak Properties, Inc., 3.000%, 1/15/2030	263,041
235,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	253,994
1,190,000	Welltower, Inc., 2.800%, 6/01/2031	1,182,775

		1,699,810

	REITs – Office Property — 0.3%
170,000	Corporate Office Properties LP, 2.750%, 4/15/2031	164,386
675,000	Office Properties Income Trust, 4.500%, 2/01/2025	710,039
260,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	253,091

		1,127,516

	REITs – Regional Malls — 0.1%
460,000	Simon Property Group LP, 1.750%, 2/01/2028	446,369

	REITs – Shopping Centers — 0.0%
70,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	68,685

	Restaurants — 0.5%
1,280,000	McDonald’s Corp., MTN, 2.625%, 1/15/2022	1,303,093
420,000	McDonald’s Corp., MTN, 3.350%, 4/01/2023	442,463

		1,745,556

	Retailers — 0.8%
345,000	AutoNation, Inc., 3.500%, 11/15/2024	371,680

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Retailers — continued
$290,000	AutoNation, Inc., 4.500%, 10/01/2025	$321,758
235,000	Home Depot, Inc. (The), 2.500%, 4/15/2027	247,352
1,250,000	Lowe’s Cos., Inc., 2.625%, 4/01/2031	1,253,560
850,000	Seven & i Holdings Co. Ltd., 3.350%, 9/17/2021, 144A	860,731

		3,055,081

	Technology — 2.6%
125,000	Apple, Inc., 3.350%, 2/09/2027	137,334
245,000	Broadcom, Inc., 4.150%, 11/15/2030	264,443
110,000	DXC Technology Co., 4.125%, 4/15/2025	119,622
725,000	Fidelity National Information Services, Inc., 1.150%, 3/01/2026	712,862
325,000	Flex Ltd., 4.875%, 6/15/2029	366,719
450,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	461,231
485,000	Hewlett Packard Enterprise Co., 4.650%, 10/01/2024	541,407
315,000	Infor, Inc., 1.450%, 7/15/2023, 144A	318,911
530,000	International Business Machines Corp., 2.850%, 5/13/2022	545,107
175,000	Marvell Technology Group Ltd., 4.200%, 6/22/2023	187,247
285,000	Microchip Technology, Inc., 0.972%, 2/15/2024, 144A	284,470
460,000	Microchip Technology, Inc., 2.670%, 9/01/2023, 144A	479,059
140,000	Microchip Technology, Inc., 3.922%, 6/01/2021	140,809
755,000	Micron Technology, Inc., 2.497%, 4/24/2023	783,607
1,250,000	Oracle Corp., 2.875%, 3/25/2031	1,272,417
565,000	Panasonic Corp., 2.536%, 7/19/2022, 144A	578,228
925,000	PayPal Holdings, Inc., 1.350%, 6/01/2023	941,355
1,005,000	Western Union Co. (The), 1.350%, 3/15/2026	979,594
165,000	Western Union Co. (The), 4.250%, 6/09/2023	176,924

		9,291,346

	Tobacco — 0.6%
1,015,000	Altria Group, Inc., 2.450%, 2/04/2032	969,711
1,025,000	BAT Capital Corp., 4.700%, 4/02/2027	1,153,787

		2,123,498

	Transportation Services — 0.7%
150,000	Element Fleet Management Corp., 1.600%, 4/06/2024, 144A	149,825
450,000	Element Fleet Management Corp., 3.850%, 6/15/2025, 144A	474,176
175,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025, 144A	192,109
695,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	745,545
135,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.450%, 1/29/2026, 144A	151,221
255,000	Ryder System, Inc., MTN, 3.750%, 6/09/2023	271,772
275,000	Ryder System, Inc., MTN, 3.875%, 12/01/2023	297,211
370,000	Ryder System, Inc., MTN, 4.625%, 6/01/2025	416,956

		2,698,815

	Treasuries — 31.4%
3,690,000	U.S. Treasury Note, 0.125%, 1/15/2024	3,671,550
5,415,000	U.S. Treasury Note, 0.125%, 2/15/2024	5,385,810
14,340,000	U.S. Treasury Note, 0.250%, 8/31/2025	14,006,147
11,255,000	U.S. Treasury Note, 0.250%, 9/30/2025	10,977,582
24,385,000	U.S. Treasury Note, 0.250%, 10/31/2025	23,743,941
7,010,000	U.S. Treasury Note, 0.375%, 11/30/2025	6,856,930
23,985,000	U.S. Treasury Note, 0.375%, 12/31/2025	23,423,788
14,355,000	U.S. Treasury Note, 0.500%, 3/31/2025	14,263,599
3,895,000	U.S. Treasury Note, 0.625%, 8/15/2030	3,529,844
	Treasuries — continued
7,390,000	U.S. Treasury Note, 0.875%, 11/15/2030	6,834,595

		112,693,786

	Wireless — 0.1%
200,000	SK Telecom Co. Ltd., 3.750%, 4/16/2023, 144A	212,185

	Wirelines — 0.8%
720,000	AT&T, Inc., 2.250%, 2/01/2032	684,819
205,000	British Telecommunications PLC, 4.500%, 12/04/2023	224,289
560,000	NTT Finance Corp., 1.162%, 4/03/2026, 144A	552,605
600,000	Verizon Communications, Inc., 1.750%, 1/20/2031	558,741
710,000	Verizon Communications, Inc., 2.100%, 3/22/2028	712,975

		2,733,429

	Total Bonds and Notes (Identified Cost $351,030,460)	352,689,759

Short-Term Investments — 2.0%
7,202,082	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $7,202,082 on 4/01/2021 collateralized by $7,149,000 U.S. Treasury Note, 1.250% due 8/31/2024 valued at $7,346,141 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $7,202,082)	7,202,082

	Total Investments — 100.2% (Identified Cost $358,232,542)	359,891,841
	Other assets less liabilities — (0.2)%	(738,929)

	Net Assets — 100.0%	$359,152,912

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2021 is disclosed.
(c)	Variable rate security. Rate as of March 31, 2021 is disclosed.
(d)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(e)	Fair valued by the Fund’s adviser. At March 31, 2021, the value of these securities amounted to $32,105 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of Rule 144A holdings amounted to $88,815,067 or 24.7% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

At March 31, 2021, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/30/2021	174	$21,723,159	$21,471,328	$(251,831)

At March 31, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2021	20	$2,974,265	$2,873,750	$100,515

Industry Summary at March 31, 2021 (Unaudited)

Treasuries	31.4%
Banking	16.5
ABS Car Loan	8.5
Electric	5.0
Life Insurance	4.9
Non-Agency Commercial Mortgage-Backed Securities	4.3
Technology	2.6
Automotive	2.3
Other Investments, less than 2% each	22.7
Short-Term Investments	2.0

Total Investments	100.2
Other assets less liabilities (including futures contracts)	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 95.1% of Net Assets
	ABS Car Loan — 3.4%
$227,480	Ally Auto Receivables Trust, Series 2018-2, Class A3, 2.920%, 11/15/2022	$228,565
395,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.660%, 12/18/2024	396,514
775,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	777,802
840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	858,718
1,710,000	CarMax Auto Owner Trust, Series 2020-2, Class A3, 1.700%, 11/15/2024	1,736,751
1,955,000	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.380%, 11/15/2028, 144A	1,995,880
9,695,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class A, 1.240%, 10/15/2029, 144A	9,785,475
519,396	Flagship Credit Auto Trust, Series 2020-2, Class A, 1.490%, 7/15/2024, 144A	522,075
763,345	Flagship Credit Auto Trust, Series 2020-3, Class A, 0.700%, 4/15/2025, 144A	764,689
595,000	Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.040%, 8/15/2024	600,671
416,875	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A3, 3.640%, 5/15/2023, 144A	418,269
475,000	GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.800%, 7/20/2023	477,669
970,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-4, Class A3, 1.750%, 7/16/2024	982,290
500,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490%, 12/16/2024	507,497
1,363,067	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	1,380,668
1,170,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024	1,187,135
170,712	Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.520%, 6/21/2023	173,267
410,000	Honda Auto Receivables Owner Trust, Series 2020-1, Class A3, 1.610%, 4/22/2024	416,668
585,000	Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.410%, 11/15/2024	594,906
1,805,000	Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.380%, 12/16/2024	1,832,792
1,713,655	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class A, 1.370%, 10/15/2024, 144A	1,726,060
630,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class A3, 0.670%, 4/15/2024	631,142
765,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033, 144A	776,864
1,065,171	Toyota Auto Receivables Owner Trust, Series 2017-C, Class A4, 1.980%, 12/15/2022	1,069,302
935,484	Toyota Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.910%, 7/17/2023	950,014
450,000	Toyota Auto Receivables Owner Trust, Series 2020-A, Class A3 MTN, 1.660%, 5/15/2024	457,282
670,000	Toyota Auto Receivables Owner Trust, Series 2020-B, Class A3, 1.360%, 8/15/2024	679,466
273,118	United Auto Credit Securitization Trust, Series 2020-1, Class A, 0.850%, 5/10/2022, 144A	273,208
2,222,094	Westlake Automobile Receivables Trust, Series 2020-2A, Class A2A, 0.930%, 2/15/2024, 144A	2,227,064
664,708	World Omni Auto Receivables Trust, Series 2019-B, Class A3, 2.590%, 7/15/2024	674,019

		35,102,722

	ABS Home Equity — 0.0%
353,103	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	355,464
128,867	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	129,093

		484,557

	ABS Other — 0.7%
1,010,610	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/16/2032, 144A	1,015,691
430,000	CNH Equipment Trust, Series 2020-A, Class A3, 1.160%, 6/16/2025	434,375
436,486	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	455,772
805,000	Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.960%, 3/15/2024, 144A	822,970
836,176	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037, 144A	850,113
1,477,961	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	1,492,329
1,637,632	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	1,706,128

		6,777,378

	ABS Student Loan — 0.5%
3,568,291	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068, 144A	3,674,679
1,095,983	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069, 144A	1,103,263
41,602	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1-month LIBOR + 0.950%, 1.059%, 1/25/2039, 144A(b)	41,775

		4,819,717

	Agency Commercial Mortgage-Backed Securities — 28.6%
6,622,716	Federal National Mortgage Association, Series 2014-M2, Class A2, 3.513%, 12/25/2023(a)	7,022,019
948,710	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 1.037%, 11/25/2022(b)	950,536
200,906	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	202,208
4,620,839	Federal National Mortgage Association, Series 2020-M5, Class FA, 1-month LIBOR + 0.460%, 0.575%, 1/25/2027(b)	4,681,899
7,979,244	FHLMC Multifamily Structured Pass Through Certificates, Series KF74, Class AS, 1-month Average Compounded SOFR + 0.530%, 0.567%, 1/25/2027(b)	8,024,068
13,593,696	FHLMC Multifamily Structured Pass Through Certificates, Series KF77, Class AL, 1-month LIBOR + 0.700%, 0.819%, 2/25/2027(b)	13,736,999
17,879,193	FHLMC Multifamily Structured Pass Through Certificates, Series KF77, Class AS, 30-day Average SOFR + 0.900%, 0.942%, 2/25/2027(b)	17,897,949
31,425,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF78, Class AL, 1-month LIBOR + 0.800%, 0.919%, 3/25/2030(b)	31,480,151
31,425,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF78, Class AS, 30-day Average SOFR + 1.000%, 1.042%, 3/25/2030(b)	31,798,288
7,720,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	8,239,748

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$8,515,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS12, Class A, 1-month LIBOR + 0.650%, 0.769%, 8/25/2029(b)	$8,528,146
13,445,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	14,742,383
5,975,000	FHLMC Multifamily Structured Pass Through Certificates, Series K-F100, Class AS, 30-day Average SOFR + 0.180%, 0.222%, 1/25/2028(b)	5,978,893
212,501	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	212,442
2,798,564	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	2,813,577
5,847,922	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	5,924,596
7,900,000	FHLMC Multifamily Structured Pass Through Certificates, Series K034, Class A2, 3.531%, 7/25/2023(a)	8,420,450
7,835,000	FHLMC Multifamily Structured Pass Through Certificates, Series K035, Class A2, 3.458%, 8/25/2023(a)	8,347,160
7,500,000	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class A2, 3.389%, 3/25/2024	8,073,596
2,580,000	FHLMC Multifamily Structured Pass Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,840,246
1,807,464	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A1, 2.666%, 5/25/2023	1,846,402
8,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	8,280,141
217,317	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 1-month LIBOR + 0.330%, 0.449%, 11/25/2021(b)	217,380
552,759	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1-month LIBOR + 0.650%, 0.769%, 1/25/2023(b)	553,429
2,739,131	FHLMC Multifamily Structured Pass Through Certificates, Series KF53, Class A, 1-month LIBOR + 0.390%, 0.509%, 10/25/2025(b)	2,749,097
11,873,417	FHLMC Multifamily Structured Pass Through Certificates, Series KF72, Class A, 1-month LIBOR + 0.500%, 0.619%, 11/25/2026(b)	11,960,498
4,853,066	FHLMC Multifamily Structured Pass Through Certificates, Series KF79, Class AL, 1-month LIBOR + 0.470%, 0.589%, 5/25/2030(b)	4,897,268
4,478,215	FHLMC Multifamily Structured Pass Through Certificates, Series KF79, Class AS, 30-day Average SOFR + 0.580%, 0.622%, 5/25/2030(b)	4,500,100
8,810,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF80, Class AL, 1-month LIBOR + 0.440%, 0.559%, 6/25/2030(b)	8,884,004
4,950,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF80, Class AS, 30-day Average SOFR + 0.510%, 0.552%, 6/25/2030(b)	4,989,274
3,299,084	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AL, 1-month LIBOR + 0.360%, 0.479%, 6/25/2027(b)	3,321,734
	Agency Commercial Mortgage-Backed Securities — continued
2,474,313	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AS, 30-day Average SOFR + 0.400%, 0.442%, 6/25/2027(b)	2,481,538
1,784,181	FHLMC Multifamily Structured Pass Through Certificates, Series KF84, Class AL, 1-month LIBOR + 0.300%, 0.419%, 7/25/2030(b)	1,787,416
1,500,978	FHLMC Multifamily Structured Pass Through Certificates, Series KF84, Class AS, 30-day Average SOFR + 0.320%, 0.362%, 7/25/2030(b)	1,510,381
1,855,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF85, Class AL, 1-month LIBOR + 0.300%, 0.410%, 8/25/2030(b)	1,855,013
4,945,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF85, Class AS, 30-day Average SOFR + 0.330%, 0.346%, 8/25/2030(b)	4,980,297
2,584,234	FHLMC Multifamily Structured Pass Through Certificates, Series KF86, Class AL, 1-month LIBOR + 0.290%, 0.400%, 8/25/2027(b)	2,594,874
2,307,647	FHLMC Multifamily Structured Pass Through Certificates, Series KF86, Class AS, 30-day Average SOFR + 0.320%, 0.336%, 8/25/2027(b)	2,317,441
10,261,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	11,337,733
860,994	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	871,287
2,855,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS14, Class AL, 1-month LIBOR + 0.340%, 0.459%, 4/25/2030(b)	2,863,733
3,140,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS14, Class AS, 30-day Average SOFR + 0.370%, 0.412%, 4/25/2030(b)	3,168,988
2,387,344	FHLMC Multifamily Structured Pass Through Certificates, Series Q008, Class A, 1-month LIBOR + 0.390%, 0.509%, 10/25/2045(b)	2,394,044
5,200,000	FNMA, 3.580%, 1/01/2026	5,727,377
1,544,679	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF93, Class AL, 1-month LIBOR + 0.280%, 0.400%, 10/25/2027(b)	1,547,041
1,854,614	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF93, Class AS, 30-day Average SOFR + 0.310%, 0.352%, 10/25/2027(b)	1,860,517
5,185,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF97, Class AS, 30-day Average SOFR + 0.250%, 0.266%, 12/25/2030(b)	5,204,487
110,840	Government National Mortgage Association, Series 2003-72, Class Z, 5.294%, 11/16/2045(a)	120,849
18,546	Government National Mortgage Association, Series 2003-88, Class Z, 5.522%, 3/16/2046(a)	19,979

		294,757,676

	Collateralized Mortgage Obligations — 16.3%
13,877	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 7-year CMT - 0.200%, 0.580%, 5/15/2023(b)(c)(d)	13,629
11,478	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 10-year CMT - 0.650%, 0.660%, 8/15/2023(b)(c)(d)	11,217
84,162	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029(c)(d)	92,674
669,249	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	756,698

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,003,062	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	$1,143,816
448,066	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038(c)(d)	495,796
871,083	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, IO, 2.771%, 6/15/2048(a)(e)	932,766
908,370	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, IO, 3.792%, 12/15/2036(a)(e)	965,216
306,249	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 2.206%, 6/15/2043(a)(c)(d)	307,155
816,474	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033(c)(d)	935,149
3,438,554	Federal National Mortgage Association, REMIC, Series 2012-58, Class KF, 1-month LIBOR + 0.550%, 0.659%, 6/25/2042(b)	3,485,879
4,986,597	Federal National Mortgage Association, Series 2012-83, Class LF, 1-month LIBOR + 0.510%, 0.619%, 8/25/2042(b)	5,047,474
6,129	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 7-year CMT - 0.050%, 1.260%, 9/25/2022(b)(c)(d)	6,051
13,890	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 10-year CMT - 0.500%, 0.810%, 4/25/2024(b)(c)(d)	13,551
6,623	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 4.202%, 8/25/2042(a)(c)(d)	7,103
195,661	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025(c)(d)	203,470
464,703	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1-month LIBOR + 0.060%, 0.178%, 7/25/2037(b)	456,763
854,307	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.480%, 8/25/2038(a)	889,258
2,033,466	Federal National Mortgage Association, REMIC, Series 2012-56, Class FK, 1-month LIBOR + 0.450%, 0.559%, 6/25/2042(b)	2,052,202
3,652,808	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1-month LIBOR + 1.000%, 1.109%, 7/25/2043(b)	3,576,773
5,707,428	Federal National Mortgage Association, REMIC, Series 2015-4, Class BF, 1-month LIBOR + 0.400%, 0.509%, 2/25/2045(b)	5,751,777
9,489,738	Federal National Mortgage Association, REMIC, Series 2020-35, Class FA, 1-month LIBOR + 0.500%, 0.623%, 6/25/2050(b)	9,410,375
6,541	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 3.742%, 3/25/2044(a)(c)(d)	7,508
382,974	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 12-month MTA + 1.200%, 1.459%, 10/25/2044(b)(c)(d)	386,636
3,371,031	Government National Mortgage Association, Series 2017-H05, Class FC, 1-month LIBOR + 0.750%, 0.870%, 2/20/2067(b)	3,425,055
3,611,650	Government National Mortgage Association, Series 2019-H13, Class FT, 1-year CMT + 0.450%, 0.540%, 8/20/2069(b)	3,608,540
5,242,658	Government National Mortgage Association, Series 2020-H02, Class FG, 1-month LIBOR + 0.600%, 0.720%, 1/20/2070(b)	5,304,459
1,469,039	Government National Mortgage Association, Series 2005-18, Class F, 1-month LIBOR + 0.200%, 0.311%, 2/20/2035(b)	1,468,205
	Collateralized Mortgage Obligations — continued
1,062,099	Government National Mortgage Association, Series 2007-59, Class FM, 1-month LIBOR + 0.520%, 0.631%, 10/20/2037(b)	1,069,333
431,779	Government National Mortgage Association, Series 2009-H01, Class FA, 1-month LIBOR + 1.150%, 1.261%, 11/20/2059(b)(c)(d)	433,092
974,501	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 0.450%, 10/20/2060(b)	974,965
803,902	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 0.470%, 10/20/2060(b)	804,711
442,294	Government National Mortgage Association, Series 2010-H27, Class FA, 1-month LIBOR + 0.380%, 0.500%, 12/20/2060(b)	443,074
49,811	Government National Mortgage Association, Series 2011- H20, Class FA, 1-month LIBOR + 0.550%, 0.670%, 9/20/2061(b)	50,081
621,791	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 0.570%, 2/20/2061(b)	623,846
45,791	Government National Mortgage Association, Series 2011-H08, Class FA, 1-month LIBOR + 0.600%, 0.720%, 2/20/2061(b)	46,044
32,380	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(c)(d)	33,609
34,004	Government National Mortgage Association, Series 2012-124, Class HT, 6.500%, 7/20/2032(a)(c)(d)	33,321
3,095,433	Government National Mortgage Association, Series 2012-18, Class FM, 1-month LIBOR + 0.250%, 0.361%, 9/20/2038(b)	3,098,963
819	Government National Mortgage Association, Series 2012-H15, Class FA, 1-month LIBOR + 0.450%, 0.570%, 5/20/2062(b)(c)(d)	814
573,168	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 0.640%, 8/20/2062(b)	575,887
1,769,864	Government National Mortgage Association, Series 2012-H20, Class PT, 0.930%, 7/20/2062(a)	1,767,044
126,474	Government National Mortgage Association, Series 2012-H29, Class HF, 1-month LIBOR + 0.500%, 0.620%, 10/20/2062(b)(c)(d)	126,009
44,105	Government National Mortgage Association, Series 2013-H02, Class GF, 1-month LIBOR + 0.500%, 0.620%, 12/20/2062(b)(c)(d)	43,871
2,136,955	Government National Mortgage Association, Series 2013-H08, Class FA, 1-month LIBOR + 0.350%, 0.470%, 3/20/2063(b)	2,138,664
1,639,923	Government National Mortgage Association, Series 2013-H10, Class FA, 1-month LIBOR + 0.400%, 0.520%, 3/20/2063(b)	1,643,071
267,105	Government National Mortgage Association, Series 2013-H14, Class FG, 1-month LIBOR + 0.470%, 0.590%, 5/20/2063(b)	267,984
6,279,941	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 0.740%, 4/20/2063(b)	6,255,529
4,276,292	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 0.644%, 7/20/2064(b)	4,300,894

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$3,220,468	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 0.620%, 7/20/2064(b)	$3,241,380
2,515,285	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 0.590%, 2/20/2065(b)	2,527,030
21,505	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 0.420%, 4/20/2061(b)(c)(d)	21,396
62,721	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)(d)	62,924
302,975	Government National Mortgage Association, Series 2015-H10, Class FC, 1-month LIBOR + 0.480%, 0.600%, 4/20/2065(b)	304,698
4,800,384	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	4,876,296
18,408	Government National Mortgage Association, Series 2015-H11, Class FA, 1-month LIBOR + 0.250%, 0.370%, 4/20/2065(b)(c)(d)	18,309
3,241,164	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 0.350%, 5/20/2065(b)	3,235,751
148,965	Government National Mortgage Association, Series 2015-H19, Class FH, 1-month LIBOR + 0.300%, 0.420%, 7/20/2065(b)(c)(d)	148,210
12,375	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 0.820%, 10/20/2065(b)(c)(d)	12,294
6,925	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 0.800%, 8/20/2061(b)(c)(d)	6,936
4,814,225	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 1.040%, 2/20/2066(b)	4,904,150
111,452	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 0.720%, 4/20/2066(b)(c)(d)	110,925
60,677	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 0.520%, 9/20/2063(b)(c)(d)	60,386
1,464,538	Government National Mortgage Association, Series 2016-H20, Class FB, 1-month LIBOR + 0.550%, 0.670%, 9/20/2066(b)	1,474,263
150,660	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 0.320%, 10/20/2064(b)	150,563
6,708,994	Government National Mortgage Association, Series 2018-H11, Class FJ, 12-month LIBOR + 0.080%, 0.718%, 6/20/2068(b)	6,639,337
153,604	Government National Mortgage Association, Series 2018-H14, Class FG, 1-month LIBOR + 0.350%, 0.470%, 9/20/2068(b)	153,278
9,449,965	Government National Mortgage Association, Series 2018-H16, Class FA, 1-month LIBOR + 0.420%, 0.540%, 9/20/2068(b)	9,497,581
9,546,318	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	10,210,570
3,133,251	Government National Mortgage Association, Series 2020-30, Class F, 1-month LIBOR + 0.400%, 0.515%, 4/20/2048(b)	3,145,313
5,744,858	Government National Mortgage Association, Series 2020-53, Class NF, 1-month LIBOR + 0.450%, 0.565%, 5/20/2046(b)	5,714,049
	Collateralized Mortgage Obligations — continued
5,652,099	Government National Mortgage Association, Series 2020-H04, Class FP, 1-month LIBOR + 0.500%, 0.620%, 6/20/2069(b)	5,694,461
11,666,405	Government National Mortgage Association, Series 2020-H07, Class FL, 1-month LIBOR + 0.650%, 0.761%, 4/20/2070(b)	11,730,068
12,805,786	Government National Mortgage Association, Series 2020-H10, Class FD, 1-month LIBOR + 0.400%, 0.511%, 5/20/2070(b)	12,687,666
5,844,629	Government National Mortgage Association, Series 2020-HO1, Class FT, 1-year CMT + 0.500%, 0.610%, 1/20/2070(b)	5,842,134

		167,955,969

	Hybrid ARMs — 3.4%
207,920	FHLMC, 1-year CMT + 1.941%, 2.066%, 9/01/2038(b)	208,699
781,729	FHLMC, 12-month LIBOR + 1.737%, 2.208%, 4/01/2037(b)	786,628
310,755	FHLMC, 6-month LIBOR + 1.713%, 2.246%, 6/01/2037(b)	311,426
54,797	FHLMC, 12-month LIBOR + 1.741%, 2.361%, 12/01/2037(b)	55,137
694,644	FHLMC, 12-month LIBOR + 1.761%, 2.374%, 9/01/2035(b)	726,711
155,651	FHLMC, 1-year CMT + 2.250%, 2.375%, 2/01/2035(b)	166,073
117,138	FHLMC, 1-year CMT + 2.209%, 2.425%, 9/01/2038(b)	117,583
617,587	FHLMC, 1-year CMT + 2.285%, 2.443%, 2/01/2036(b)	658,084
187,990	FHLMC, 12-month LIBOR + 1.733%, 2.470%, 4/01/2037(b)	196,606
390,639	FHLMC, 1-year CMT + 2.246%, 2.539%, 9/01/2038(b)	415,671
127,276	FHLMC, 12-month LIBOR + 1.656%, 2.544%, 11/01/2038(b)	128,052
1,055,212	FHLMC, 1-year CMT + 2.255%, 2.548%, 2/01/2036(b)	1,122,551
150,877	FHLMC, 12-month LIBOR + 2.180%, 2.555%, 3/01/2037(b)	151,679
2,737,910	FHLMC, 12-month LIBOR + 1.842%, 2.556%, 1/01/2046(b)	2,844,121
407,406	FHLMC, 1-year CMT + 2.165%, 2.572%, 4/01/2036(b)	407,939
1,832,765	FHLMC, 1-year CMT + 2.248%, 2.573%, 3/01/2037(b)	1,950,882
527,084	FHLMC, 1-year CMT + 2.220%, 2.595%, 7/01/2033(b)	529,889
431,121	FHLMC, 1-year CMT + 2.245%, 2.837%, 3/01/2036(b)	461,133
201,683	FHLMC, 12-month LIBOR + 1.932%, 2.901%, 12/01/2034(b)	204,217
161,311	FHLMC, 12-month LIBOR + 1.823%, 2.918%, 11/01/2038(b)	163,944
191,733	FHLMC, 12-month LIBOR + 1.763%, 3.158%, 3/01/2038(b)	193,829
1,089,467	FHLMC, 12-month LIBOR + 1.894%, 3.641%, 9/01/2041(b)	1,153,242
35,373	FNMA, 6-month LIBOR + 1.460%, 1.710%, 2/01/2037(b)	36,349
469,773	FNMA, 6-month LIBOR + 1.543%, 1.791%, 7/01/2035(b)	488,035

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$45,256	FNMA, 12-month LIBOR + 1.754%, 2.129%, 1/01/2037(b)	$45,911
451,337	FNMA, 12-month LIBOR + 1.765%, 2.140%, 2/01/2037(b)	456,365
247,168	FNMA, 12-month LIBOR + 1.650%, 2.150%, 10/01/2033(b)	259,552
121,692	FNMA, 12-month LIBOR + 1.800%, 2.175%, 12/01/2041(b)	122,432
992,924	FNMA, 12-month LIBOR + 1.820%, 2.195%, 2/01/2047(b)	1,065,204
711,519	FNMA, 12-month LIBOR + 1.625%, 2.251%, 9/01/2037(b)	741,969
117,871	FNMA, 12-month LIBOR + 1.480%, 2.272%, 8/01/2035(b)	117,838
1,209,549	FNMA, 12-month LIBOR + 1.800%, 2.300%, 10/01/2041(b)	1,276,950
409,906	FNMA, 1-year CMT + 2.185%, 2.310%, 1/01/2036(b)	425,837
713,877	FNMA, 12-month LIBOR + 1.591%, 2.326%, 7/01/2035(b)	742,227
188,540	FNMA, 1-year CMT + 2.185%, 2.362%, 12/01/2034(b)	188,998
144,383	FNMA, 12-month LIBOR + 1.731%, 2.406%, 11/01/2035(b)	152,434
1,244,255	FNMA, 1-year CMT + 2.173%, 2.428%, 11/01/2033(b)	1,317,934
209,376	FNMA, 12-month LIBOR + 1.676%, 2.446%, 11/01/2036(b)	220,701
486,523	FNMA, 12-month LIBOR + 1.703%, 2.453%, 8/01/2034(b)	492,473
224,117	FNMA, 1-year CMT + 2.287%, 2.462%, 10/01/2033(b)	225,704
345,334	FNMA, 1-year CMT + 2.223%, 2.499%, 8/01/2035(b)	346,681
236,401	FNMA, 1-year CMT + 2.147%, 2.507%, 9/01/2034(b)	250,119
1,356,939	FNMA, 1-year CMT + 2.223%, 2.511%, 4/01/2034(b)	1,439,359
87,766	FNMA, 1-year CMT + 2.145%, 2.528%, 9/01/2036(b)	89,592
349,218	FNMA, 12-month LIBOR + 1.657%, 2.537%, 8/01/2038(b)	351,868
1,188,169	FNMA, 12-month LIBOR + 1.587%, 2.590%, 4/01/2037(b)	1,249,073
163,516	FNMA, 1-year CMT + 2.479%, 2.604%, 5/01/2035(b)	173,539
482,444	FNMA, 6-month LIBOR + 2.206%, 2.626%, 7/01/2037(b)	508,892
391,504	FNMA, 12-month LIBOR + 1.637%, 2.637%, 7/01/2038(b)	397,800
643,351	FNMA, 1-year CMT + 2.274%, 2.649%, 6/01/2037(b)	688,179
1,142,339	FNMA, 1-year CMT + 2.171%, 2.655%, 12/01/2040(b)	1,209,628
441,892	FNMA, 1-year CMT + 2.287%, 2.677%, 6/01/2033(b)	441,858
2,351,607	FNMA, 1-year CMT + 2.212%, 2.677%, 10/01/2034(b)	2,494,997
68,549	FNMA, 12-month LIBOR + 1.802%, 2.737%, 7/01/2041(b)	68,861
60,475	FNMA, 1-year CMT + 2.440%, 2.815%, 8/01/2033(b)	60,821
178,278	FNMA, 1-year CMT + 2.500%, 2.916%, 8/01/2036(b)	192,186
	Hybrid ARMs — continued
948,349	FNMA, 12-month LIBOR + 1.733%, 3.037%, 9/01/2037(b)	1,003,841
299,411	FNMA, 1-year CMT + 2.208%, 3.134%, 4/01/2034(b)	302,230
351,536	FNMA, 1-year CMT + 2.130%, 3.218%, 6/01/2036(b)	363,540
204,204	FNMA, 12-month LIBOR + 1.587%, 3.303%, 4/01/2037(b)	206,089
157,850	FNMA, 12-month LIBOR + 2.473%, 3.348%, 6/01/2035(b)	159,819
1,013,326	FNMA, 12-month LIBOR + 1.791%, 3.544%, 3/01/2037(b)	1,072,835
98,704	FNMA, 1-year CMT + 2.141%, 3.641%, 4/01/2033(b)	98,883
136,693	FNMA, 12-month LIBOR + 1.800%, 3.738%, 3/01/2034(b)	144,046

		34,645,745

	Mortgage Related — 2.2%
31,783	FHLMC, 3.000%, 10/01/2026	33,613
231,809	FHLMC, 4.000%, with various maturities from 2024 to 2042(f)	252,862
98,732	FHLMC, 4.500%, with various maturities from 2025 to 2034(f)	104,782
24,362	FHLMC, 5.500%, 10/01/2023	25,153
168,111	FHLMC, 6.500%, 12/01/2034	193,153
84	FHLMC, 7.500%, 6/01/2026	91
87,759	FNMA, 3.000%, 3/01/2042	93,327
881,688	FNMA, 5.000%, with various maturities from 2037 to 2038(f)	1,020,076
373,278	FNMA, 5.500%, with various maturities from 2023 to 2033(f)	411,597
145,874	FNMA, 6.000%, with various maturities from 2021 to 2022(f)	149,975
152,739	FNMA, 6.500%, with various maturities from 2032 to 2037(f)	172,704
43,570	FNMA, 7.500%, with various maturities from 2030 to 2032(f)	47,602
2,078,860	GNMA, 1-month LIBOR + 1.754%, 1.884%, 2/20/2061(b)	2,177,241
1,626,865	GNMA, 1-month LIBOR + 1.890%, 2.035%, 2/20/2063(b)	1,700,773
1,766,396	GNMA, 1-month LIBOR + 2.174%, 2.316%, 3/20/2063(b)	1,840,423
713,981	GNMA, 1-month LIBOR + 2.250%, 2.396%, 6/20/2065(b)	775,696
690,372	GNMA, 1-month LIBOR + 2.254%, 2.399%, 5/20/2065(b)	746,680
928,129	GNMA, 1-month LIBOR + 2.351%, 2.497%, 2/20/2063(b)	976,018
105,818	GNMA, 3.640%, 3/20/2063(a)	106,590
32,317	GNMA, 3.677%, 2/20/2063(a)	33,015
499,099	GNMA, 3.915%, 6/20/2063(a)	510,440
54,792	GNMA, 4.002%, 12/20/2062(a)	57,315
23,690	GNMA, 4.140%, 12/20/2061(a)	25,655
83,785	GNMA, 4.283%, 4/20/2063(a)	88,567
13,637	GNMA, 4.327%, 8/20/2061(a)	15,074
3,196,939	GNMA, 4.467%, 10/20/2065(a)	3,547,457
268,270	GNMA, 4.528%, 7/20/2063(a)	291,418
6,198	GNMA, 4.558%, 8/20/2062(a)	6,717
1,603,790	GNMA, 4.598%, 2/20/2066(a)	1,753,927
8,514	GNMA, 4.610%, 2/20/2062(a)	8,800
1,790,959	GNMA, 4.613%, 3/20/2064(a)	1,928,221
269,515	GNMA, 4.627%, 1/20/2064(a)	291,156

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$25,474	GNMA, 4.630%, with various maturities from 2061 to 2062(a)(f)	$25,717
1,728,380	GNMA, 4.670%, 11/20/2063(a)	1,869,072
1,137,554	GNMA, 4.682%, 5/20/2064(a)	1,225,204
65,850	GNMA, 4.700%, with various maturities from 2061 to 2062(a)(f)	68,984
3,151	GNMA, 4.897%, 4/20/2061(a)	3,319
8,387	GNMA, 6.000%, 12/15/2031	9,844
33,029	GNMA, 6.500%, 5/15/2031	38,793
41,713	GNMA, 7.000%, 10/15/2028	46,457

		22,673,508

	Non-Agency Commercial Mortgage-Backed Securities — 1.8%
1,595,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,633,298
3,895,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1-month LIBOR + 2.140%, 2.246%, 10/15/2037, 144A(b)	3,914,517
1,310,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,274,643
1,488,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,606,413
4,143,089	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	4,402,143
414,944	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/2044, 144A	415,735
2,600,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	2,364,757
1,040,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048	1,079,310
3,279,464	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 1.576%, 11/15/2027, 144A(b)	2,382,859

		19,073,675

	Treasuries — 38.2%
11,510,000	U.S. Treasury Note, 0.125%, 11/30/2022	11,507,752
9,500,000	U.S. Treasury Note, 0.125%, 2/28/2023	9,494,063
27,350,000	U.S. Treasury Note, 0.125%, 3/31/2023	27,331,838
18,650,000	U.S. Treasury Note, 0.250%, 6/30/2025	18,272,629
13,840,000	U.S. Treasury Note, 0.250%, 8/31/2025	13,517,788
13,070,000	U.S. Treasury Note, 0.250%, 9/30/2025	12,747,845
13,605,000	U.S. Treasury Note, 0.250%, 10/31/2025	13,247,337
47,425,000	U.S. Treasury Note, 0.375%, 4/30/2025	46,830,335
7,255,000	U.S. Treasury Note, 0.375%, 11/30/2025	7,096,580
56,000,000	U.S. Treasury Note, 0.375%, 12/31/2025	54,689,687
24,685,000	U.S. Treasury Note, 0.375%, 1/31/2026	24,073,661
4,600,000	U.S. Treasury Note, 0.500%, 3/31/2025	4,570,711
12,970,000	U.S. Treasury Note, 0.750%, 3/31/2026	12,857,526
20,945,000	U.S. Treasury Note, 1.250%, 7/31/2023	21,448,989
11,470,000	U.S. Treasury Note, 2.000%, 2/15/2025	12,080,688
6,915,000	U.S. Treasury Note, 2.250%, 1/31/2024	7,292,084
3,340,000	U.S. Treasury Note, 2.250%, 10/31/2024	3,543,792
9,200,000	U.S. Treasury Note, 2.375%, 1/31/2023	9,573,031
67,520,000	U.S. Treasury Note, 2.875%, 10/31/2023	72,051,225
9,955,000	U.S. Treasury Note, 2.875%, 7/31/2025	10,858,727

		393,086,288

	Total Bonds and Notes (Identified Cost $971,571,172)	979,377,235

Short-Term Investments — 2.9%
10,085,366	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $10,085,366 on 4/01/2021 collateralized by $9,888,300 U.S. Treasury Note, 1.500% due 11/30/2024 valued at $10,287,177 including accrued interest (Note 2 of Notes to Financial Statements)	10,085,366
14,225,000	U.S. Treasury Bills, 0.000%, 4/13/2021(g)	14,224,976
5,245,000	U.S. Treasury Bills, 0.003%, 4/01/2021(g)	5,245,000

	Total Short-Term Investments (Identified Cost $29,555,366)	29,555,342

	Total Investments — 98.0% (Identified Cost $1,001,126,538)	1,008,932,577
	Other assets less liabilities — 2.0%	21,112,455

	Net Assets — 100.0%	$1,030,045,032

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2021 is disclosed.
(b)	Variable rate security. Rate as of March 31, 2021 is disclosed.
(c)	Fair valued by the Fund’s adviser. At March 31, 2021, the value of these securities amounted to $3,592,035 or 0.3% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(e)	Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of Rule 144A holdings amounted to $42,125,892 or 4.1% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average Interest
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of March 31, 2021 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Industry Summary at March 31, 2021 (Unaudited)

Treasuries	38.2%
Agency Commercial Mortgage-Backed Securities	28.6
Collateralized Mortgage Obligations	16.3
ABS Car Loan	3.4
Hybrid ARMs	3.4
Mortgage Related	2.2
Other Investments, less than 2% each	3.0
Short-Term Investments	2.9

Total Investments	98.0
Other assets less liabilities	2.0

Net Assets	100.0%

See accompanying notes to financial statements.

|  54

Statements of Assets and Liabilities

March 31, 2021 (Unaudited)

	Core Plus Bond Fund	Credit Income Fund	Global Allocation Fund
ASSETS
Investments at cost	$10,095,675,127	$25,142,512	$3,540,143,236
Net unrealized appreciation	122,802,774	114,185	992,921,533

Investments at value	10,218,477,901	25,256,697	4,533,064,769
Cash	19,853,467	446,356	6,465,456
Due from brokers (Note 2)	5,921,866	—	5,505,241
Foreign currency at value (identified cost $0, $0 and $11,511,032, respectively)	—	—	11,388,136
Receivable for Fund shares sold	54,954,829	—	6,233,344
Receivable from investment adviser (Note 6)	—	6,196	—
Receivable for securities sold	494,209,008	5,303	26,706,513
Receivable for when-issued/delayed delivery securities sold (Note 2)	407,409,394	—	—
Dividends and interest receivable	54,437,241	218,255	10,247,684
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	—	476,208
Tax reclaims receivable	—	—	1,129,452
Receivable for variation margin on futures contracts (Note 2)	—	2,406	—
Prepaid expenses (Note 9)	36	—	15

TOTAL ASSETS	11,255,263,742	25,935,213	4,601,216,818

LIABILITIES
Securities sold short, at value (proceeds $39,306,851) (Note 2)	39,198,402	—	—
Payable for securities purchased	583,906,372	306,312	55,637,321
Payable for when-issued/delayed delivery securities purchased (Note 2)	751,111,106	—	—
Payable for Fund shares redeemed	6,673,493	—	4,490,830
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	—	7,410,449
Foreign taxes payable (Note 2)	—	—	2,834,330
Payable for variation margin on futures contracts (Note 2)	—	—	104,946
Management fees payable (Note 6)	2,638,887	—	2,811,514
Deferred Trustees’ fees (Note 6)	814,196	1,343	358,003
Administrative fees payable (Note 6)	358,800	931	163,205
Payable to distributor (Note 6d)	89,832	—	74,081
Other accounts payable and accrued expenses	196,284	43,196	185,868

TOTAL LIABILITIES	1,384,987,372	351,782	74,070,547

NET ASSETS	$9,870,276,370	$25,583,431	$4,527,146,271

NET ASSETS CONSIST OF:
Paid-in capital	$9,785,396,888	$25,506,531	$3,414,290,938
Accumulated earnings	84,879,482	76,900	1,112,855,333

NET ASSETS	$9,870,276,370	$25,583,431	$4,527,146,271

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$685,719,460	$88,128	$665,635,749

Shares of beneficial interest	50,832,698	8,781	24,585,923

Net asset value and redemption price per share	$13.49	$10.04	$27.07

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$14.09	$10.49	$28.72

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$121,408,741	$1,013	$515,116,633

Shares of beneficial interest	8,996,397	101	19,353,877

Net asset value and offering price per share	$13.50	$10.03	$26.62

Class N shares:
Net assets	$2,704,369,763	$25,472,982	$306,202,254

Shares of beneficial interest	198,646,572	2,538,807	11,237,224

Net asset value, offering and redemption price per share	$13.61	$10.03	$27.25

Class Y shares:
Net assets	$6,358,778,406	$21,308	$3,040,191,635

Shares of beneficial interest	467,365,399	2,124	111,540,812

Net asset value, offering and redemption price per share	$13.61	$10.03	$27.26

See accompanying notes to financial statements.

55  |

Statements of Assets and Liabilities

March 31, 2021 (Unaudited)

	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
ASSETS
Investments at cost	$6,891,786,256	$358,232,542	$1,001,126,538
Net unrealized appreciation	5,801,834,529	1,659,299	7,806,039

Investments at value	12,693,620,785	359,891,841	1,008,932,577
Due from brokers (Note 2)	—	165,000	—
Receivable for Fund shares sold	26,540,917	313,949	3,574,127
Receivable for securities sold	—	1,801,186	32,143,714
Dividends and interest receivable	4,173,585	1,126,982	2,046,488
Tax reclaims receivable	10,109,321	—	—
Prepaid expenses (Note 9)	41	2	4

TOTAL ASSETS	12,734,444,649	363,298,960	1,046,696,910

LIABILITIES
Payable for securities purchased	—	3,701,496	14,225,000
Payable for Fund shares redeemed	9,619,217	144,677	1,456,553
Payable for variation margin on futures contracts (Note 2)	—	21,717	—
Distributions payable	—	—	85,702
Management fees payable (Note 6)	5,327,411	60,664	272,221
Deferred Trustees’ fees (Note 6)	713,295	151,711	444,436
Administrative fees payable (Note 6)	457,026	13,072	37,432
Payable to distributor (Note 6d)	119,756	4,659	16,493
Other accounts payable and accrued expenses	328,356	48,052	114,041

TOTAL LIABILITIES	16,565,061	4,146,048	16,651,878

NET ASSETS	$12,717,879,588	$359,152,912	$1,030,045,032

NET ASSETS CONSIST OF:
Paid-in capital	$6,502,777,156	$357,239,942	$1,053,603,086
Accumulated earnings (loss)	6,215,102,432	1,912,970	(23,558,054)

NET ASSETS	$12,717,879,588	$359,152,912	$1,030,045,032

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$1,630,600,596	$21,051,488	$299,203,687

Shares of beneficial interest	73,748,909	1,996,514	26,155,711

Net asset value and redemption price per share	$22.11	$10.54	$11.44

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$23.46	$11.01	$11.70

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$129,093,514	$405,287	$24,388,359

Shares of beneficial interest	6,540,849	38,334	2,131,982

Net asset value and offering price per share	$19.74	$10.57	$11.44

Class N shares:
Net assets	$650,716,558	$19,076,494	$10,653,304

Shares of beneficial interest	27,324,348	1,810,721	928,738

Net asset value, offering and redemption price per share	$23.81	$10.54	$11.47

Class Y shares:
Net assets	$10,307,468,920	$318,619,643	$695,799,682

Shares of beneficial interest	432,696,221	30,228,877	60,633,131

Net asset value, offering and redemption price per share	$23.82	$10.54	$11.48

See accompanying notes to financial statements.

|  56

Statements of Operations

For the Six Months Ended March 31, 2021 (Unaudited)

	Core Plus Bond Fund	Credit Income Fund	Global Allocation Fund
INVESTMENT INCOME
Interest	$107,659,683	$369,681	$18,853,545
Dividends	—	9,922	12,749,290
Less net foreign taxes withheld	—	(3)	(477,694)

	107,659,683	379,600	31,125,141

Expenses
Management fees (Note 6)	15,054,976	53,903	16,053,061
Service and distribution fees (Note 6)	1,464,349	83	3,360,205
Administrative fees (Note 6)	2,051,911	5,527	935,175
Trustees’ fees and expenses (Note 6)	240,307	6,879	112,149
Transfer agent fees and expenses (Notes 6 and 8)	2,702,181	2,412	1,592,197
Audit and tax services fees	26,955	31,169	30,338
Custodian fees and expenses (Note 7)	151,720	3,910	184,985
Legal fees (Note 9)	123,132	423	56,013
Registration fees	241,222	15,361	145,904
Shareholder reporting expenses	85,827	1,320	97,517
Miscellaneous expenses (Note 9)	139,846	16,424	93,979

Total expenses	22,282,426	137,411	22,661,523
Less waiver and/or expense reimbursement (Note 6)	—	(70,571)	—

Net expenses	22,282,426	66,840	22,661,523

Net investment income	85,377,257	312,760	8,463,618

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SHORT SALES, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	24,145,718	43,214	169,768,355
Futures contracts	—	—	(323,838)
Short sales	36,388	—	—
Forward foreign currency contracts (Note 2e)	—	—	(7,029,426)
Foreign currency transactions (Note 2d)	207,294	—	559,205
Net change in unrealized appreciation (depreciation) on:
Investments	(237,070,240)	199,279	228,685,297
Futures contracts	—	2,720	(280,831)
Short sales	108,449	—	—
Forward foreign currency contracts (Note 2e)	—	—	(8,946,072)
Foreign currency translations (Note 2d)	(29,757)	—	(40,490)

Net realized and unrealized gain (loss) on investments, futures contracts, short sales, forward foreign currency contracts and foreign currency transactions	(212,602,148)	245,213	382,392,200

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(127,224,891)	$557,973	$390,855,818

See accompanying notes to financial statements.

57  |

Statements of Operations

For the Six Months Ended March 31, 2021 (Unaudited)

	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$—	$3,054,661	$6,140,884
Dividends	55,742,094	—	—
Less net foreign taxes withheld	(4,166,478)	—	—

	51,575,616	3,054,661	6,140,884

Expenses
Management fees (Note 6)	30,574,486	434,891	1,627,335
Service and distribution fees (Note 6)	2,624,477	28,102	463,213
Administrative fees (Note 6)	2,633,301	74,904	224,703
Trustees’ fees and expenses (Note 6)	274,590	27,153	67,839
Transfer agent fees and expenses (Notes 6 and 8)	4,358,611	129,005	451,643
Audit and tax services fees	43,248	26,255	28,352
Custodian fees and expenses (Note 7)	387,820	11,469	22,781
Legal fees (Note 9)	158,569	4,355	13,883
Registration fees	126,180	56,486	84,482
Shareholder reporting expenses	87,683	5,427	28,710
Miscellaneous expenses (Note 9)	225,456	20,534	22,852

Total expenses	41,494,421	818,581	3,035,793
Less waiver and/or expense reimbursement (Note 6)	—	(98,330)	(619)

Net expenses	41,494,421	720,251	3,035,174

Net investment income	10,081,195	2,334,410	3,105,710

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain (loss) on:
Investments	442,802,279	1,203,951	1,232,179
Futures contracts	—	(5,936)	—
Net change in unrealized appreciation (depreciation) on:
Investments	899,563,264	(6,369,769)	(8,509,554)
Futures contracts	—	(164,475)	—

Net realized and unrealized gain (loss) on investments and futures contracts	1,342,365,543	(5,336,229)	(7,277,375)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,352,446,738	$(3,001,819)	$(4,171,665)

See accompanying notes to financial statements.

|  58

Statements of Changes in Net Assets

	Core Plus Bond Fund		Credit Income Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Period Ended September 30, 2020(a)
FROM OPERATIONS:
Net investment income	$85,377,257	$170,336,486	$312,760	$374
Net realized gain on investments, short sales and foreign currency transactions	24,389,400	299,827,757	43,214	—
Net change in unrealized appreciation (depreciation) on investments, futures contracts, short sales and foreign currency translations	(236,991,548)	200,630,915	201,999	(85,094)

Net increase (decrease) in net assets resulting from operations	(127,224,891)	670,795,158	557,973	(84,720)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(19,149,865)	(11,953,860)	(1,003)	—
Class C	(3,400,467)	(2,056,615)	(11)	—
Class N	(81,629,843)	(67,400,814)	(395,016)	—
Class Y	(187,518,127)	(111,898,170)	(325)	—

Total distributions	(291,698,302)	(193,309,459)	(396,355)	—

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	1,010,455,860	1,308,282,070	503,533	25,003,000

Net increase in net assets	591,532,667	1,785,767,769	665,151	24,918,280
NET ASSETS
Beginning of the period	9,278,743,703	7,492,975,934	24,918,280	—

End of the period	$9,870,276,370	$9,278,743,703	$25,583,431	$24,918,280

(a)	From commencement of operations on September 29, 2020 through September 30, 2020.

See accompanying notes to financial statements.

59  |

Statements of Changes in Net Assets

	Global Allocation Fund		Growth Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
FROM OPERATIONS:
Net investment income	$8,463,618	$17,209,846	$10,081,195	$23,245,547
Net realized gain on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	162,974,296	216,871,990	442,802,279	534,694,084
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency translations	219,417,904	212,609,579	899,563,264	2,336,956,869

Net increase in net assets resulting from operations	390,855,818	446,691,415	1,352,446,738	2,894,896,500

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(37,700,764)	(13,439,861)	(71,172,533)	(35,045,986)
Class C	(27,793,335)	(11,301,039)	(6,613,461)	(3,210,189)
Class N	(17,490,999)	(6,572,302)	(27,159,617)	(16,996,001)
Class Y	(172,869,178)	(60,646,702)	(427,889,322)	(197,277,542)

Total distributions	(255,854,276)	(91,959,904)	(532,834,933)	(252,529,718)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	350,587,075	612,522,950	398,242,982	26,641,271

Net increase in net assets	485,588,617	967,254,461	1,217,854,787	2,669,008,053
NET ASSETS
Beginning of the period	4,041,557,654	3,074,303,193	11,500,024,801	8,831,016,748

End of the period	$4,527,146,271	$4,041,557,654	$12,717,879,588	$11,500,024,801

See accompanying notes to financial statements.

|  60

Statements of Changes in Net Assets (continued)

	Intermediate Duration Bond Fund		Limited Term Government and Agency Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
FROM OPERATIONS:
Net investment income	$2,334,410	$5,315,122	$3,105,710	$9,045,389
Net realized gain on investments and futures contracts	1,198,015	8,937,549	1,232,179	9,395,293
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(6,534,244)	4,520,840	(8,509,554)	8,389,983

Net increase (decrease) in net assets resulting from operations	(3,001,819)	18,773,511	(4,171,665)	26,830,665

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(632,595)	(502,738)	(1,073,003)	(4,298,464)
Class C	(17,668)	(8,696)	(6,574)	(141,631)
Class N	(666,465)	(94,763)	(52,892)	(149,308)
Class Y	(10,232,995)	(6,108,309)	(3,449,288)	(8,468,385)

Total distributions	(11,549,723)	(6,714,506)	(4,581,757)	(13,057,788)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	56,190,092	64,275,136	20,302,690	211,874,926

Net increase in net assets	41,638,550	76,334,141	11,549,268	225,647,803
NET ASSETS
Beginning of the period	317,514,362	241,180,221	1,018,495,764	792,847,961

End of the period	$359,152,912	$317,514,362	$1,030,045,032	$1,018,495,764

See accompanying notes to financial statements.

61  |

Financial Highlights

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class A
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$14.08		$13.25		$12.53		$12.96	$13.06	$12.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.26		0.34		0.35	0.28	0.37
Net realized and unrealized gain (loss)	(0.28)		0.86		0.70		(0.38)	(0.04)	0.71

Total from Investment Operations	(0.17)		1.12		1.04		(0.03)	0.24	1.08

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.29)		(0.32)		(0.40)	(0.34)	(0.36)
Net realized capital gains	(0.28)		—		—		—	—	—

Total Distributions	(0.42)		(0.29)		(0.32)		(0.40)	(0.34)	(0.36)

Net asset value, end of the period	$13.49		$14.08		$13.25		$12.53	$12.96	$13.06

Total return(b)	(1.27	)%(c)	8.60%		8.39%		(0.27)%	1.86%	8.90%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$685,719		$617,609		$558,291		$600,762	$676,892	$776,566
Net expenses	0.71	%(d)	0.72	%(e)	0.73%		0.73%	0.73%	0.73%
Gross expenses	0.71	%(d)	0.72%		0.73%		0.73%	0.73%	0.73%
Net investment income	1.55	%(d)	1.88%		2.63%		2.71%	2.19%	2.91%
Portfolio turnover rate	144%		359	%(f)	297	%(g)	181%	195%	143%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Effective July 1, 2020, the expense limit decreased from 0.80% to 0.75%.
(f)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
(g)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class C
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$14.09		$13.25		$12.53		$12.96	$13.06	$12.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.15		0.24		0.25	0.19	0.27
Net realized and unrealized gain (loss)	(0.28)		0.88		0.70		(0.38)	(0.05)	0.73

Total from Investment Operations	(0.22)		1.03		0.94		(0.13)	0.14	1.00

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.19)		(0.22)		(0.30)	(0.24)	(0.27)
Net realized capital gains	(0.28)		—		—		—	—	—

Total Distributions	(0.37)		(0.19)		(0.22)		(0.30)	(0.24)	(0.27)

Net asset value, end of the period	$13.50		$14.09		$13.25		$12.53	$12.96	$13.06

Total return(b)	(1.71	)%(c)	7.83%		7.57%		(1.03)%	1.08%	8.17%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$121,409		$132,590		$160,201		$185,758	$248,687	$321,626
Net expenses	1.46	%(d)	1.47	%(e)	1.48%		1.48%	1.48%	1.48%
Gross expenses	1.46	%(d)	1.47%		1.48%		1.48%	1.48%	1.48%
Net investment income	0.79	%(d)	1.13%		1.88%		1.96%	1.44%	2.16%
Portfolio turnover rate	144%		359	%(f)	297	%(g)	181%	195%	143%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Effective July 1, 2020, the expense limit decreased from 1.55% to 1.50%.
(f)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
(g)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class N
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$14.21		$13.37		$12.63		$13.06	$13.17	$12.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.30		0.38		0.39	0.33	0.41
Net realized and unrealized gain (loss)	(0.29)		0.88		0.72		(0.38)	(0.06)	0.73

Total from Investment Operations	(0.16)		1.18		1.10		0.01	0.27	1.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.34)		(0.36)		(0.44)	(0.38)	(0.41)
Net realized capital gains	(0.28)		—		—		—	—	—

Total Distributions	(0.44)		(0.34)		(0.36)		(0.44)	(0.38)	(0.41)

Net asset value, end of the period	$13.61		$14.21		$13.37		$12.63	$13.06	$13.17

Total return	(1.17	)%(b)	8.95%		8.85%		0.07%	2.12%	9.33%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,704,370		$2,682,487		$2,610,699		$1,899,190	$1,784,150	$2,134,113
Net expenses	0.38	%(c)	0.38	%(d)	0.39%		0.39%	0.39%	0.39%
Gross expenses	0.38	%(c)	0.38%		0.39%		0.39%	0.39%	0.39%
Net investment income	1.88	%(c)	2.21%		2.96%		3.06%	2.53%	3.25%
Portfolio turnover rate	144%		359	%(e)	297	%(f)	181%	195%	143%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Effective July 1, 2020, the expense limit decreased from 0.50% to 0.45%.
(e)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
(f)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class Y
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$14.20		$13.36		$12.63		$13.06	$13.16	$12.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.29		0.37		0.38	0.31	0.40
Net realized and unrealized gain (loss)	(0.28)		0.88		0.71		(0.38)	(0.04)	0.73

Total from Investment Operations	(0.15)		1.17		1.08		0.00 (b)	0.27	1.13

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.33)		(0.35)		(0.43)	(0.37)	(0.40)
Net realized capital gains	(0.28)		—		—		—	—	—

Total Distributions	(0.44)		(0.33)		(0.35)		(0.43)	(0.37)	(0.40)

Net asset value, end of the period	$13.61		$14.20		$13.36		$12.63	$13.06	$13.16

Total return	(1.21	)%(c)	8.87%		8.67%		(0.02)%	2.10%	9.22%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,358,778		$5,846,057		$4,163,785		$3,733,751	$3,846,208	$2,953,919
Net expenses	0.46	%(d)	0.47	%(e)	0.48%		0.48%	0.48%	0.48%
Gross expenses	0.46	%(d)	0.47%		0.48%		0.48%	0.48%	0.48%
Net investment income	1.80	%(d)	2.11%		2.87%		2.97%	2.43%	3.15%
Portfolio turnover rate	144%		359	%(f)	297	%(g)	181%	195%	143%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Effective July 1, 2020, the expense limit decreased from 0.55% to 0.50%.
(f)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
(g)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Credit Income Fund—Class A
	Six Months Ended March 31, 2021 (Unaudited)		Period Ended September 30, 2020*
Net asset value, beginning of the period	$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.11		(0.00	)(b)
Net realized and unrealized gain (loss)	0.10		(0.03)

Total from Investment Operations	0.21		(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		—
Net realized capital gains	(0.00	)(b)	—

Net asset value, end of the period	$10.04		$9.97

Total return(c)(d)(e)	2.13%		(0.30)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$88		$1
Net expenses(f)(g)	0.82%		0.82%
Gross expenses(g)	6.13%		125.79%
Net investment income (loss)(g)	2.18%		(0.82)%
Portfolio turnover rate	28%		0%

*	From commencement of operations on September 29, 2020 through September 30, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

	Credit Income Fund—Class C
	Six Months Ended March 31, 2021 (Unaudited)		Period Ended September 30, 2020*
Net asset value, beginning of the period	$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.07		(0.00	)(b)
Net realized and unrealized gain (loss)	0.09		(0.03)

Total from Investment Operations	0.16		(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		—
Net realized capital gains	(0.00	)(b)	—

Net asset value, end of the period	$10.03		$9.97

Total return(c)(d)(e)	1.64%		(0.30)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1		$1
Net expenses(f)(g)	1.57%		1.57%
Gross expenses(g)	6.95%		126.54%
Net investment income (loss)(g)	1.32%		(1.57)%
Portfolio turnover rate	28%		0%

*	From commencement of operations on September 29, 2020 through September 30, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

67  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Credit Income Fund—Class N
	Six Months Ended March 31, 2021 (Unaudited)		Period Ended September 30, 2020*
Net asset value, beginning of the period	$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.00 (b)
Net realized and unrealized gain (loss)	0.10		(0.03)

Total from Investment Operations	0.22		(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		—
Net realized capital gains	(0.00	)(b)	—

Net asset value, end of the period	$10.03		$9.97

Total return(c)(d)	2.16%		(0.30)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$25,473		$24,915
Net expenses(e)(f)	0.52%		0.52%
Gross expenses(f)	1.05%		27.91%
Net investment income(f)	2.44%		0.55%
Portfolio turnover rate	28%		0%

*	From commencement of operations on September 29, 2020 through September 30, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  68

Financial Highlights (continued)

For a share outstanding throughout each period.

	Credit Income Fund—Class Y
	Six Months Ended March 31, 2021 (Unaudited)		Period Ended September 30, 2020*
Net asset value, beginning of the period	$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.12		(0.00	)(b)
Net realized and unrealized gain (loss)	0.09		(0.03)

Total from Investment Operations	0.21		(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		—
Net realized capital gains	(0.00	)(b)	—

Net asset value, end of the period	$10.03		$9.97

Total return(c)(d)	2.14%		(0.30)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$21		$1
Net expenses(e)(f)	0.57%		0.57%
Gross expenses(f)	5.88%		125.54%
Net investment income (loss)(f)	2.40%		(0.57)%
Portfolio turnover rate	28%		0%

*	From commencement of operations on September 29, 2020 through September 30, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

69  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class A
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$26.23		$23.76	$23.10	$21.60	$19.17	$18.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.10	0.19	0.23	0.31	0.24
Net realized and unrealized gain (loss)	2.41		3.05	1.38	1.75	2.36	1.47

Total from Investment Operations	2.45		3.15	1.57	1.98	2.67	1.71

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.12)	(0.16)	(0.19)	(0.24)	(0.15)
Net realized capital gains	(1.48)		(0.56)	(0.75)	(0.29)	—	(0.84)

Total Distributions	(1.61)		(0.68)	(0.91)	(0.48)	(0.24)	(0.99)

Net asset value, end of the period	$27.07		$26.23	$23.76	$23.10	$21.60	$19.17

Total return(b)	9.49	%(c)	13.41%	7.66%	9.26%	14.10%	9.64%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$665,636		$632,479	$453,009	$401,036	$305,275	$280,263
Net expenses	1.14	%(d)	1.15%	1.16%	1.16%	1.18%	1.17%
Gross expenses	1.14	%(d)	1.15%	1.16%	1.16%	1.18%	1.17%
Net investment income	0.29	%(d)	0.42%	0.83%	1.03%	1.57%	1.32%
Portfolio turnover rate	24%		37%	27%	22%	35%	43%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  70

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class C
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$25.78		$23.43	$22.78		$21.29	$18.89	$18.19

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.06)		(0.08)	0.02		0.06	0.16	0.10
Net realized and unrealized gain (loss)	2.38		2.99	1.38		1.73	2.33	1.46

Total from Investment Operations	2.32		2.91	1.40		1.79	2.49	1.56

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.00	)(b)	(0.01)	(0.09)	(0.02)
Net realized capital gains	(1.48)		(0.56)	(0.75)		(0.29)	—	(0.84)

Total Distributions	(1.48)		(0.56)	(0.75)		(0.30)	(0.09)	(0.86)

Net asset value, end of the period	$26.62		$25.78	$23.43		$22.78	$21.29	$18.89

Total return(c)	9.13	%(d)	12.55%	6.85%		8.46%	13.22%	8.88%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$515,117		$483,814	$480,479		$412,610	$354,017	$423,350
Net expenses	1.89	%(e)	1.90%	1.91%		1.91%	1.93%	1.92%
Gross expenses	1.89	%(e)	1.90%	1.91%		1.91%	1.93%	1.92%
Net investment income (loss)	(0.46	)%(e)	(0.33)%	0.08%		0.29%	0.84%	0.57%
Portfolio turnover rate	24%		37%	27%		22%	35%	43%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

71  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class N
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Period Ended September 30, 2017*
Net asset value, beginning of the period	$26.42		$23.92	$23.25	$21.73	$19.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.18	0.27	0.31	0.20
Net realized and unrealized gain (loss)	2.44		3.07	1.38	1.75	2.33

Total from Investment Operations	2.52		3.25	1.65	2.06	2.53

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)		(0.19)	(0.23)	(0.25)	—
Net realized capital gains	(1.48)		(0.56)	(0.75)	(0.29)	—

Total Distributions	(1.69)		(0.75)	(0.98)	(0.54)	—

Net asset value, end of the period	$27.25		$26.42	$23.92	$23.25	$21.73

Total return	9.70	%(b)	13.78%	8.04%	9.60%	13.18	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$306,202		$264,338	$202,692	$80,346	$59,512
Net expenses	0.82	%(c)	0.82%	0.82%	0.83%	0.87	%(c)
Gross expenses	0.82	%(c)	0.82%	0.82%	0.83%	0.87	%(c)
Net investment income	0.61	%(c)	0.76%	1.20%	1.36%	1.48	%(c)
Portfolio turnover rate	24%		37%	27%	22%	35	%(d)

*	From commencement of Class operations on February 1, 2017 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

|  72

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class Y
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$26.42		$23.92	$23.25	$21.74	$19.29	$18.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.16	0.24	0.29	0.36	0.29
Net realized and unrealized gain (loss)	2.44		3.07	1.40	1.75	2.37	1.49

Total from Investment Operations	2.51		3.23	1.64	2.04	2.73	1.78

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.17)	(0.22)	(0.24)	(0.28)	(0.20)
Net realized capital gains	(1.48)		(0.56)	(0.75)	(0.29)	—	(0.84)

Total Distributions	(1.67)		(0.73)	(0.97)	(0.53)	(0.28)	(1.04)

Net asset value, end of the period	$27.26		$26.42	$23.92	$23.25	$21.74	$19.29

Total return	9.66	%(b)	13.70%	7.95%	9.49%	14.42%	9.97%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,040,192		$2,660,927	$1,938,124	$1,549,689	$1,067,062	$835,391
Net expenses	0.89	%(c)	0.90%	0.91%	0.91%	0.93%	0.92%
Gross expenses	0.89	%(c)	0.90%	0.91%	0.91%	0.93%	0.92%
Net investment income	0.54	%(c)	0.67%	1.08%	1.29%	1.79%	1.58%
Portfolio turnover rate	24%		37%	27%	22%	35%	43%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

73  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class A
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$20.72		$16.02	$16.05	$14.04	$11.96	$9.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00	)(b)	0.01	0.05	0.06	0.06	0.06
Net realized and unrealized gain (loss)	2.38		5.14	0.71	2.29	2.18	2.05

Total from Investment Operations	2.38		5.15	0.76	2.35	2.24	2.11

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.05)	(0.05)	(0.05)	(0.05)	(0.05)
Net realized capital gains	(0.99)		(0.40)	(0.74)	(0.29)	(0.11)	—

Total Distributions	(0.99)		(0.45)	(0.79)	(0.34)	(0.16)	(0.05)

Net asset value, end of the period	$22.11		$20.72	$16.02	$16.05	$14.04	$11.96

Total return(c)	11.65	%(d)	32.80%	5.81%	16.98%	18.99%	21.32%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,630,601		$1,477,915	$1,250,030	$1,083,362	$983,047	$729,989
Net expenses	0.89	%(e)	0.90%	0.91%	0.90%	0.91%	0.92%
Gross expenses	0.89	%(e)	0.90%	0.91%	0.90%	0.91%	0.92%
Net investment income (loss)	(0.05	)%(e)	0.04%	0.35%	0.39%	0.45%	0.58%
Portfolio turnover rate	5%		19%	7%	11%	8%	11%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  74

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class C
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$18.66		$14.53	$14.68	$12.92	$11.06	$9.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.08)		(0.11)	(0.06)	(0.05)	(0.03)	(0.02)
Net realized and unrealized gain (loss)	2.15		4.64	0.65	2.10	2.00	1.90

Total from Investment Operations	2.07		4.53	0.59	2.05	1.97	1.88

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.99)		(0.40)	(0.74)	(0.29)	(0.11)	—

Net asset value, end of the period	$19.74		$18.66	$14.53	$14.68	$12.92	$11.06

Total return(b)	11.26	%(c)	31.76%	5.05%	16.09%	18.03%	20.48%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$129,094		$128,764	$120,493	$130,133	$133,329	$109,798
Net expenses	1.64	%(d)	1.65%	1.66%	1.65%	1.66%	1.66%
Gross expenses	1.64	%(d)	1.65%	1.66%	1.65%	1.66%	1.66%
Net investment loss	(0.81	)%(d)	(0.71)%	(0.39)%	(0.36)%	(0.29)%	(0.16)%
Portfolio turnover rate	5%		19%	7%	11%	8%	11%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

75  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class N
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016
Net asset value, beginning of the period	$22.26		$17.17	$17.15	$14.97		$12.73		$10.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.07	0.11	0.12		0.11		0.10
Net realized and unrealized gain (loss)	2.56		5.53	0.76	2.44		2.32		2.18

Total from Investment Operations	2.59		5.60	0.87	2.56		2.43		2.28

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.11)	(0.11)	(0.09)		(0.08)		(0.07)
Net realized capital gains	(0.99)		(0.40)	(0.74)	(0.29)		(0.11)		—

Total Distributions	(1.04)		(0.51)	(0.85)	(0.38)		(0.19)		(0.07)

Net asset value, end of the period	$23.81		$22.26	$17.17	$17.15		$14.97		$12.73

Total return	11.79	%(b)	33.26%	6.14%	17.40	%(c)	19.39	%(c)	21.75%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$650,717		$579,571	$442,787	$1,001,688		$341,160		$60,765
Net expenses	0.57	%(d)	0.57%	0.56%	0.57	%(e)	0.57	%(e)	0.58%
Gross expenses	0.57	%(d)	0.57%	0.56%	0.58%		0.58%		0.58%
Net investment income	0.28	%(d)	0.38%	0.69%	0.73%		0.80%		0.82%
Portfolio turnover rate	5%		19%	7%	11%		8%		11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  76

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class Y
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$22.26		$17.17	$17.14	$14.97	$12.73	$10.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02		0.05	0.10	0.10	0.09	0.10
Net realized and unrealized gain (loss)	2.56		5.53	0.77	2.44	2.33	2.16

Total from Investment Operations	2.58		5.58	0.87	2.54	2.42	2.26

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)		(0.09)	(0.10)	(0.08)	(0.07)	(0.06)
Net realized capital gains	(0.99)		(0.40)	(0.74)	(0.29)	(0.11)	—

Total Distributions	(1.02)		(0.49)	(0.84)	(0.37)	(0.18)	(0.06)

Net asset value, end of the period	$23.82		$22.26	$17.17	$17.14	$14.97	$12.73

Total return	11.76	%(b)	33.15%	6.09%	17.25%	19.31%	21.55%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10,307,469		$9,313,775	$7,017,707	$6,620,996	$5,749,576	$3,493,961
Net expenses	0.64	%(c)	0.65%	0.66%	0.65%	0.66%	0.66%
Gross expenses	0.64	%(c)	0.65%	0.66%	0.65%	0.66%	0.66%
Net investment income	0.20	%(c)	0.27%	0.60%	0.64%	0.69%	0.82%
Portfolio turnover rate	5%		19%	7%	11%	8%	11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

77  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class A*
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$10.99		$10.51	$9.97	$10.29	$10.52	$10.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.19	0.25	0.22	0.17	0.20
Net realized and unrealized gain (loss)	(0.16)		0.54	0.55	(0.31)	(0.12)	0.17

Total from Investment Operations	(0.10)		0.73	0.80	(0.09)	0.05	0.37

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.20)	(0.26)	(0.23)	(0.20)	(0.21)
Net realized capital gains	(0.29)		(0.05)	—	—	(0.08)	(0.03)

Total Distributions	(0.35)		(0.25)	(0.26)	(0.23)	(0.28)	(0.24)

Net asset value, end of the period	$10.54		$10.99	$10.51	$9.97	$10.29	$10.52

Total return(b)(c)	(0.95	)%(d)	7.06%	8.11%	(0.85)%	0.44%	3.64%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$21,051		$19,962	$21,415	$19,149	$21,828	$19,327
Net expenses(e)	0.65	%(f)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.71	%(f)	0.72%	0.72%	0.70%	0.72%	0.72%
Net investment income	1.11	%(f)	1.78%	2.42%	2.17%	1.69%	1.89%
Portfolio turnover rate	45%		123%	135%	152%	216%	151%

*	Effective August 31, 2016, Retail Class shares were redesignated as Class A shares.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  78

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class C
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 2016*
Net asset value, beginning of the period	$11.02		$10.54	$10.00	$10.30	$10.53	$10.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02		0.11	0.17	0.13	0.10	0.01
Net realized and unrealized gain (loss)	(0.16)		0.54	0.55	(0.31)	(0.13)	0.00	(b)

Total from Investment Operations	(0.14)		0.65	0.72	(0.18)	(0.03)	0.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		(0.12)	(0.18)	(0.12)	(0.12)	(0.01)
Net realized capital gains	(0.29)		(0.05)	—	—	(0.08)	—

Total Distributions	(0.31)		(0.17)	(0.18)	(0.12)	(0.20)	(0.01)

Net asset value, end of the period	$10.57		$11.02	$10.54	$10.00	$10.30	$10.53

Total return(c)(d)	(1.34	)%(e)	6.27%	7.28%	(1.71)%	(0.29)%	0.08	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$405		$668	$467	$2	$3,225	$3,088
Net expenses(f)	1.40	%(g)	1.40%	1.40%	1.40%	1.40%	1.40	%(g)
Gross expenses	1.46	%(g)	1.46%	1.48%	1.45%	1.48%	1.56	%(g)
Net investment income	0.37	%(g)	1.00%	1.64%	1.31%	0.95%	0.86	%(g)
Portfolio turnover rate	45%		123%	135%	152%	216%	151%

*	From commencement of Class operations on August 31, 2016 through September 30, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

79  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class N
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Period Ended September 30, 2019*
Net asset value, beginning of the period	$10.98		$10.50	$10.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.22	0.17
Net realized and unrealized gain (loss)	(0.14)		0.54	0.45

Total from Investment Operations	(0.07)		0.76	0.62

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.23)	(0.19)
Net realized capital gains	(0.29)		(0.05)	—

Total Distributions	(0.37)		(0.28)	(0.19)

Net asset value, end of the period	$10.54		$10.98	$10.50

Total return(b)	(0.71	)%(c)	7.39%	6.19	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$19,076		$3,307	$3,546
Net expenses(d)	0.35	%(e)	0.35%	0.35	%(e)
Gross expenses	0.38	%(e)	0.43%	0.42	%(e)
Net investment income	1.38	%(e)	2.09%	2.54	%(e)
Portfolio turnover rate	45%		123%	135	%(f)

*	From commencement of Class operations on February 1, 2019 through September 30, 2019.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for year ended September 30, 2019.

See accompanying notes to financial statements.

|  80

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class Y*
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$10.99		$10.51	$9.97	$10.29	$10.52	$10.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.21	0.27	0.25	0.20	0.22
Net realized and unrealized gain (loss)	(0.15)		0.54	0.55	(0.31)	(0.13)	0.18

Total from Investment Operations	(0.08)		0.75	0.82	(0.06)	0.07	0.40

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.22)	(0.28)	(0.26)	(0.22)	(0.24)
Net realized capital gains	(0.29)		(0.05)	—	—	(0.08)	(0.03)

Total Distributions	(0.37)		(0.27)	(0.28)	(0.26)	(0.30)	(0.27)

Net asset value, end of the period	$10.54		$10.99	$10.51	$9.97	$10.29	$10.52

Total return(b)	(0.83	)%(c)	7.33%	8.38%	(0.60)%	0.69%	3.90%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$318,620		$293,577	$215,752	$148,119	$154,668	$139,398
Net expenses(d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.46	%(e)	0.47%	0.48%	0.45%	0.47%	0.47%
Net investment income	1.36	%(e)	2.01%	2.67%	2.43%	1.93%	2.11%
Portfolio turnover rate	45%		123%	135%	152%	216%	151%

*	Effective August 31, 2016, Institutional Class shares were redesignated as Class Y shares.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

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Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$11.54		$11.34		$11.09		$11.32	$11.51	$11.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.11		0.15		0.11	0.08	0.11
Net realized and unrealized gain (loss)	(0.09)		0.25		0.34		(0.13)	(0.09)	0.00 (b)

Total from Investment Operations	(0.06)		0.36		0.49		(0.02)	(0.01)	0.11

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)		(0.16)		(0.24)		(0.21)	(0.18)	(0.17)

Net asset value, end of the period	$11.44		$11.54		$11.34		$11.09	$11.32	$11.51

Total return(c)	(0.51	)%(d)	3.19%		4.42%		(0.17)%	(0.04)%	0.93%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$299,204		$296,217		$308,186		$328,475	$336,227	$442,671
Net expenses	0.73	%(e)(f)	0.78	%(g)	0.80%		0.80%	0.80%	0.77%
Gross expenses	0.73	%(e)(f)	0.78%		0.80%		0.80%	0.80%	0.77%
Net investment income	0.45	%(e)	0.93%		1.31%		1.02%	0.67%	0.96%
Portfolio turnover rate	138%		319	%(h)	527	%(h)	157%	126%	109%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes refund of prior year service fee of 0.01%. See Note 6b of Notes to Financial Statements.
(g)	Effective July 1, 2020, the expense limit decreased from 0.80% to 0.75%.
(h)	The variation in the Fund’s turnover rate from 2018 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

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Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$11.54		$11.35		$11.10		$11.33	$11.52	$11.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)		0.02		0.06		0.03	(0.01)	0.02
Net realized and unrealized gain (loss)	(0.08)		0.24		0.34		(0.13)	(0.08)	0.00 (b)

Total from Investment Operations	(0.10)		0.26		0.40		(0.10)	(0.09)	0.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.07)		(0.15)		(0.13)	(0.10)	(0.08)

Net asset value, end of the period	$11.44		$11.54		$11.35		$11.10	$11.33	$11.52

Total return(c)	(0.83	)%(d)	2.34%		3.64%		(0.91)%	(0.79)%	0.18%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$24,388		$19,628		$22,142		$23,341	$43,319	$73,027
Net expenses	1.49	%(e)	1.53	%(f)	1.55%		1.55%	1.55%	1.52%
Gross expenses	1.49	%(e)	1.53%		1.55%		1.55%	1.55%	1.52%
Net investment income (loss)	(0.32	)%(e)	0.18%		0.57%		0.24%	(0.09)%	0.21%
Portfolio turnover rate	138%		319	%(g)	527	%(g)	157%	126%	109%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2020, the expense limit decreased from 1.55% to 1.50%.
(g)	The variation in the Fund’s turnover rate from 2018 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

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Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class N
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Period Ended September 30, 2017*
Net asset value, beginning of the period	$11.57		$11.37		$11.12		$11.36	$11.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.14		0.19		0.15	0.05
Net realized and unrealized gain (loss)	(0.08)		0.26		0.33		(0.14)	0.08	(b)

Total from Investment Operations	(0.04)		0.40		0.52		0.01	0.13

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.20)		(0.27)		(0.25)	(0.16)

Net asset value, end of the period	$11.47		$11.57		$11.37		$11.12	$11.36

Total return(c)	(0.34	)%(d)	3.53%		4.77%		0.09%	1.12	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10,653		$11,035		$5,272		$3,176	$1,900
Net expenses(e)	0.41	%(f)	0.45	%(g)	0.46%		0.46%	0.47	%(f)
Gross expenses	0.42	%(f)	0.46%		0.48%		0.48%	0.50	%(f)
Net investment income	0.77	%(f)	1.20%		1.65%		1.37%	0.64	%(f)
Portfolio turnover rate	138%		319	%(h)	527	%(h)	157%	126	%(i)

*	From commencement of Class operations on February 1, 2017 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2020, the expense limit decreased from 0.50% to 0.45%.
(h)	The variation in the Fund’s turnover rate from 2018 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.
(i)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

|  84

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$11.57		$11.38		$11.13		$11.36	$11.55	$11.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.13		0.17		0.14	0.11	0.14
Net realized and unrealized gain (loss)	(0.07)		0.25		0.34		(0.13)	(0.09)	0.00 (b)

Total from Investment Operations	(0.03)		0.38		0.51		0.01	0.02	0.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.19)		(0.26)		(0.24)	(0.21)	(0.20)

Net asset value, end of the period	$11.48		$11.57		$11.38		$11.13	$11.36	$11.55

Total return	(0.29	)%(c)	3.35%		4.67%		0.09%	0.22%	1.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$695,800		$691,616		$457,248		$366,847	$360,322	$411,898
Net expenses	0.49	%(d)	0.53	%(e)	0.55%		0.55%	0.55%	0.52%
Gross expenses	0.49	%(d)	0.53%		0.55%		0.55%	0.55%	0.52%
Net investment income	0.68	%(d)	1.11%		1.55%		1.26%	0.92%	1.20%
Portfolio turnover rate	138%		319	%(f)	527	%(f)	157%	126%	109%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Effective July 1, 2020, the expense limit decreased from 0.55% to 0.50%.
(f)	The variation in the Fund’s turnover rate from 2018 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

85  |

Notes to Financial Statements

March 31, 2021 (Unaudited)

1.  Organization.  Natixis Funds Trust I, Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Loomis Sayles Core Plus Bond Fund (the “Core Plus Bond Fund”)

Loomis Sayles Funds I:

Loomis Sayles Intermediate Duration Bond Fund (the “Intermediate Duration Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles Credit Income Fund (the “Credit Income Fund”)

Loomis Sayles Global Allocation Fund (the “Global Allocation Fund”)

Loomis Sayles Growth Fund (the “Growth Fund”)

Loomis Sayles Limited Term Government and Agency Fund (the “Limited Term Government and Agency Fund”)

Each Fund is a diversified investment company.

Each Fund, except Growth Fund, offers Class A, Class C, Class N and Class Y shares. Growth Fund was closed to new investors effective April 28, 2017. Growth Fund offers Class A, Class C, Class N, and Class Y shares to defined contribution and defined benefit plans, clients of registered investment advisers and registered representatives trading through intermediary programs/platforms on which the Fund is already available and existing shareholders.

Class A shares are sold with a maximum front-end sales charge of 4.25% for Core Plus Bond Fund, Credit Income Fund and Intermediate Duration Bond Fund, 5.75% for Global Allocation Fund and Growth Fund, and 2.25% for Limited Term Government and Agency Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Short sales of debt securities are valued based on an evaluated ask price furnished to the Funds by an

|  86

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

independent pricing service. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of March 31, 2021, securities held by the Funds were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Core Plus Bond Fund	$—	—	$—	—	$1,918,839	Less than 0.1%
Global Allocation Fund	600,270,443	13.3%	8,882,592	0.2%	—	—
Intermediate Duration Bond Fund	—	—	—	—	32,105	Less than 0.1%
Limited Term Government and Agency Fund	—	—	—	—	3,592,035	0.3%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Short Sales.  A short sale is a transaction in which a Fund sells a security it does not own, usually in anticipation of a decline in the fair market value of the security. When closing out a short position, a Fund will have to purchase the security it originally sold short. The value of short sales is reflected as a liability in the Statements of Assets and Liabilities and is marked-to-market daily. A Fund will

87  |

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

realize a profit from closing out a short position if the price of the security sold short has declined since the short position was opened; a Fund will realize a loss from closing out a short position if the value of the shorted security has risen since the short position was opened. Because there is no upper limit on the price to which a security can rise, short selling exposes a Fund to potentially unlimited losses. The Funds intend to cover their short sale transactions by segregating or earmarking liquid assets, such that the segregated/earmarked amount, equals the current market value of the securities underlying the short sale.

For the six months ended March 31, 2021, Core Plus Bond Fund held short sale securities.

d.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

For the six months ended March 31, 2021, the amount of income available to be distributed has been reduced by the following amounts as a result of losses arising from changes in exchange rates:

Core Plus Bond Fund	$6,357,126

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

e.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

f.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures

|  88

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

g.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

h.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2021 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

i.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, convertible bonds, defaulted and/or non-income producing securities, capital gains taxes, deferred Trustees’ fees, distribution re-designations, contingent payment debt instruments, forward foreign currency contract mark-to-market, futures contract mark-to-market, trust preferred securities, premium amortization and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, defaulted and/or non-income producing securities, forward foreign currency contract mark-to-market, wash sales, premium amortization, contingent payment debt instruments, trust preferred

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securities, capital gains taxes, foreign currency gains and losses, futures contract mark-to-market, paydown gains and losses, dividends payable and convertible bonds. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2020 was as follows:

	2020 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Core Plus Bond Fund	$193,309,459	$—	$193,309,459
Credit Income Fund	—	—	—
Global Allocation Fund	18,191,927	73,767,977	91,959,904
Growth Fund	44,589,045	207,940,673	252,529,718
Intermediate Duration Bond Fund	6,686,899	27,607	6,714,506
Limited Term Government and Agency Fund	13,057,788	—	13,057,788

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of September 30, 2020, capital loss carryforwards were as follows:

	Core Plus Bond Fund	Credit Income Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Capital loss carryforward:
Long-term:
No expiration date	$—	$—	$—	$—	$—	$(30,539,386)

As of March 31, 2021, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Core Plus Bond Fund	Credit Income Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Unrealized appreciation (depreciation) Investments	$106,115,457	$39,994	$979,488,605	$5,801,834,529	$1,477,227	$7,374,580
Foreign currency translations	(6,004,781)	—	841,417	—	—	—

Total unrealized appreciation	$100,110,676	$39,994	$980,330,022	$5,801,834,529	$1,477,227	$7,374,580

As of March 31, 2021, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Core Plus Bond Fund	Credit Income Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Federal tax cost	$10,118,449,966	$25,219,423	$3,542,592,021	$6,891,786,256	$358,263,298	$1,001,557,997

Gross tax appreciation	$239,293,624	$493,958	$1,024,958,945	$5,922,500,568	$5,588,920	$14,185,708
Gross tax depreciation	(139,157,240)	(453,964)	(41,673,541)	(120,666,039)	(4,111,693)	(6,811,128)

Net tax appreciation	$100,136,384	$39,994	$983,285,404	$5,801,834,529	$1,477,227	$7,374,580

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The difference between these amounts and those reported in the preceding table are primarily attributable to capital gains taxes and foreign exchange gains or losses.

Amounts in the tables above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

j.  Senior Loans.  Each Fund may invest in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

k.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2021, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

l.  Due from Brokers.  Transactions and positions in certain futures, forward foreign currency contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Core Plus Bond Fund represents cash pledged as collateral for delayed delivery securities. The due from brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash pledged as collateral for forward foreign currency contracts and as initial margin for futures contracts. The due from brokers balance in the Statements of Assets and Liabilities for Intermediate Duration Bond Fund represents cash pledged as initial margin for futures contracts. In certain circumstances a Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

m.  Securities Lending.  Each Fund, except Credit Income Fund, have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2021, none of the Funds had loaned securities under this agreement.

n.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

o.  New Accounting Pronouncement.  In March 2020, the Financial Accounting Standards Board issued Accounting Standard Update 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”). In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), which is expected to occur no later than

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June 30, 2023, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2020-04 amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. No Fund contracts have yet been impacted by reference rate reform. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

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Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2021, at value:

Core Plus Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$—	$18,590,172	$1,006,584	(b)	$19,596,756
All Other Non-Convertible Bonds(a)	—	8,312,228,679	—		8,312,228,679

Total Non-Convertible Bonds	—	8,330,818,851	1,006,584		8,331,825,435

Municipals(a)	—	14,335,444	—		14,335,444

Total Bonds and Notes	—	8,345,154,295	1,006,584		8,346,160,879

Senior Loans(a)	—	369,377,496	—		369,377,496
Common Stocks(a)	—	—	912,255	(b)	912,255
Short-Term Investments	—	1,502,027,271	—		1,502,027,271

Total	$—	$10,216,559,062	$1,918,839		$10,218,477,901

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes Sold Short(a)	$—	$(39,198,402)	$—		$(39,198,402)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

Credit Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes(a)	$—	$24,008,060	$—		$24,008,060
Collateralized Loan Obligations	—	499,853	250,025	(b)	749,878
Preferred Stocks
Food & Beverage	—	224,603	—		224,603
All Other Preferred Stocks(a)	274,156	—	—		274,156

Total Preferred Stocks	274,156	224,603	—		498,759

Total Investments	274,156	24,732,516	250,025		25,256,697

Futures Contracts (unrealized appreciation)	2,720	—	—		2,720

Total	$276,876	$24,732,516	$250,025		$25,259,417

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

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Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

Global Allocation Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$43,944,905	$—	$43,944,905
Hong Kong	—	42,464,024	—	42,464,024
India	—	52,620,289	—	52,620,289
Japan	—	63,181,477	—	63,181,477
Netherlands	—	152,203,208	—	152,203,208
Sweden	—	60,602,649	—	60,602,649
Taiwan	—	122,943,571	—	122,943,571
United Kingdom	164,126,112	62,310,320	—	226,436,432
All Other Common Stocks(a)	2,439,257,307	—	—	2,439,257,307

Total Common Stocks	2,603,383,419	600,270,443	—	3,203,653,862

Bonds and Notes
Non-Convertible Bonds
United States	39,205	517,979,605	—	518,018,810
All Other Non-Convertible Bonds(a)	—	722,656,865	—	722,656,865

Total Non-Convertible Bonds	39,205	1,240,636,470	—	1,240,675,675

Convertible Bonds(a)	—	49,298,357	—	49,298,357
Municipals(a)	—	136,431	—	136,431

Total Bonds and Notes	39,205	1,290,071,258		1,290,110,463

Preferred Stocks(a)	1,952,664	—	—	1,952,664
Short-Term Investments	—	37,347,780	—	37,347,780

Total Investments	2,605,375,288	1,927,689,481	—	4,533,064,769

Forward Foreign Currency Contracts (unrealized appreciation)	—	476,208	—	476,208

Total	$2,605,375,288	$1,928,165,689	$—	$4,533,540,977

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(7,410,449)	$—	$(7,410,449)
Futures Contracts (unrealized depreciation)	(253,103)	—	—	(253,103)

Total	$(253,103)	$(7,410,449)	$—	$(7,663,552)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$12,547,797,277	$—	$—	$12,547,797,277
Short-Term Investments	—	145,823,508	—	145,823,508

Total	$12,547,797,277	$145,823,508	$—	$12,693,620,785

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

Intermediate Duration Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$5,655,473	$32,105	(b)	$5,687,578
All Other Bonds and Notes(a)	—	347,002,181	—		347,002,181

Total Bonds and Notes	—	352,657,654	32,105		352,689,759

Short-Term Investments	—	7,202,082	—		7,202,082

Total Investments	—	359,859,736	32,105		359,891,841

Futures Contracts (unrealized appreciation)	100,515	—	—		100,515

Total	$100,515	$359,859,736	$32,105		$359,992,356

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Futures Contracts (unrealized depreciation)	$(251,831)	$—	$—		$(251,831)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$164,363,934	$3,592,035	(b)	$167,955,969
All Other Bonds and Notes(a)	—	811,421,266	—		811,421,266

Total Bonds and Notes	—	975,785,200	3,592,035		979,377,235

Short-Term Investments	—	29,555,342	—		29,555,342

Total	$—	$1,005,340,542	$3,592,035		$1,008,932,577

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2020 and/or March 31, 2021:

Core Plus Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$27,065		$—	$—	$—	$—
Collateralized Mortgage Obligations	2,280,311		—	(9,846)	13,412	10
Common Stocks
Oil, Gas & Consumable Fuels	—	(a)	—	(429,948)	758,173	—

Total	$2,307,376		$—	$(439,794)	$771,585	$10

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Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

Core Plus Bond Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2021
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$(27,065)	$—	$—
Collateralized Mortgage Obligations	(1,277,303)	—	—	1,006,584	(746)
Common Stocks
Oil, Gas & Consumable Fuels	—	584,030	—	912,255	328,225

Total	$(1,277,303)	$584,030	$(27,065)	$1,918,839	$327,479

(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 Inputs.

A debt security valued at $27,065 was transferred from Level 3 to Level 2 during the period ended March 31, 2021. At September 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At March 31, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A common stock valued at $584,030 was transferred from Level 2 to Level 3 during the period ended March 31, 2021. At September 30, 2020, this security was valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2021, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Credit Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Collateralized Loan Obligations	$—	$—	$—	$25	$250,000

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2021
Collateralized Loan Obligations	$ —	$—	$—	$250,025	$25

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Notes to Financial Statements (continued)

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Global Allocation Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Preferred Stocks
United States	$ —(a)	$—	$(457,096)	$457,096	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2021
Preferred Stocks
United States	$—	$—	$—	$—	$—

(a)	Includes securities fair valued at zero by the Fund’s adviser using Level 3 Inputs.

Intermediate Duration Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
ABS Home Equity	$3,643	$—	$—	$—	$—
Collateralized Mortgage Obligations	4,042	—	19	(212)	—

Total	$7,685	$—	$19	$ (212)	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2021
Bonds and Notes
ABS Home Equity	$—	$—	$(3,643)	$—	$—
Collateralized Mortgage Obligations	(63,012)	91,268	—	32,105	(231)

Total	$(63,012)	$91,268	$(3,643)	$32,105	$(231)

A debt security valued at $3,643 was transferred from Level 3 to Level 2 during the period ended March 31, 2021. At September 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At March 31, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

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Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

A debt security valued at $91,268 was transferred from Level 2 to Level 3 during the period ended March 31, 2021. At September 30, 2020, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2021, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Collateralized Mortgage Obligations	$2,501,798	$—	$(26,785)	$ (51,083)	$353

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2021
Bonds and Notes
Collateralized Mortgage Obligations	$(1,427,305)	$2,595,057	$—	$3,592,035	$(59,311)

Debt securities valued at $2,595,057 were transferred from Level 2 to Level 3 during the period ended March 31, 2021. At September 30, 2020, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2021, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Credit Income Fund, Global Allocation Fund and Intermediate Duration Bond Fund used during the period include forward foreign currency contracts and futures contracts.

Credit Income Fund, Global Allocation Fund and Intermediate Duration Bond Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed income securities with longer maturities or durations, as compared to investing in fixed income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Funds may also use futures contracts to gain investment exposure. During the six months ended March 31, 2021, Credit Income Fund, Global Allocation Fund and Intermediate Duration Bond Fund each used futures contracts to manage duration.

Global Allocation Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2021, Global Allocation Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

|  98

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

The following is a summary of derivative instruments for Credit Income Fund as of March 31, 2021, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$2,720

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Credit Income Fund during the six months ended March 31, 2021, as reflected within the Statements of Operations, were as follows:

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$2,720

The following is a summary of derivative instruments for Global Allocation Fund as of March 31, 2021, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$476,208

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(7,410,449)	$—

Exchange-traded liability derivatives
Interest rate contracts	—	(253,103)

Total liability derivatives	$(7,410,449)	$(253,103)

1

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

99  |

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

Transactions in derivative instruments for Global Allocation Fund during the six months ended March 31, 2021, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$(323,838)
Foreign exchange contracts	(7,029,426)	—

Total	$(7,029,426)	$(323,838)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$(280,831)
Foreign exchange contracts	(8,946,072)	—

Total	$(8,946,072)	$(280,831)

The following is a summary of derivative instruments for Intermediate Duration Bond Fund as of March 31, 2021, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$100,515

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(251,831)

1

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Intermediate Duration Bond Fund during the six months ended March 31, 2021, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(5,936)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(164,475)

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

|  100

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets for Global Allocation Fund and Intermediate Duration Bond Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2021:

Credit Income Fund	Futures
Average Notional Amount Outstanding	0.56%
Highest Notional Amount Outstanding	3.93%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of March 31, 2021	3.93%

Global Allocation Fund	Forwards	Futures
Average Notional Amount Outstanding	11.45%	0.21%
Highest Notional Amount Outstanding	12.10%	0.59%
Lowest Notional Amount Outstanding	11.15%	0.13%
Notional Amount Outstanding as of March 31, 2021	11.15%	0.59%

Intermediate Duration Bond Fund	Futures
Average Notional Amount Outstanding	7.18%
Highest Notional Amount Outstanding	7.78%
Lowest Notional Amount Outstanding	6.78%
Notional Amount Outstanding as of March 31, 2021	6.78%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forwards and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of March 31, 2021, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Allocation Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$22,356	$(22,356)	$—	$—	$—
Credit Suisse International	272,633	(272,633)	—	—	—
Morgan Stanley Capital Services, Inc.	147,413	(147,413)	—	—	—
UBS AG	33,806	(29,586)	4,220	—	4,220

	$476,208	$(471,988)	$4,220	$—	$4,220

101  |

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

Global Allocation Fund (continued)

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(252,537)	$22,356	$(230,181)	$230,181	$—
Citibank N.A.	(409,169)	—	(409,169)	270,000	(139,169)
Credit Suisse International	(2,088,332)	272,633	(1,815,699)	450,000	(1,365,699)
HSBC Bank USA	(48,045)	—	(48,045)	—	(48,045)
Morgan Stanley Capital Services, Inc.	(4,582,780)	147,413	(4,435,367)	4,400,241	(35,126)
UBS AG	(29,586)	29,586	—	—	—

	$(7,410,449)	$471,988	$(6,938,461)	$5,350,422	$(1,588,039)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2021:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Credit Income Fund	$22,397	$22,397
Global Allocation Fund	6,082,633	260,223
Intermediate Duration Bond Fund	165,000	165,000

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2021, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Plus Bond Fund	$11,102,232,552	$11,546,871,413	$1,799,983,604	$924,798,858
Credit Income Fund	2,968,638	1,244,190	5,409,346	5,741,549
Global Allocation Fund	138,769,070	204,930,930	999,277,544	791,363,279
Growth Fund	—	—	644,070,836	827,489,812
Intermediate Duration Bond Fund	94,098,056	40,587,596	105,390,883	113,350,261
Limited Term Government and Agency Fund	1,344,282,594	1,270,194,924	44,078,824	59,208,638

|  102

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $400 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1875%	0.1500%
Credit Income Fund	0.4200%	0.4200%	0.4200%	0.4200%
Global Allocation Fund	0.7500%	0.7500%	0.7500%	0.7300%
Growth Fund	0.5000%	0.5000%	0.5000%	0.5000%
Intermediate Duration Bond Fund	0.2500%	0.2500%	0.2500%	0.2500%
Limited Term Government and Agency Fund	0.3250%	0.3250%	0.3000%	0.3000%

Natixis Advisors, L.P. (“Natixis Advisors”) serves as the advisory administrator to Core Plus Bond Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%

Management and advisory administration fees are presented in the Statements of Operations as management fees.

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2022, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2021 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	0.75%	1.50%	0.45%	0.50%
Credit Income Fund	0.82%	1.57%	0.52%	0.57%
Global Allocation Fund	1.25%	2.00%	0.95%	1.00%
Growth Fund	1.25%	2.00%	0.95%	1.00%
Intermediate Duration Bond Fund	0.65%	1.40%	0.35%	0.40%
Limited Term Government and Agency Fund	0.75%	1.50%	0.45%	0.50%

Loomis Sayles and Natixis Advisors have agreed to equally bear the waivers and/or expense reimbursements for Core Plus Bond Fund.

Loomis Sayles (and Natixis Advisors for Core Plus Bond Fund) shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

103  |

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

For the six months ended March 31, 2021, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Core Plus Bond Fund	$7,527,488	$—	$7,527,488	0.16%	0.16%
Credit Income Fund	53,903	53,903	—	0.42%	—%
Global Allocation Fund	16,053,061	—	16,053,061	0.74%	0.74%
Growth Fund	30,574,486	—	30,574,486	0.50%	0.50%
Intermediate Duration Bond Fund	434,891	97,863	337,028	0.25%	0.19%
Limited Term Government and Agency Fund	1,627,335	—	1,627,335	0.31%	0.31%

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2022.

For the six months ended March 31, 2021, the advisory administration fees for Core Plus Bond Fund were $7,527,488 (effective rate of 0.16% of average daily net assets).

In addition, Loomis Sayles reimbursed non-class specific expenses of Credit Income Fund in the amount of $5,841. Expense reimbursements are subject to possible recovery until September 30, 2022.

No expenses were recovered for any of the Funds during the six months ended March 31, 2021 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended March 31, 2021, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Core Plus Bond Fund	$819,593	$161,189	$483,567
Credit Income Fund	78	1	4
Global Allocation Fund	816,842	635,841	1,907,522
Growth Fund	1,967,984	164,123	492,370
Intermediate Duration Bond Fund	25,322	695	2,085
Limited Term Government and Agency Fund	355,336	26,969	80,908

For the six months ended March 31, 2021, Natixis Distribution refunded Limited Term Government and Agency Fund $17,234 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first

|  104

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

$15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2021, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Core Plus Bond Fund	$2,051,911
Credit Income Fund	5,527
Global Allocation Fund	935,175
Growth Fund	2,633,301
Intermediate Duration Bond Fund	74,904
Limited Term Government and Agency Fund	224,703

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2021, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Core Plus Bond Fund	$2,550,227
Global Allocation Fund	1,546,491
Growth Fund	4,006,825
Intermediate Duration Bond Fund	123,620
Limited Term Government and Agency Fund	299,287

As of March 31, 2021, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Core Plus Bond Fund	$89,832
Global Allocation Fund	74,081
Growth Fund	119,756
Intermediate Duration Bond Fund	4,659
Limited Term Government and Agency Fund	16,493

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended March 31, 2021, were as follows:

Fund	Commissions
Core Plus Bond Fund	$38,196
Global Allocation Fund	149,701
Growth Fund	52,846
Limited Term Government and Agency Fund	62,087

105  |

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

g.  Affiliated Ownership.  As of March 31, 2021, the percentage of each Fund’s net assets owned by affiliates is as follows:

Core Plus Bond Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.12%

Credit Income Fund
Natixis and Affiliates	99.57%
Loomis Sayles Employees	0.04%

Global Allocation Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.57%

Growth Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.71%
Loomis Sayles Funded Pension Plan and Trust	0.10%

Intermediate Duration Bond Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.81%

Limited Term Government and Agency Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.17%
Loomis Sayles Distribution	0.12%
Natixis Sustainable Future 2015 Fund	0.05%
Natixis Sustainable Future 2020 Fund	0.03%
Natixis Sustainable Future 2025 Fund	0.06%
Natixis Sustainable Future 2030 Fund	0.04%
Natixis Sustainable Future 2035 Fund	0.03%
Natixis Sustainable Future 2040 Fund	0.01%
Natixis Sustainable Future 2045 Fund	0.01%

Investment activities of affiliated shareholders could have material impacts on the Funds.

|  106

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to Credit Income Fund, Intermediate Duration Bond Fund and Limited Term Government and Agency Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2022 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2021, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
Credit Income Fund	$417
Intermediate Duration Bond Fund	467
Limited Term Government and Agency Fund	619

7.  Custodian Fees and Expenses.  State Street Bank, custodian to the Funds, has agreed to waive custodian fees and certain other expenses for the first 12 months of operations for Credit Income Fund. For the six months ended March 31, 2021, total fees waived for the Fund were $10,410.

8.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2021, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	$257,048	$50,294	$6,714	$2,388,125
Credit Income Fund	1,499	25	417	471
Global Allocation Fund	256,262	199,391	1,898	1,134,646
Growth Fund	590,656	49,316	1,868	3,716,771
Intermediate Duration Bond Fund	7,863	218	467	120,457
Limited Term Government and Agency Fund	130,318	9,507	619	311,199
9.  Line of Credit.  Each Fund, except for Credit Income Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2021, none of the Funds had borrowings under this agreement.

Effective April 8, 2021, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit.

10.  Risk.  Global Allocation Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Core Plus Bond Fund and Limited Term Government and Agency Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are

107  |

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2021, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

	Number of 5% Account Holders	Percentage of Ownership
Core Plus Bond Fund	1	10.62%
Growth Fund	2	18.58%
Intermediate Duration Bond Fund	4	67.78%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
Core Plus Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	14,720,812	$205,027,112	17,898,810	$246,212,136
Issued in connection with the reinvestment of distributions	983,421	13,673,794	648,421	8,793,629
Redeemed	(8,727,749)	(121,391,176)	(16,819,374)	(227,319,033)

Net change	6,976,484	$97,309,730	1,727,857	$27,686,732

Class C
Issued from the sale of shares	994,378	$13,911,152	2,130,053	$29,237,104
Issued in connection with the reinvestment of distributions	221,598	3,086,753	119,932	1,623,298
Redeemed	(1,630,801)	(22,741,959)	(4,925,789)	(67,833,185)

Net change	(414,825)	$(5,744,054)	(2,675,804)	$(36,972,783)

Class N
Issued from the sale of shares	48,119,950	$675,454,323	84,014,957	$1,156,522,813
Issued in connection with the reinvestment of distributions	5,528,161	77,548,046	4,691,629	64,237,460
Redeemed	(43,795,143)	(615,357,157)	(62,741,955)	(854,510,574)
Redeemed in-kind (Note 13)	—	—	(32,463,709)	(456,764,389)

Net change	9,852,968	$137,645,212	(6,499,078)	$(90,514,690)

Class Y
Issued from the sale of shares	100,252,120	$1,406,436,203	190,014,284	$2,636,656,671
Issued in connection with the reinvestment of distributions	11,550,057	162,006,334	6,961,003	95,521,951
Redeemed	(56,132,009)	(787,197,565)	(96,927,942)	(1,324,095,811)

Net change	55,670,168	$781,244,972	100,047,345	$1,408,082,811

Increase from capital share transactions	72,084,795	$1,010,455,860	92,600,320	$1,308,282,070

|  108

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended March 31, 2021		Period Ended September 30, 2020(a)
Credit Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	8,583	$87,178	100	$1,000
Issued in connection with the reinvestment of distributions	98	1,003	—	—

Net change	8,681	$88,181	100	$1,000

Class C
Issued from the sale of shares	—	$—	100	$1,000
Issued in connection with the reinvestment of distributions	1	11	—	—

Net change	1	$11	100	$1,000

Class N
Issued from the sale of shares	—	$—	2,500,000	$25,000,000
Issued in connection with the reinvestment of distributions	38,807	395,016	—	—

Net change	38,807	$395,016	2,500,000	$25,000,000

Class Y
Issued from the sale of shares	1,992	$20,000	100	$1,000
Issued in connection with the reinvestment of distributions	32	325	—	—

Net change	2,024	$20,325	100	$1,000

Increase from capital share transactions	49,513	$503,533	2,500,300	$25,003,000

(a)	From commencement of operations on September 29, 2020 through September 30, 2020.

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
Global Allocation Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,354,971	$90,261,733	9,934,108	$244,510,222
Issued in connection with the reinvestment of distributions	920,421	24,308,308	408,536	10,037,738
Redeemed	(3,806,556)	(102,564,130)	(5,288,773)	(125,525,882)

Net change	468,836	$12,005,911	5,053,871	$129,022,078

Class C
Issued from the sale of shares	1,979,967	$52,363,174	5,429,302	$129,254,637
Issued in connection with the reinvestment of distributions	874,791	22,762,056	335,475	8,148,688
Redeemed	(2,269,785)	(60,122,864)	(7,501,444)	(180,254,496)

Net change	584,973	$15,002,366	(1,736,667)	$(42,851,171)

Class N
Issued from the sale of shares	1,323,284	$36,012,719	2,473,848	$60,506,193
Issued in connection with the reinvestment of distributions	538,052	14,290,673	229,737	5,672,201
Redeemed	(630,727)	(17,133,954)	(1,170,090)	(28,432,814)

Net change	1,230,609	$33,169,438	1,533,495	$37,745,580

Class Y
Issued from the sale of shares	17,851,500	$484,297,631	39,782,349	$960,786,370
Issued in connection with the reinvestment of distributions	5,159,028	137,075,378	1,901,677	46,971,422
Redeemed	(12,203,488)	(330,963,649)	(21,963,125)	(519,151,329)

Net change	10,807,040	$290,409,360	19,720,901	$488,606,463

Increase from capital share transactions	13,091,458	$350,587,075	24,571,600	$612,522,950

109  |

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	8,502,714	$184,346,657	17,054,510	$295,932,287
Issued in connection with the reinvestment of distributions	2,584,796	55,159,560	1,535,788	26,261,967
Redeemed	(8,664,782)	(188,092,422)	(25,287,462)	(430,112,221)

Net change	2,422,728	$51,413,795	(6,697,164)	$(107,917,967)

Class C
Issued from the sale of shares	421,995	$8,156,814	1,233,665	$19,482,505
Issued in connection with the reinvestment of distributions	217,137	4,145,151	120,727	1,870,055
Redeemed	(997,976)	(19,371,674)	(2,748,722)	(44,108,509)

Net change	(358,844)	$(7,069,709)	(1,394,330)	$(22,755,949)

Class N
Issued from the sale of shares	2,857,865	$66,744,525	17,025,202	$315,167,287
Issued in connection with the reinvestment of distributions	791,042	18,170,220	728,950	13,354,361
Redeemed	(2,365,009)	(55,083,876)	(17,501,743)	(331,093,667)

Net change	1,283,898	$29,830,869	252,409	$(2,572,019)

Class Y
Issued from the sale of shares	59,552,211	$1,387,964,636	129,418,130	$2,410,503,407
Issued in connection with the reinvestment of distributions	14,341,619	329,570,400	8,337,704	152,830,107
Redeemed	(59,682,715)	(1,393,467,009)	(127,998,579)	(2,403,446,308)

Net change	14,211,115	$324,068,027	9,757,255	$159,887,206

Increase from capital share transactions	17,558,897	$398,242,982	1,918,170	$26,641,271

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
Intermediate Duration Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	257,371	$2,756,111	324,729	$3,474,978
Issued in connection with the reinvestment of distributions	57,284	615,239	46,350	490,629
Redeemed	(134,252)	(1,448,165)	(592,250)	(6,368,788)

Net change	180,403	$1,923,185	(221,171)	$(2,403,181)

Class C
Issued from the sale of shares	15,059	$160,511	19,815	$211,443
Issued in connection with the reinvestment of distributions	1,559	16,786	773	8,198
Redeemed	(38,924)	(418,127)	(4,252)	(45,689)

Net change	(22,306)	$(240,830)	16,336	$173,952

Class N
Issued from the sale of shares	1,610,520	$17,699,394	8,686	$92,320
Issued in connection with the reinvestment of distributions	62,149	666,465	8,959	94,763
Redeemed	(163,182)	(1,748,468)	(54,098)	(585,173)

Net change	1,509,487	$16,617,391	(36,453)	$(398,090)

Class Y
Issued from the sale of shares	6,167,218	$66,630,012	12,426,531	$132,862,309
Issued in connection with the reinvestment of distributions	946,129	10,162,350	557,209	5,914,095
Redeemed	(3,602,452)	(38,902,016)	(6,797,325)	(71,873,949)

Net change	3,510,895	$37,890,346	6,186,415	$66,902,455

Increase from capital share transactions	5,178,479	$56,190,092	5,945,127	$64,275,136

|  110

Notes to Financial Statements (continued)

March 31, 2021 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	2,920,368	$33,600,973	8,119,093	$93,051,564
Issued in connection with the reinvestment of distributions	81,472	936,877	294,326	3,364,566
Redeemed	(2,523,551)	(29,019,153)	(9,910,542)	(113,643,142)

Net change	478,289	$5,518,697	(1,497,123)	$(17,227,012)

Class C
Issued from the sale of shares	980,175	$11,276,800	1,390,000	$15,896,924
Issued in connection with the reinvestment of distributions	469	5,405	8,812	100,557
Redeemed	(549,177)	(6,314,129)	(1,649,132)	(18,865,977)

Net change	431,467	$4,968,076	(250,320)	$(2,868,496)

Class N
Issued from the sale of shares	325,312	$3,753,839	719,991	$8,232,916
Issued in connection with the reinvestment of distributions	4,622	52,892	12,962	148,889
Redeemed	(355,124)	(4,100,608)	(242,561)	(2,793,313)

Net change	(25,190)	$(293,877)	490,392	$5,588,492

Class Y
Issued from the sale of shares	19,673,164	$227,104,506	54,197,489	$624,437,973
Issued in connection with the reinvestment of distributions	232,731	2,684,829	574,408	6,596,941
Redeemed	(19,033,876)	(219,679,541)	(35,196,219)	(404,652,972)

Net change	872,019	$10,109,794	19,575,678	$226,381,942

Increase from capital share transactions	1,756,585	$20,302,690	18,318,627	$211,874,926

13.  Redemption In-Kind.  In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital. For the year ended September 30, 2020, Core Plus Bond Fund participated in a redemption in-kind transaction.

14.  Subsequent Event.  Effective May 1, 2021, Class C shares will automatically convert to Class A shares after eight years.

111  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 24, 2021

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	May 24, 2021